VANGUARD(R) INSTITUTIONAL U.S. STOCK INDEX FUNDS

ANNUAL REPORT * DECEMBER 31, 2001

STOCK

VANGUARD INSTITUTIONAL INDEX FUND

VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND

PERSPECTIVE
Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.
     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.
     The actions we recommend are quite simple.
     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.
     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.
     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.
     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.

--------------------------------------------
CONTENTS
--------------------------------------------
Letter from the Chairman                   1
Fund Profiles                              6
Glossary of Investment Terms               8
Performance Summaries                      9
Your Fund's After-Tax Returns             11
Financial Statements                      12
--------------------------------------------

SUMMARY

* The stock market provided disappointing returns in 2001. The Vanguard Institutional Index Funds succeeded in tracking their target benchmarks.
* For the 12 months, the broad U.S. stock market lost more than 10% of its value, producing its first back-to-back yearly losses since 1973-1974.
* Through skillful portfolio administration, Vanguard's Quantitative Equity Group has sharply minimized the drag of costs.

LETTER FROM THE CHAIRMAN
                                                      [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN

Fellow Shareholder,

During 2001, the Vanguard(R) Institutional U.S. Stock Index Funds met their objectives by closely tracking their target indexes. Both the Institutional and Institutional Plus Shares of VANGUARD(R) INSTITUTIONAL INDEX FUND returned -11.9%, matching the return of the Standard & Poor's 500 Index.
     From their inceptions on August 31, 2001, and May 31, 2001, through December 31, 2001, the Institutional and Institutional Plus Shares of VANGUARD(R) INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND returned 2.3% and -7.0%, respectively, in line with the fund's benchmark, the Wilshire 5000 Total Stock Market Index.

-----------------------------------------------------------
2001 TOTAL RETURNS                       FISCAL YEAR ENDED
                                               DECEMBER 31
-----------------------------------------------------------
VANGUARD INSTITUTIONAL INDEX FUND
  Institutional Shares                              -11.9%
  Institutional Plus Shares                         -11.9
Average Large-Cap Core Fund*                        -13.8
S&P 500 Index                                       -11.9
-----------------------------------------------------------
                                        INCEPTION** THROUGH
                                                DECEMBER 31
-----------------------------------------------------------
VANGUARD INSTITUTIONAL
  TOTAL STOCK MARKET INDEX FUND
  Institutional Shares                                2.3%
  Institutional Plus Shares                          -7.0
-----------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**For Institutional Shares, inception is August 31, 2001;
  for Institutional Plus Shares, inception is May 31, 2001.
-----------------------------------------------------------

     The Institutional Index Fund's Institutional Shares require a minimum initial investment of $10 million, while that for the Institutional Plus Shares is $200 million. The minimum investment for the Institutional Total Stock Market Index Fund Institutional Shares is also $200 million, while that for the Plus Shares is $500 million.
     The table above presents the total returns (capital change plus reinvested dividends) for our funds and, for the Institutional Index Fund, the average competitor, and the fund's benchmark. The table on page 5 shows the changes in share price and any distributions made by the funds during the past 12 months.

FINANCIAL MARKETS IN REVIEW
Stock investors were sorely tested in 2001. The longest economic expansion in U.S. history ended in March and a recession began. Corporate profits and stock market valuations were already down sharply before September 11. The terrorist attacks led to a four-day hiatus from stock trading, and stock prices lost more ground when trading resumed. However, a rally took hold in the remainder of the year, reducing the market's losses. For the full 12 months, though, the broad

U.S. stock market lost more than 10% of its value, producing its first back-to-back yearly losses since 1973-1974.
     During the first nine months of the year, value-oriented shares outperformed growth stocks--by declining more modestly. But the fourth quarter's upturn brought a reversal: Growth stocks delivered the strongest gains. Small-capitalization stocks bested large ones throughout the year. On balance, stocks declined -11.0%, as measured by the Wilshire 5000 Index.

--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
                                                 -------------------------------
                                                  ONE         THREE         FIVE
                                                 YEAR         YEARS        YEARS
--------------------------------------------------------------------------------
STOCKS
------
S&P 500 INDEX (Large-caps)                     -11.9%         -1.0%        10.7%
RUSSELL 2000 INDEX (Small-caps)                  2.5           6.4          7.5
WILSHIRE 5000 INDEX (Entire market)            -11.0          -0.7          9.7
MSCI EAFE INDEX (International)                -22.0          -5.3          0.7
--------------------------------------------------------------------------------
BONDS
-----
LEHMAN AGGREGATE BOND INDEX (Entire market)      8.4%          6.3%         7.4%
LEHMAN 10 YEAR MUNICIPAL BOND INDEX              4.6           4.6          5.9
SALOMON SMITH BARNEY 3-MONTH
  U.S. TREASURY BILL INDEX                       4.1           4.9          5.0
================================================================================
CPI
---
CONSUMER PRICE INDEX                             1.6%          2.5%         2.2%
--------------------------------------------------------------------------------

     The dismal environment for stocks proved to be a tonic for bonds. In an aggressive attempt to jump-start the flagging U.S. economy, the Federal Reserve Board slashed interest rates 11 times. As shown in the chart below, the Fed pushed its target for short-term interest rates from 6.50% to 1.75%-the lowest level in four decades. Lower interest rates translated into meaningful price gains for most high-quality bonds. For the year, the Lehman Brothers Aggregate Bond Index, a measure of the entire market for investment-grade U.S. bonds, returned 8.4%.
     Of course, lower rates can be tough on investors who depend on fixed income securities for current income. By the end of 2001, the yield of the 3-month U.S. Treasury bill had plunged to 1.72%, down from 5.90% at the

--------------------------------------------------------------------------------
A RECORD NUMBER OF INTEREST RATE CUTS (12 MONTHS ENDED DECEMBER 31, 2001)

In 2001, the Federal Reserve Board lowered its target for short-term interest rates a record 11 times. By repeatedly reducing the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System-- the Fed hoped to encourage banks to make loans more widely available, spurring investment and economic growth.


[SCALE  0% TO 7.0%]

          DATE          % RATE
         ------         ------
     12/31/2000           6.5
       1/3/2001             6
      1/31/2001           5.5
  (Recession Begins)
      2/28/2001           5.5
      3/20/2001             5
      4/18/2001           4.5
      5/15/2001             4
      6/27/2001          3.75
      7/30/2001          3.75
      8/21/2001           3.5
      8/31/2001           3.5
  (Terrorist Attacks)
      9/17/2001             3
      10/2/2001           2.5
      11/6/2201             2
     12/11/2001          1.75
--------------------------------------------------------------------------------
Source: Federal Reserve Board.

beginning of the year and roughly even with the rate of inflation. As a result, most short-term investment vehicles were providing minuscule "real," or inflation-adjusted, returns. The yields of the 10-year Treasury note and the 30-year Treasury bond finished 2001 little changed, at 5.05% and 5.47%, respectively.

                                                          ----------------------
                                                            THE LARGE-CAP STOCKS
                                                                   THAT DOMINATE
                                                          VANGUARD INSTITUTIONAL
                                                          INDEX FUND'S PORTFOLIO
                                                                TOOK A WILD RIDE
                                                                    DURING 2001.
                                                          ----------------------

2001 PERFORMANCE OVERVIEW
The large-cap stocks that dominate Vanguard Institutional Index Fund's portfolio took a wild ride during 2001, experiencing a sharp decline for most of the year, then rallying strongly in the final months. Ultimately, the stock market's fourth-quarter rally was too little too late, and the fund, like its target index, finished the year with a double-digit loss. That showing marked 2001 as the first time since 1973-1974 that the S&P 500 Index has posted two consecutive years of negative returns.
     The fund nevertheless acquitted itself well relative to comparable standards. First, the fund matched the return of its unmanaged benchmark, which incurs neither the transaction nor the operating costs that act as a drag on real-world fund performance. Second, the fund outpaced the average large-cap core mutual fund by almost 2 percentage points. Part of the gap reflects the index fund's much lower costs. The outperformance also reflects the average fund's heavier commitment to the technology sector, one of the hardest-hit sectors of the market. (This is ironic, because many of the self-proclaimed experts who predicted underperformance by index funds cited the S&P 500 Index's exposure to technology.)

-----------------------
FROM ITS INCEPTION
IN 1990,  THE
INSTITUTIONAL  INDEX
FUND HAS MADE
VANGUARD'S INDEXING
EXPERTISE  AVAILABLE
TO LARGE  INSTITUTIONAL
INVESTORS AT
ROCK-BOTTOM COST.
-----------------------

     The Institutional Total Stock Market Index Fund began operations in the middle of 2001. Throughout its abbreviated fiscal year, the fund benefited from its exposure to the small- and mid-sized stocks that held up better than the market's largest names. The fund's Institutional Shares, which began operations on August 31, provided a total return of 2.3%, slightly higher than the return of its average rival and even with the target index. The Institutional Plus Shares returned -7.0% from their inception at the end of May through the end of December, slightly outpacing the benchmark, but lagging the average peer.

LONG-TERM PERFORMANCE OVERVIEW
From its inception in 1990, the Institutional Index Fund has made Vanguard's indexing expertise available to large institutional investors at rock-bottom cost. The fund's expense ratios in 2001 (operating costs as a percentage of average net assets) equaled 0.05% of assets for Institutional Shares and 0.025% of assets for Institutional Plus Shares.

     In 2001, we added the Institutional Total Stock Market Index Fund to our lineup, including both Institutional and Institutional Plus Shares, with expense ratios of 0.06% and 0.025%, respectively.
     The table below presents the long-term total returns for the two share classes of the Institutional Index Fund. Because the Institutional Total Stock Market Index Fund began operations in 2001, the results presented in the 2001 Performance Overview incorporate its entire history.
     During the past ten years, the Institutional Index Fund outperformed its average rival by 1.8 percentage points per year. While it's true that large institutional investors have access to many mutual funds with lower expense ratios than the 1.36% charged by the average large-cap core fund, only part of our index fund's advantage is the result of operating costs.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                    TEN YEARS ENDED
                                                               DECEMBER 31, 2001
                                      ------------------------------------------
                                      AVERAGE                     FINAL VALUE OF
                                       ANNUAL                      A $10,000,000
                                       RETURN                 INITIAL INVESTMENT
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL INDEX FUND
  INSTITUTIONAL SHARES                  13.0%                        $33,874,242
Average Large-Cap Core Fund             11.2                          28,852,867
S&P 500 Index                           12.9                          33,754,537
--------------------------------------------------------------------------------
                                                           JULY 7,1997*, THROUGH
                                                               DECEMBER 31, 2001
                                      ------------------------------------------
                                      AVERAGE                     FINAL VALUE OF
                                       ANNUAL                     A $200,000,000
                                       RETURN                 INITIAL INVESTMENT
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL INDEX FUND
  INSTITUTIONAL PLUS SHARES              6.8%                       $268,879,500
Average Large-Cap Core Fund              5.7                         256,010,080
S&P 500 Index                            6.7                         267,410,660
--------------------------------------------------------------------------------
*Inception.

The Institutional Index Fund also benefits from far lower transaction costs not included in the expense ratio) and a policy of remaining fully invested in the stock market. Over time, keeping 100% of the portfolio in stocks, rather than allocating some assets to cash, has proved a wise strategy for stock fund managers.
     What's especially remarkable is that, over the decade, the Institutional Index Fund has actually edged out the S&P 500 Index, an unmanaged benchmark unburdened by the real-world costs of investing. This performance is a credit to the talents of Vanguard's Quantitative Equity Group, which has advised the fund since its inception. Through skillful management of fund cash flows, the group has more than offset the drag of costs.

IN CLOSING
It's fitting to close this letter by noting that 2001 marked the 25th anniversary of indexing at Vanguard. A quarter of a century ago, Vanguard introduced the first index mutual fund. At its inception, the fund was derided as "un-American,"
a sure path to mediocrity. Today, that original fund--Vanguard 500 Index Fund--is the world's largest mutual fund, with an enviable record of long-term performance. Indexing now enjoys wide acceptance among individual and institutional investors, forming the foundation of many sensible investment plans.
     As the past two years of weak returns have shown, however, one stock index fund can expose a portfolio to a high level of risk. Vanguard advises investors to develop a balanced portfolio that includes not only broadly diversified stock funds but also bond funds and money market funds. Once such a plan is in place, stick with it.
     We thank you for entrusting your assets to us, and we extend a warm welcome to our new shareholders.


Sincerely,

/S/ JOHN J. BRENNAN

John J. Brennan
Chairman and Chief Executive Officer
January 15, 2002


---------------------------------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE: DECEMBER 31, 2000-DECEMBER 31, 2001

                                                                                        DISTRIBUTIONS
                                                                                          PER SHARE
                                                                                  -----------------------
                                            STARTING               ENDING            INCOME       CAPITAL
                                         SHARE PRICE          SHARE PRICE         DIVIDENDS         GAINS
---------------------------------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL INDEX FUND
  Institutional Shares                       $120.72              $104.89            $1.375        $0.000
  Institutional Plus Shares                   120.72               104.89             1.406         0.000
---------------------------------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL
 TOTAL STOCK MARKET INDEX FUND
  Institutional Shares                        $22.72*              $23.10            $0.139        $0.000
  Institutional Plus Shares                    25.00*               23.10             0.151         0.000
---------------------------------------------------------------------------------------------------------
*Net asset value at inception; August 31, 2001, for the Institutional Total Stock Market Index Fund
Institutional Shares, May 31, 2001, for the Institutional Total Stock Market Index Fund Institutional
Plus Shares.
---------------------------------------------------------------------------------------------------------

FUND PROFILE                                             AS OF DECEMBER 31, 2001
  FOR INSTITUTIONAL INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 8.

------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                         S&P
                                            FUND         500
------------------------------------------------------------
Number of Stocks                             506         500
Median Market Cap                         $61.4B      $61.4B
Price/Earnings Ratio                       29.0x       29.0x
Price/Book Ratio                            3.7x        3.7x
Yield                                                   1.4%
  Institutional Shares                      1.1%
  Institutional Plus Shares                 1.2%
Return on Equity                           23.9%       23.9%
Earnings Growth Rate                       14.3%       14.3%
Foreign Holdings                            1.3%        1.3%
Turnover Rate                                 8%          --
Expense Ratio
  Institutional Shares                     0.05%          --
  Institutional Plus Shares               0.025%          --
Cash Investments                            0.1%          --
------------------------------------------------------------


--------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                    3.7%
  (conglomerate)
Microsoft Corp.                         3.4
  (software)
Exxon Mobil Corp.                       2.5
  (oil)
Citigroup, Inc.                         2.4
  (financial services)
Wal-Mart Stores, Inc.                   2.4
  (retail)
Pfizer, Inc.                            2.4
  (pharmaceuticals)
Intel Corp.                             2.0
  (computer hardware)
International Business Machines Corp.   2.0
  (computer technology)
American International Group, Inc.      2.0
  (insurance)
Johnson & Johnson                       1.7
  (pharmaceuticals)
--------------------------------------------
Top Ten                                24.5%
--------------------------------------------


-----------------------------------
VOLATILITY MEASURES
                                S&P
                    FUND        500
-----------------------------------
R-SQUARED          1.00        1.00
BETA               1.00        1.00
-----------------------------------


----------------------
INVESTMENT FOCUS

MARKET CAP      LARGE
STYLE           BLEND
----------------------


-------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)

                                              S&P
                                 FUND         500
-------------------------------------------------
Auto & Transportation            1.8%        1.8%
Consumer Discretionary          13.1        13.1
Consumer Staples                 7.4         7.4
Financial Services              19.1        19.1
Health Care                     14.2        14.2
Integrated Oils                  5.2         5.2
Other Energy                     1.6         1.6
Materials & Processing           2.9         2.9
Producer Durables                3.0         3.0
Technology                      17.0        17.0
Utilities                        8.5         8.5
Other                            6.2         6.2
-------------------------------------------------

FUND PROFILE AS OF                                             DECEMBER 31, 2001
  FOR INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 8.

--------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                      WILSHIRE
                                           FUND           5000
--------------------------------------------------------------
Number of Stocks                          3,287          6,054
Median Market Cap                        $33.4B         $33.4B
Price/Earnings Ratio                      30.7x          30.7x
Price/Book Ratio                           3.3x           3.3x
Yield                                                     1.3%
  Institutional Shares                     1.2%
  Institutional Plus Shares                1.3%
Return on Equity                          22.6%          22.6%
Earnings Growth Rate                      14.5%          14.5%
Foreign Holdings                           0.0%           0.0%
Turnover Rate                               15%             --
Expense Ratio
 Institutional Shares                     0.06%*            --
 Institutional Plus Shares               0.025%*            --
--------------------------------------------------------------
Cash Investments                           0.0%             --
--------------------------------------------------------------


---------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                     3.1%
  (conglomerate)
Microsoft Corp.                          2.8
  (software)
Exxon Mobil Corp.                        2.1
  (oil)
Citigroup, Inc.                          2.0
  (financial services)
Wal-Mart Stores, Inc.                    2.0
  (retail)
Pfizer, Inc.                             1.9
  (pharmaceuticals)
Intel Corp.                              1.6
  (computer hardware)
International Business Machines Corp.    1.6
  (computer technology)
American International Group, Inc.       1.6
  (insurance)
Johnson & Johnson                        1.4
  (pharmaceuticals)
---------------------------------------------
Top Ten                                 20.1%
---------------------------------------------


-------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)

                                                     WILSHIRE
                                        FUND             5000

Auto & Transportation                   2.0%             2.0%
Consumer Discretionary                 14.8             14.8
Consumer Staples                        6.4              6.4
Financial Services                     20.3             20.3
Health Care                            14.2             14.2
Integrated Oils                         3.5              3.5
Other Energy                            2.1              2.1
Materials & Processing                  3.3              3.3
Producer Durables                       3.4              3.4
Technology                             16.6             16.6
Utilities                               8.1              8.1
Other                                   5.3              5.3
-------------------------------------------------------------


---------------------
INVESTMENT FOCUS

MARKET CAP      LARGE
STYLE           BLEND
---------------------


                                                                      [COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
*Annualized.                                                   FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index. The index is assigned a beta of 1.00. A fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index. If the fund's total returns were precisely synchronized with the index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
    FOR INSTITUTIONAL INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       DECEMBER 31, 1991-DECEMBER 31, 2001

[MOUNTAIN CHART]
[SCALE: $8,000,000 TO $48,000,000]

INITIAL INVESTMENT OF $10,000,000

          INSTITUTIONAL INDEX FUND   AVERAGE LARGE-CAP                S&P
YEAR/QTR   INSTITUTIONAL SHARES         CORE FUND*                   INDEX
--------  ----------------------     -----------------              --------
199112          10000000                10000000                    10000000
199203           9746394                 9855000                     9747411
199206           9930951                 9820000                     9932782
199209          10240036                10082000                    10245980
199212          10753691                10733000                    10761937
199303          11223968                11164730                    11231900
199306          11274602                11274342                    11286567
199309          11563878                11651767                    11578228
199312          11831658                11871771                    11846599
199403          11380898                11473993                    11397339
199406          11428293                11403997                    11445334
199409          11986371                11880142                    12004908
199412          11986474                11706754                    12003031
199503          13151953                12677614                    13171738
199506          14405978                13807959                    14429095
199509          15553654                14838297                    15575784
199512          16493623                15492718                    16513501
199603          17383808                16323696                    17399762
199606          18159493                16992075                    18180734
199609          18725348                17525513                    18742789
199612          20296827                18671824                    20305046
199703          20836320                18922429                    20849316
199706          24476571                22040420                    24489266
199709          26313469                23675216                    26323522
199712          27068193                23950348                    27079475
199803          30845500                27189638                    30856863
199806          31869197                27991334                    31875830
199809          28707924                24752438                    28705114
199812          34861305                30036131                    34818413
199903          36604261                31556294                    36553198
199906          39177429                33707164                    39129564
199909          36735640                31618764                    36686154
199912          42243060                36749207                    42144744
200003          43199237                38404009                    43111087
200006          42084896                37539669                    41966045
200009          41707044                37246904                    41559526
200012          38462541                33456478                    38307727
200103          33894573                29909042                    33766171
200106          35875904                31675973                    35742349
200109          30605633                27037528                    30496025
200112          33874242                28852867                    33754537


                               AVERAGE ANNUAL TOTAL RETURNS
                            PERIODS  ENDED DECEMBER 31, 2001
                           ----------------------------------   FINAL VALUE OF A
                                  ONE        FIVE         TEN        $10,000,000
                                 YEAR       YEARS       YEARS         INVESTMENT
--------------------------------------------------------------------------------
Institutional Index Fund
  Institutional Shares         -11.93%     10.79%      12.98%        $33,874,242
Average Large-Cap Core Fund*   -13.76       9.09       11.18          28,852,867
S&P 500 Index                  -11.89      10.70       12.94          33,754,537
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURNS
                               PERIODS ENDED DECEMBER 31, 2001
                               -------------------------------  FINAL VALUE OF A
                                        ONE           SINCE         $200,000,000
                                       YEAR     INCEPTION**           INVESTMENT
--------------------------------------------------------------------------------
Institutional Index Fund
  Institutional Plus Shares         -11.90%           6.82%         $268,879,500
--------------------------------------------------------------------------------
S&P 500 Index                       -11.89            6.69           267,410,660
--------------------------------------------------------------------------------


----------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) DECEMBER 31, 1991-DECEMBER 31, 2001

[BAR CHART]
[SCALE: -30% TO 50%]

                     INSTITUTIONAL INDEX
     YEAR            INSTITUTIONAL SHARES              S&P INDEX
     ----            --------------------              ---------
     1992                   7.5                           7.6
     1993                  10.0                          10.1
     1994                   1.3                           1.3
     1995                  37.6                          37.6
     1996                  23.1                          23.O
     1997                  33.4                          33.4
     1998                  28.8                          28.6
     1999                  21.2                          21.0
     2000                  -8.9                          -9.1
     2001                 -11.9                         -11.9
-----------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**July 7, 1997.
See Financial Highlights tables on pages 21 and 22 for dividendand capital gains information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
    FOR INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MAY 31, 2001-DECEMBER 31, 2001

[MOUNTAIN CHART]
[SCALE: $400,000,000 TO $550,000,000]

INITIAL INVESTMENT OF $500,000,000

               INSTITUTIONAL TOTAL
             STOCK MARKET INDEX FUND     AVERAGE MULTI-CAP            WILSHIRE
YEAR/QTR       INSTITUTIONAL PLUS           CORE FUND**              5000 INDEX
---------    -----------------------     -----------------          -----------
5/31/2001          500000000                500000000                 500000000
   200106          491801700                491100000                 491600000
   200109          413844196                413715500                 413447005
   200112          465220250                466837800                 464595500



                                                                FINAL VALUE OF A
                                               TOTAL RETURNS        $500,000,000
                             MAY 31, 2001*-DECEMBER 31, 2001          INVESTMENT
--------------------------------------------------------------------------------
Institutional Total Stock Market Index Fund
  Institutional Plus Shares                           -6.96%        $465,220,250
Average Multi-Cap Core Fund**                          -6.63         466,837,800
Wilshire 5000 Index                                    -7.08         464,595,500
--------------------------------------------------------------------------------

                                                                FINAL VALUE OF A
                                               TOTAL RETURNS        $200,000,000
                          AUGUST 31, 2001*-DECEMBER 31, 2001          INVESTMENT
--------------------------------------------------------------------------------
Institutional Total Stock Market Index Fund
  Institutional Shares                                 2.33%        $204,661,060
Wilshire 5000 Index                                    2.28          204,560,580
--------------------------------------------------------------------------------


-----------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) MAY 31, 2001-DECEMBER 31, 2001

[BAR CHART]
[SCALE: -9% TO 9%]

            INSTITUTIONAL TOTAL STOCK MARKET
YEAR      INDEX FUND INSTITUTIONAL PLUS SHARES            WILSHIRE 5000
-----     ------------------------------------            -------------
2001                  -11.9                                  -11.9

-----------------------------------------------------------------------
 *Inception.
**Derived from data provided by Lipper Inc.
See Financial Highlights tables on pages 22 and 23 for dividend information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.
     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)
     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.
     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
                                               ---------------------------------
                                               ONE YEAR   FIVE YEARS   TEN TEARS

Institutional Index Fund Institutional Shares
Returns Before Taxes                             -11.93%      10.79%      12.98%
Returns After Taxes on Distributions             -12.39       10.08       11.97
Returns After Taxes on Distributions
  and Sale of Fund Shares                         -7.28        8.62       10.61
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
    DECEMBER 31, 2001

The Statement of Net Assets-an integral part of the Financial Statements for Vanguard Institutional Total Stock Market Index Fund--is included as an insert to this report. The Institutional Index Fund's Statement of Net Assets is provided below.

STATEMENTS OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE+
INSTITUTIONAL INDEX FUND                                    SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.6%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                                  33,213,988   $1,331,217
* Microsoft Corp.                                       18,019,112    1,193,766
  Exxon Mobil Corp.                                     22,886,333      899,433
  Citigroup, Inc.                                       17,213,027      868,914
  Wal-Mart Stores, Inc.                                 14,912,078      858,190
  Pfizer, Inc.                                          21,033,427      838,182
  Intel Corp.                                           22,456,283      706,250
  International Business Machines Corp.                  5,763,393      697,140
  American International Group, Inc.                     8,740,610      694,004
  Johnson & Johnson                                     10,262,700      606,526
* AOL Time Warner Inc.                                  14,810,179      475,407
  Merck & Co., Inc.                                      7,610,444      447,494
* Cisco Systems, Inc.                                   24,540,425      444,427
  SBC Communications Inc.                               11,246,762      440,536
  Verizon Communications                                 9,081,705      431,018
  Home Depot, Inc.                                       7,840,113      399,924
  Tyco International Ltd.                                6,675,053      393,161
  The Coca-Cola Co.                                      8,319,962      392,286
  Royal Dutch Petroleum Co. ADR                          7,106,252      348,348
  Procter & Gamble Co.                                   4,334,740      343,008
  Philip Morris Cos., Inc.                               7,243,736      332,125
  Bank of America Corp.                                  5,263,860      331,360
  Bristol-Myers Squibb Co.                               6,473,436      330,145
  ChevronTexaco Corp.                                    3,569,165      319,833
  Eli Lilly & Co.                                        3,761,254      295,409
  Abbott Laboratories                                    5,194,151      289,574
  PepsiCo, Inc.                                          5,853,635      285,013
  American Home Products Corp.                           4,413,756      270,828
  Fannie Mae                                             3,342,372      265,719
* Viacom Inc. Class B                                    5,897,049      260,355
* Oracle Corp.                                          18,607,615      256,971
  Wells Fargo Co.                                        5,671,639      246,433
  J.P. Morgan Chase & Co.                                6,601,064      239,949
  BellSouth Corp.                                        6,279,753      239,573
* Dell Computer Corp.                                    8,732,275      237,343
  AT&T Corp.                                            11,837,144      214,726
  Medtronic, Inc.                                        4,050,365      207,419
  Morgan Stanley Dean Witter & Co.                       3,669,264      205,259
* Amgen, Inc.                                            3,497,919      197,423
  Pharmacia Corp.                                        4,313,963      183,991
  Schering-Plough Corp.                                  4,898,388      175,411
  Texas Instruments, Inc.                                5,795,422      162,272
  American Express Co.                                   4,463,931      159,318
  Minnesota Mining & Manufacturing Co.                   1,311,757      155,063
  Bank One Corp.                                         3,901,189      152,341
  Freddie Mac                                            2,325,488      152,087

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE+
                                                            SHARES         (000)
--------------------------------------------------------------------------------
  Merrill Lynch & Co., Inc.                              2,831,566   $  147,581
  E.I. du Pont de Nemours & Co.                          3,429,929      145,806
  Wachovia Corp.                                         4,553,065      142,784
  The Walt Disney Co.                                    6,820,622      141,323
* WorldCom Inc.-; WorldCom Group                         9,867,850      138,939
  U.S. Bancorp                                           6,527,080      136,612
  Anheuser-Busch Cos., Inc.                              2,958,470      133,752
* Sun Microsystems, Inc.                                10,845,380      133,398
  Hewlett-Packard Co.                                    6,490,749      133,320
* QUALCOMM, Inc.                                         2,557,503      129,154
  FleetBoston Financial Corp.                            3,496,377      127,618
  Target Corp.                                           3,020,438      123,989
* AT&T Wireless Services Inc.                            8,465,789      121,653
  Automatic Data Processing, Inc.                        2,062,991      121,510
  Lowe's Cos., Inc.                                      2,590,613      120,230
  Fifth Third Bancorp                                    1,933,184      118,562
  Gillette Co.                                           3,530,796      117,929
  Walgreen Co.                                           3,412,871      114,877
  McDonald's Corp.                                       4,300,704      113,840
  Motorola, Inc.                                         7,446,618      111,848
  Unilever NV ADR                                        1,912,334      110,170
* Applied Materials, Inc.                                2,731,027      109,514
  Electronic Data Systems Corp.                          1,586,005      108,721
  The Boeing Co.                                         2,801,936      108,659
  Colgate-Palmolive Co.                                  1,845,851      106,598
* Comcast Corp. Special Class A                          2,943,003      105,948
  Baxter International, Inc.                             1,975,163      105,928
  Schlumberger Ltd.                                      1,926,180      105,844
  Kimberly-Clark Corp.                                   1,756,976      105,067
  Duke Energy Corp.                                      2,596,781      101,950
  Dow Chemical Co.                                       3,017,443      101,929
* Clear Channel Communications, Inc.                     1,999,533      101,796
  United Technologies Corp.                              1,567,598      101,314
  Alcoa Inc.                                             2,841,545      101,017
  The Bank of New York Co., Inc.                         2,464,006      100,531
  MBNA Corp.                                             2,849,794      100,313
  First Data Corp.                                       1,276,346      100,129
* EMC Corp.                                              7,412,566       99,625
  Marsh & McLennan Cos., Inc.                              918,870       98,733
  Cardinal Health, Inc.                                  1,508,509       97,540
  Washington Mutual, Inc.                                2,930,458       95,826
  Ford Motor Co.                                         6,058,602       95,241
  Honeywell International Inc.                           2,720,644       92,012
  General Motors Corp.                                   1,858,563       90,326
  Household International, Inc.                          1,531,402       88,729
  Emerson Electric Co.                                   1,431,853       81,759
* Sprint PCS                                             3,297,876       80,501
  Allstate Corp.                                         2,385,602       80,395
  Nortel Networks Corp.                                 10,708,873       80,317
* Kohl's Corp.                                           1,120,643       78,938
  Qwest Communications International Inc.                5,570,452       78,710
  Phillips Petroleum Co.                                 1,275,676       76,872
  Metropolitan Life Insurance Co.                        2,424,851       76,819
  El Paso Corp.                                          1,708,487       76,216
  UnitedHealth Group Inc.                                1,043,102       73,820
  Lucent Technologies, Inc.                             11,422,763       71,849
  Charles Schwab Corp.                                   4,572,361       70,734
* Safeway, Inc.                                          1,679,166       70,105
  Illinois Tool Works, Inc.                              1,019,321       69,028
  Lockheed Martin Corp.                                  1,473,860       68,785
* Costco Wholesale Corp.                                 1,512,953       67,145
  Waste Management, Inc.                                 2,100,402       67,024
  Computer Associates International, Inc.                1,927,056       66,464
  HCA Inc.                                               1,723,160       66,411
  International Paper Co.                                1,612,447       65,062
* Cendant Corp.                                          3,283,776       64,395
  ALLTEL Corp.                                           1,038,506       64,107
* Tenet Healthcare Corp.                                 1,088,942       63,943
  General Mills, Inc.                                    1,218,779       63,389
* Micron Technology, Inc.                                2,004,975       62,154
  SunTrust Banks, Inc.                                     966,314       60,588
* Veritas Software Corp.                                 1,341,209       60,126
Caterpillar, Inc.                                        1,148,470       60,008
  Sprint Corp.                                           2,967,922       59,596
  Gannett Co., Inc.                                        886,079       59,571
  National City Corp.                                    2,027,549       59,286
  Conoco Inc.                                            2,092,708       59,224
  Southern Co.                                           2,325,654       58,955
  Mellon Financial Corp.                                 1,565,224       58,884
  Sysco Corp.                                            2,229,935       58,469
  Sara Lee Corp.                                         2,620,782       58,260
  State Street Corp.                                     1,088,542       56,876
* Maxim Integrated Products, Inc.                        1,080,537       56,739
* The Kroger Co.                                         2,687,547       56,089
  Omnicom Group Inc.                                       621,829       55,560
  Compaq Computer Corp.                                  5,667,612       55,316
* Concord EFS, Inc.                                      1,685,382       55,247
  Carnival Corp.                                         1,961,084       55,067
  Harley-Davidson, Inc.                                  1,012,892       55,010
  BB&T Corp.                                             1,515,830       54,737
  General Dynamics Corp.                                   675,081       53,763
* Analog Devices, Inc.                                   1,210,402       53,730
  PNC Financial Services Group                             950,430       53,414
  Lehman Brothers Holdings, Inc.                           797,301       53,260
  Dominion Resources, Inc.                                 879,979       52,887
* Best Buy Co., Inc.                                       705,436       52,541
* FedEx Corp.                                              997,424       51,746
  The Hartford Financial Services Group Inc.               820,279       51,538

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE+
INSTITUTIONAL INDEX FUND                                    SHARES         (000)
--------------------------------------------------------------------------------
  Sears, Roebuck & Co.                                   1,079,351   $   51,420
  Exelon Corp.                                           1,073,600       51,404
* Guidant Corp.                                          1,019,532       50,773
  NIKE, Inc. Class B                                       898,728       50,544
* Immunex Corp.                                          1,822,156       50,492
* Forest Laboratories, Inc.                                595,370       48,791
  H.J. Heinz Co.                                         1,171,446       48,170
  Union Pacific Corp.                                      831,080       47,372
  Southwest Airlines Co.                                 2,560,582       47,320
  Anadarko Petroleum Corp.                                 832,269       47,314
  American Electric Power Co., Inc.                      1,078,150       46,932
  CIGNA Corp.                                              483,854       44,829
  Northern Trust Corp.                                     743,174       44,754
  USA Education Inc.                                       524,492       44,068
  Williams Cos., Inc.                                    1,724,206       44,002
* Agilent Technologies, Inc.                             1,541,155       43,938
  Paychex, Inc.                                          1,252,295       43,642
* Xilinx, Inc.                                           1,117,536       43,640
* Siebel Systems, Inc.                                   1,546,973       43,284
  AFLAC, Inc.                                            1,747,054       42,908
  Albertson's, Inc.                                      1,358,635       42,783
  ConAgra Foods, Inc.                                    1,797,589       42,729
  Raytheon Co.                                           1,307,945       42,469
* Genzyme Corp.                                            704,820       42,191
  TXU Corp.                                                886,946       41,819
  Equity Office Properties Trust REIT                    1,386,281       41,699
  Linear Technology Corp.                                1,059,206       41,351
  John Hancock Financial  Services, Inc.                   999,283       41,270
  Baker Hughes, Inc.                                     1,123,733       40,983
  Campbell Soup Co.                                      1,370,653       40,941
  Kellogg Co.                                            1,359,900       40,933
* PeopleSoft, Inc.                                       1,013,279       40,734
  XL Capital Ltd. Class A                                  443,881       40,553
  The Gap, Inc.                                          2,885,413       40,223
  The McGraw-Hill Cos., Inc.                               646,718       39,437
  The Chubb Corp.                                          568,032       39,194
  Weyerhaeuser Co.                                         723,496       39,127
  Capital One Financial Corp.                              718,936       38,787
  Wrigley, (Wm.) Jr. Co.                                   753,523       38,708
  CVS Corp.                                              1,307,448       38,700
  Alcan Inc.                                             1,073,512       38,571
* JDS Uniphase Corp.                                     4,442,028       38,557
  Stryker Corp.                                            657,799       38,396
  Masco Corp.                                            1,535,441       37,618
  Interpublic Group of Cos., Inc.                        1,263,483       37,323
  Tribune Co.                                              996,681       37,306
  Northrop Grumman Corp.                                   369,320       37,231
  May Department Stores Co.                              1,001,041       37,018
  Burlington Northern Santa Fe Corp.                     1,293,649       36,908
  Avon Products, Inc.                                      790,372       36,752
  Progressive Corp. of Ohio                                245,234       36,613
  TJX Cos., Inc.                                           912,510       36,373
  Transocean Sedco Forex Inc.                            1,066,562       36,071
* Broadcom Corp.                                           877,602       35,868
  McKesson Corp.                                           956,797       35,784
  Air Products & Chemicals, Inc.                           760,523       35,676
  Loews Corp.                                              640,224       35,456
  FirstEnergy Corp.                                        995,658       34,828
* Sanmina-SCI Corp.                                      1,742,769       34,681
* King Pharmaceuticals, Inc.                               821,773       34,621
  KeyCorp                                                1,416,810       34,485
  Deere & Co.                                              785,644       34,301
  Comerica, Inc.                                           595,858       34,143
* Yahoo!, Inc.                                           1,905,705       33,807
* MedImmune Inc.                                           716,111       33,192
  FPL Group, Inc.                                          588,393       33,185
  Occidental Petroleum Corp.                             1,249,909       33,160
  Progress Energy, Inc.                                    731,857       32,956
  Allergan, Inc.                                           438,895       32,939
* Bed Bath & Beyond, Inc.                                  970,407       32,897
  Marriott International, Inc.  Class A                    806,292       32,776
* Boston Scientific Corp.                                1,349,423       32,548
* NVIDIA Corp.                                             483,698       32,359
  Xcel Energy, Inc.                                      1,155,994       32,067
  Aon Corp.                                                900,684       31,992
  Archer-Daniels-Midland Co.                             2,212,476       31,749
  USX-Marathon Group                                     1,035,166       31,055
  Golden West Financial Corp.                              527,356       31,035
* Solectron Corp.                                        2,745,521       30,969
  Lincoln National Corp.                                   633,839       30,786
  The Clorox Co.                                           778,136       30,775
  Franklin Resources Corp.                                 872,501       30,773
* KLA-Tencor Corp.                                         620,066       30,730
  Hershey Foods Corp.                                      453,695       30,715
  Pitney Bowes, Inc.                                       815,879       30,685
  St. Paul Cos., Inc.                                      693,894       30,511
* Intuit, Inc.                                             709,540       30,354
  Dynegy, Inc.                                           1,167,503       29,771
  Praxair, Inc.                                            538,180       29,734
  Unocal Corp.                                             816,315       29,444
  Public Service Enterprise Group, Inc.                    694,450       29,299
* NEXTEL Communications, Inc.                            2,670,927       29,273
* AES Corp.                                              1,783,408       29,159
  PPG Industries, Inc.                                     563,287       29,133
  Entergy Corp.                                            739,561       28,924
* Staples, Inc.                                          1,544,414       28,881
  Danaher Corp.                                            478,156       28,838
  Becton, Dickinson & Co.                                  865,036       28,676
  Consolidated Edison Inc.                                 710,398       28,672
  Eastman Kodak Co.                                        973,319       28,645

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE+
                                                            SHARES         (000)
--------------------------------------------------------------------------------
  Barrick Gold Corp.                                     1,793,334   $   28,604
* Univision Communications Inc.                            702,881       28,439
* Biogen, Inc.                                             495,075       28,393
  SouthTrust Corp.                                       1,146,514       28,284
  Corning, Inc.                                          3,164,189       28,225
  Coca-Cola Enterprises, Inc.                            1,487,991       28,183
* Computer Sciences Corp.                                  569,911       27,914
  Biomet, Inc.                                             902,054       27,873
  Applera Corp.- Applied Biosystems Group                  709,046       27,844
* Chiron Corp.                                             632,840       27,744
  H & R Block, Inc.                                        613,792       27,437
* Altera Corp.                                           1,288,736       27,347
  Cintas Corp.                                             567,772       27,253
  MBIA, Inc.                                               496,807       26,644
* Fiserv, Inc.                                             626,217       26,501
  Reliant Energy, Inc.                                     997,495       26,454
* Federated Department Stores, Inc.                        644,631       26,365
* AutoZone Inc.                                            360,712       25,899
* Apple Computer, Inc.                                   1,173,707       25,704
* Lexmark International, Inc.                              435,132       25,673
  Delphi Automotive Systems Corp.                        1,874,345       25,604
  Rohm & Haas Co.                                          737,366       25,535
  Burlington Resources, Inc.                               672,035       25,228
  Dover Corp.                                              677,562       25,117
  Xerox Corp.                                            2,408,862       25,100
  CSX Corp.                                                713,555       25,010
* Wellpoint Health Networks Inc. Class A                   213,387       24,934
* PG&E Corp.                                             1,295,692       24,929
  Mattel, Inc.                                           1,444,141       24,839
  Adobe Systems, Inc.                                      793,578       24,641
  Newell Rubbermaid, Inc.                                  892,173       24,597
  Synovus Financial Corp.                                  974,563       24,413
* Starbucks Corp.                                        1,275,630       24,301
* Network Appliance, Inc.                                1,107,872       24,229
* Tricon Global Restaurants, Inc.                          487,998       24,010
  J.C. Penney Co., Inc.                                    882,589       23,742
  Norfolk Southern Corp.                                 1,290,630       23,657
  Johnson Controls, Inc.                                   292,007       23,580
  Ingersoll-Rand Co.                                       562,042       23,499
  Jefferson-Pilot Corp.                                    503,413       23,293
  AmSouth Bancorp                                        1,219,288       23,045
  Equity Residential Properties Trust REIT                 797,914       22,908
  Apache Corp.                                             458,840       22,887
  DTE Energy Co.                                           544,497       22,836
  Regions Financial Corp.                                  761,313       22,794
* St. Jude Medical, Inc.                                   291,411       22,628
  The Pepsi Bottling Group, Inc.                           950,334       22,333
  MGIC Investment Corp.                                    358,595       22,132
  New York Times Co. Class A                               507,452       21,947
  AmerisourceBergen Corp.                                  344,180       21,873
* Convergys Corp.                                          576,055       21,596
  UnumProvident Corp.                                      809,884       21,470
* Mirant Corp.                                           1,337,106       21,420
  Genuine Parts Co.                                        579,524       21,269
  Georgia Pacific Group                                    769,168       21,237
  The Limited, Inc.                                      1,434,896       21,122
  Kinder Morgan, Inc.                                      373,689       20,811
  Moody's Corp.                                            521,883       20,802
  Avery Dennison Corp.                                     367,685       20,785
  Union Planters Corp.                                     459,798       20,751
  Cincinnati Financial Corp.                               540,775       20,631
* Tellabs, Inc.                                          1,371,705       20,521
  AMBAC Financial Group Inc.                               353,042       20,427
  Charter One Financial                                    752,367       20,427
  Molex, Inc.                                              655,054       20,274
  Stilwell Financial, Inc.                                 740,923       20,168
* International Game Technology                            291,704       19,923
* Zimmer Holdings, Inc.                                    648,434       19,803
  Starwood Hotels & Resorts Worldwide, Inc.                662,083       19,763
  Fortune Brands, Inc.                                     497,171       19,683
  Textron, Inc.                                            472,853       19,604
  Ameren Corp.                                             460,683       19,487
* HEALTHSOUTH Corp.                                      1,313,267       19,463
* LSI Logic Corp.                                        1,228,238       19,382
  UST, Inc.                                                553,040       19,356
  IMS Health, Inc.                                         989,260       19,300
  Willamette Industries, Inc.                              367,890       19,174
* Office Depot, Inc.                                     1,027,631       19,052
* Novellus Systems, Inc.                                   479,712       18,925
* Sabre Holdings Corp.                                     446,823       18,923
  Halliburton Co.                                        1,437,456       18,831
  Amerada Hess Corp.                                       296,780       18,549
  Bear Stearns Co., Inc.                                   315,151       18,480
  Kerr-McGee Corp.                                         335,194       18,369
  Knight Ridder                                            281,547       18,281
* Teradyne, Inc.                                           605,528       18,251
* National Semiconductor Corp.                             588,928       18,133
  Circuit City Stores, Inc.                                697,481       18,100
  RadioShack Corp.                                         600,138       18,064
* Advanced Micro Devices, Inc.                           1,136,945       18,032
  Parker Hannifin Corp.                                    392,523       18,021
  Cinergy Corp.                                            532,649       17,806
  Family Dollar Stores, Inc.                               576,810       17,293
  Eaton Corp.                                              231,965       17,261
  Ecolab, Inc.                                             427,863       17,221
* Calpine Corp.                                          1,022,082       17,161
  PPL Corp.                                                490,199       17,083
  Sempra Energy                                            693,720       17,031
  PACCAR, Inc.                                             256,894       16,857

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE+
INSTITUTIONAL INDEX FUND                                    SHARES         (000)
--------------------------------------------------------------------------------
 Countrywide Credit Industries, Inc.                       409,122   $   16,762
  Dollar General Corp.                                   1,106,792       16,491
* Edison International                                   1,090,732       16,470
  Whirlpool Corp.                                          224,017       16,427
  Torchmark Corp.                                          415,500       16,342
  Devon Energy Corp.                                       421,785       16,302
  Vulcan Materials Co.                                     338,912       16,247
* Nabors Industries, Inc.                                  471,365       16,182
  Zions Bancorp                                            307,195       16,152
  KeySpan Corp.                                            465,610       16,133
  NiSource, Inc.                                           692,251       15,963
* TMP Worldwide, Inc.                                      370,024       15,874
  Aetna Inc.                                               479,756       15,827
* Robert Half International, Inc.                          587,144       15,677
* CIENA Corp.                                            1,095,359       15,675
  TRW, Inc.                                                422,881       15,664
  Dow Jones & Co., Inc.                                    284,336       15,562
  CenturyTel, Inc.                                         472,355       15,493
  Tiffany & Co.                                            488,994       15,389
  Allegheny Energy, Inc.                                   418,522       15,159
  Leggett & Platt, Inc.                                    657,704       15,127
  EOG Resources, Inc.                                      386,532       15,117
* Health Management Associates Class A                     820,272       15,093
* Noble Drilling Corp.                                     442,446       15,061
  W.W. Grainger, Inc.                                      313,201       15,034
* Jabil Circuit, Inc.                                      659,933       14,994
  ITT Industries, Inc.                                     295,961       14,946
* Compuware Corp.                                        1,244,862       14,677
* Waters Corp.                                             376,276       14,581
  Constellation Energy Group                               547,451       14,535
  VF Corp.                                                 371,226       14,482
  PerkinElmer, Inc.                                        412,333       14,440
  Huntington Bancshares Inc.                               839,982       14,439
  T. Rowe Price Group Inc.                                 413,083       14,346
  Brown-Forman Corp. Class B                               228,324       14,293
* Citrix Systems, Inc.                                     628,503       14,242
  Sherwin-Williams Co.                                     516,724       14,210
* Thermo Electron Corp.                                    594,816       14,192
* Harrah's Entertainment, Inc.                             375,578       13,900
* Comverse Technology, Inc.                                620,239       13,875
  Darden Restaurants Inc.                                  389,891       13,802
* QLogic Corp.                                             310,012       13,799
  Nucor Corp.                                              260,276       13,784
* Toys R Us, Inc.                                          664,222       13,776
  Hilton Hotels Corp.                                    1,234,892       13,485
* Unisys Corp.                                           1,067,647       13,388
* BMC Software, Inc.                                       816,683       13,369
  SAFECO Corp.                                             427,276       13,310
  The Stanley Works                                        285,404       13,291
  The Goodyear Tire & Rubber Co.                           545,551       12,990
* Jones Apparel Group, Inc.                                377,829       12,533
  Newmont Mining Corp.                                     655,559       12,528
  Scientific-Atlanta, Inc.                                 522,858       12,517
  TECO Energy, Inc.                                        466,624       12,244
* Conexant Systems, Inc.                                   852,486       12,242
* ADC Telecommunications, Inc.                           2,641,358       12,150
  Symbol Technologies, Inc.                                764,128       12,134
  Delta Air Lines, Inc.                                    412,138       12,059
  Engelhard Corp.                                          434,636       12,031
  Placer Dome, Inc.                                      1,097,964       11,979
* NCR Corp.                                                324,926       11,977
  Rockwell Collins                                         614,027       11,974
  Pinnacle West Capital Corp.                              282,991       11,843
* PMC Sierra Inc.                                          551,974       11,735
  Equifax, Inc.                                            484,460       11,700
* Avaya Inc.                                               959,824       11,662
  Centex Corp.                                             203,167       11,599
* AMR Corp.                                                516,580       11,453
* Sealed Air Corp.                                         279,931       11,427
  R.R. Donnelley & Sons Co.                                383,089       11,374
* Applied Micro Circuits Corp.                             998,946       11,308
* Watson Pharmaceuticals, Inc.                             356,061       11,177
  C.R. Bard, Inc.                                          170,925       11,025
  Rockwell International Corp.                             614,624       10,977
  Cooper Industries, Inc.                                  313,267       10,939
  CMS Energy Corp.                                         444,923       10,692
  Ashland, Inc.                                            230,996       10,644
* Inco Ltd.                                                608,115       10,301
  The Mead Corp.                                           332,022       10,256
  Wendy's International, Inc.                              349,515       10,195
  Black & Decker Corp.                                     266,702       10,063
  Eastman Chemical Co.                                     257,838       10,061
  Fluor Corp.                                              267,918       10,020
* Citizens Communications Co.                              937,042        9,989
  SuperValu Inc.                                           445,759        9,860
  Pall Corp.                                               408,109        9,819
  Sunoco, Inc.                                             262,706        9,809
  Westvaco Corp.                                           342,052        9,731
  Millipore Corp.                                          159,665        9,692
  Sigma-Aldrich Corp.                                      245,468        9,674
* Niagara Mohawk Holdings Inc.                             535,809        9,500
* Pactiv Corp.                                             532,664        9,455
* American Power Conversion Corp.                          653,798        9,454
  International Flavors & Fragrances, Inc.                 317,200        9,424
* Mercury Interactive Corp.                                276,565        9,398
  Hasbro, Inc.                                             577,686        9,376
  Temple-Inland Inc.                                       165,047        9,363
* Allied Waste Industries, Inc.                            659,877        9,278
  Deluxe Corp.                                             221,756        9,221
* Kmart Corp.                                            1,666,907        9,101
  Nordstrom, Inc.                                          449,401        9,091
  Goodrich Corp.                                           341,058        9,079

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE+
                                                            SHARES         (000)
--------------------------------------------------------------------------------
  Pulte Homes, Inc.                                        196,946   $    8,798
  Liz Claiborne, Inc.                                      175,963        8,754
* Gateway, Inc.                                          1,083,339        8,710
  Bemis Co., Inc.                                          176,500        8,680
  Phelps Dodge Corp.                                       263,147        8,526
  Alberto-Culver Co. Class B                               189,635        8,484
* Manor Care, Inc.                                         342,326        8,117
  Maytag Corp.                                             256,724        7,966
* Tektronix, Inc.                                          307,797        7,935
* Vitesse Semiconductor Corp.                              635,936        7,905
* Comcast Corp. Class A                                    218,396        7,862
  Navistar International Corp.                             198,601        7,845
* Palm, Inc.                                             1,899,622        7,371
  Dana Corp.                                               496,684        6,894
* Parametric Technology Corp.                              878,215        6,859
  Autodesk, Inc.                                           182,981        6,820
  Bausch & Lomb, Inc.                                      179,344        6,754
  KB Home                                                  168,287        6,748
  Winn-Dixie Stores, Inc.                                  470,050        6,698
* Humana, Inc.                                             564,963        6,661
  Boise Cascade Corp.                                      194,013        6,598
  Visteon Corp.                                            435,756        6,554
  Snap-On Inc.                                             193,568        6,515
  Ball Corp.                                                91,676        6,481
  Adolph Coors Co. Class B                                 120,730        6,447
* Quintiles Transnational Corp.                            399,960        6,419
  Brunswick Corp.                                          293,419        6,385
  NICOR, Inc.                                              149,857        6,240
* Rowan Cos., Inc.                                         313,731        6,077
* Andrew Corp.                                             272,239        5,959
  Meredith Corp.                                           165,370        5,895
* Novell, Inc.                                           1,211,134        5,559
* Freeport-McMoRan Copper & Gold, Inc. Class B             409,035        5,477
  USX-U.S. Steel Group                                     298,017        5,397
  Cummins Inc.                                             138,167        5,325
* Reebok International Ltd.                                196,920        5,218
* Conseco Inc.                                           1,152,786        5,141
  Crane Co.                                                199,947        5,127
  Allegheny Technologies Inc.                              268,467        4,497
  Ryder System, Inc.                                       202,892        4,494
  Peoples Energy Corp.                                     118,363        4,490
  Dillard's Inc.                                           280,094        4,481
  Thomas & Betts Corp.                                     194,486        4,113
  Great Lakes Chemical Corp.                               168,110        4,082
  Worthington Industries, Inc.                             285,567        4,055
  Big Lots Inc.                                            380,698        3,959
  Cooper Tire & Rubber Co.                                 243,163        3,881
  Tupperware Corp.                                         194,428        3,743
* Hercules, Inc.                                           362,910        3,629
  Providian Financial Corp.                                947,632        3,364
* Sapient Corp.                                            422,444        3,261
  Louisiana-Pacific Corp.                                  349,990        2,954
  American Greetings Corp. Class A                         212,723        2,931
* Power-One, Inc.                                          264,121        2,750
* McDermott International, Inc.                            206,284        2,531
* Viacom Inc. Class A                                       36,030        1,594
* US Airways Group, Inc.                                   228,238        1,447
* Freeport-McMoRan Copper & Gold, Inc. Class A              72,417          934
  National Service Industries, Inc.                         36,058           73
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $30,355,109)                                                 35,010,817
--------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT
                                                             (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.6%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 2.30%, 1/9/2002                                       $ 22,000       21,993
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.75%, 3/28/2002                                        10,000        9,960
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.69%, 1/2/2002--Note F                                   68,894       68,894
  1.75%, 1/2/2002                                          483,476      483,476
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $584,318)                                                       584,323
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
  (COST $30,939,427)                                                 35,595,140
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
--------------------------------------------------------------------------------
Other Assets                                                            725,943
Liabilities--Note F                                                    (807,777)
                                                                       ---------
                                                                        (81,834)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $35,513,306
================================================================================
+See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Securities with an aggregate value of $31,953,000 have been segregated as initial margin for open futures contracts.
ADR-American Depositary Receipt.
REIT-Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
INSTITUTIONAL INDEX FUND                                                   (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                             $31,356,586
Undistributed Net Investment Income                                       1,029
Accumulated Net Realized Losses--Note D                                (502,791)
Unrealized Appreciation--Note E
  Investment Securities                                               4,655,713
  Futures Contracts                                                       2,769
--------------------------------------------------------------------------------
NET ASSETS                                                          $35,513,306
================================================================================

Institutional Shares--Net Assets
Applicable to 230,375,359 outstanding
  $.001 par value shares of beneficial
  interest (unlimited authorization)                                $24,164,536
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
 INSTITUTIONAL SHARES                                                   $104.89
================================================================================

Institutional Plus Shares--Net Assets
Applicable to 108,193,585 outstanding
  $.001 par value shares of beneficial
  interest (unlimited authorization)                                $11,348,770
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INSTITUTIONAL PLUS SHARES                                             $104.89
================================================================================

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                     TOTAL STOCK
                                                   INSTITUTIONAL          MARKET
                                                      INDEX FUND      INDEX FUND
                                                      YEAR ENDED      MAY 31* TO
                                                   DEC. 31, 2001   DEC. 31, 2001
                                                           (000)           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                            $ 455,751        $ 9,584
  Interest                                                 6,638            257
  Security Lending                                           160             25
--------------------------------------------------------------------------------
    Total Income                                         462,549          9,866
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Management and Administrative
    Institutional Shares                                  13,034             69
    Institutional Plus Shares                              2,714            151
      Expenses Waived                                         --            (38)
--------------------------------------------------------------------------------
      Total Expenses                                      15,748            182
      Expenses Paid Indirectly---Note C                       --             (1)
--------------------------------------------------------------------------------
      Net Expenses                                        15,748            181
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    446,801          9,685
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                             454,935         (8,537)
  Futures Contracts                                      (39,896)        (2,111)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                 415,039        (10,648)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                               (5,353,219)       (30,043)
  Futures Contracts                                        3,359            188
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      (5,349,860)       (29,855)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $(4,488,020)      $(30,818)
================================================================================
*Inception.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-----------------------------------------------------------------------------------------------------
                                                   INSTITUTIONAL            INSTITUTIONAL TOTAL STOCK
                                                    INDEX FUND                      MARKET INDEX FUND
                                         --------------------------------   -------------------------
                                             YEAR ENDED        YEAR ENDED                  MAY 31* TO
                                          DEC. 31, 2001     DEC. 31, 2000               DEC. 31, 2001
                                                  (000)             (000)                       (000)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                      $ 446,801         $ 409,107                     $ 9,685
  Realized Net Gain (Loss)                     415,039           683,942                     (10,648)
  Change in Unrealized
    Appreciation (Depreciation)             (5,349,860)       (4,689,689)                    (29,855)
-----------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations           (4,488,020)       (3,596,640)                    (30,818)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Institutional Shares                      (304,616)         (312,466)                     (2,122)
    Institutional Plus Shares                 (142,437)          (95,770)                     (7,587)
  Realized Capital Gain
    Institutional Shares                            --                --                          --
    Institutional Plus Shares                       --                --                          --
-----------------------------------------------------------------------------------------------------
    Total Distributions                       (447,053)         (408,236)                     (9,709)
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS-Note G
  Institutional Shares                       1,140,263           392,785                     352,599
  Institutional Plus Shares                  2,137,346         5,004,260                   1,235,383
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions             3,277,609         5,397,045                   1,587,982
-----------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                 (1,657,464)        1,392,169                   1,547,455
-----------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                         37,170,770        35,778,601                          --
-----------------------------------------------------------------------------------------------------
End of Period                              $35,513,306       $37,170,770                  $1,547,455
=====================================================================================================
*Inception.

                                       20

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

----------------------------------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL INDEX FUND INSTITUTIONAL SHARES
                                                                            YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  2001       2000      1999       1998       1997
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $120.72    $134.02   $112.85    $ 89.56     $68.86
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        1.374      1.403     1.501      1.429      1.391
  Net Realized and Unrealized Gain (Loss) on Investments     (15.829)   (13.303)   22.143     24.177     21.415
----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         (14.455)   (11.900)   23.644     25.606     22.806
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (1.375)    (1.400)   (1.514)    (1.416)    (1.391)
  Distributions from Realized Capital Gains                       --         --     (.960)     (.900)     (.715)
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (1.375)    (1.400)   (2.474)    (2.316)    (2.106)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $104.89    $120.72   $134.02    $112.85     $89.56
================================================================================================================

TOTAL RETURN                                                 -11.93%     -8.95%    21.17%     28.79%     33.36%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                         $24,165    $26,406   $28,918    $22,338    $15,348
Ratio of Total Expenses to Average Net Assets                  0.05%      0.06%     0.06%      0.06%      0.06%
Ratio of Net Investment Income to Average Net Assets           1.27%      1.10%     1.25%      1.46%      1.77%
Portfolio Turnover Rate*                                          8%        11%       14%        11%         7%
================================================================================================================
*Portfolio turnover rates excluding in-kind redemptions were 5%, 7%, 3%, 7%, and 6%, respectively.

---------------------------------------------------------------------------------------------------------------------
                                                                 INSTITUTIONAL INDEX FUND INSTITUTIONAL PLUS SHARES

                                                                       YEAR ENDED DECEMBER 31,
                                                                ------------------------------------      JULY 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  2001        2000     1999       1998   DEC. 31, 1997
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $120.72    $134.02   $112.85    $ 89.56          $84.91
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        1.405      1.449     1.542      1.464            .681
  Net Realized and Unrealized Gain (Loss) on Investments     (15.829)   (13.302)   22.143     24.177           5.455
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         (14.424)   (11.853)   23.685     25.641           6.136
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (1.406)    (1.447)   (1.555)    (1.451)          (.866)
  Distributions from Realized Capital Gains                       --        --      (.960)     (.900)          (.620)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (1.406)    (1.447)   (2.515)    (2.351)         (1.486)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $104.89    $120.72   $134.02    $112.85          $89.56
=====================================================================================================================
TOTAL RETURN                                                  -11.90%     -8.92%    21.21%     28.83%          7.29%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                          $11,349    $10,765    $6,861    $4,951          $3,488
Ratio of Total Expenses to Average Net Assets                  0.025%     0.025%    0.025%    0.025%        0.025%**
Ratio of Net Investment Income to Average Net Assets            1.31%      1.14%     1.29%     1.49%         1.72%**
Portfolio Turnover Rate +                                          8%        11%       14%       11%              7%
=====================================================================================================================

*Inception.
**Annualized.
+Portfolio turnover rates excluding in-kind redemptions were 5%, 7%, 3%, 7%, and 6%, respectively.


--------------------------------------------------------------------------------
                                     INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
                                                            INSTITUTIONAL SHARES

                                                                    AUG. 31* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     DEC. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $22.72
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .098
  Net Realized and Unrealized Gain (Loss) on Investments                   .421
--------------------------------------------------------------------------------
    Total from Investment Operations                                       .519
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.139)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.139)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $23.10
================================================================================

TOTAL RETURN                                                               2.33%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                        $358
Ratio of Total Expenses to Average Net Assets                            0.06%**
Ratio of Net Investment Income to Average Net Assets                     1.33%**
Portfolio Turnover Rate                                                      15%
================================================================================
 *Inception.
**Annualized.

--------------------------------------------------------------------------------
                                     INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
                                                       INSTITUTIONAL PLUS SHARES

                                                                     MAY 31* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     DEC. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE. BEGINNING OF PERIOD                                     $25.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .151
  Net Realized and Unrealized Gain (Loss) on Investments                 (1.900)
--------------------------------------------------------------------------------
    Total from Investment Operations                                     (1.749)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.151)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.151)
--------------------------------------------------------------------------------
NET ASSET VALUE,  END OF PERIOD                                          $23.10
================================================================================

TOTAL RETURN                                                              -6.96%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                      $1,189
Ratio of Total Expenses to Average Net Assets                           0.025%**
Ratio of Net Investment Income to Average Net Assets                     1.36%**
Portfolio Turnover Rate                                                      15%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.


NOTES TO FINANCIAL STATEMENTS

Vanguard Institutional U.S. Stock Index Funds comprise the Institutional Index and Institutional Total Stock Market Index Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Institutional Index Fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $10 million and $200 million, respectively. The Institutional Total Stock Market Index Fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $200 million and $500 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P 500 Index futures contracts; the Institutional Total Stock Market Index Fund also uses S&P Midcap 400 Index and Russell 2000 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).
     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of each fund, or, for shareholder services, each class of shares. The funds' trustees and officers are also directors and officers of Vanguard.
     Vanguard  voluntarily  waived fees of $38,000 for the  Institutional  Total
Stock Market Index Fund during the period from its inception, May 31, 2001, through August 12, 2001; the fee waiver does not affect the annualized ratio of expenses to average net assets reported in the Financial Highlights for the period from inception through December 31, 2001.

C. The fund's custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended December 31, 2001, custodian fee offset arrangements reduced expenses of the Institutional Total Stock Market Index Fund by $1,000.

D. During the year ended December 31, 2001, purchases and sales of investment securities, other than temporary cash investments, were:

--------------------------------------------------------------------------------
                                                                (000)
                                                    ----------------------------
FUND                                                PURCHASES              SALES
--------------------------------------------------------------------------------
Institutional Index                                $5,709,716         $2,924,472
Institutional Total Stock Market Index              1,759,863            183,452
--------------------------------------------------------------------------------

     During the year ended December 31, 2001, the Institutional Index Fund realized $774,315,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.
     At December 31, 2001, the Institutional Index and Institutional Total Stock Market Index Funds had the following realized losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                        CAPITAL LOSS
                                                --------------------------------
                                                              EXPIRATION: FISCAL
                                                AMOUNT            YEAR(S) ENDING
FUND                                             (000)               DECEMBER 31
--------------------------------------------------------------------------------
Institutional Index                           $489,396                 2008-2010
Institutional  Total Stock  Market Index        10,238                 2009-2010
--------------------------------------------------------------------------------

E.  At  December  31,  2001,  net  unrealized  appreciation   (depreciation)  of
investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                              (000)
                                                 -------------------------------
                                                                  NET UNREALIZED
                            APPRECIATED          DEPRECIATED        APPRECIATION
FUND                         SECURITIES           SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
Institutional Index          $8,613,986         $(3,958,273)         $4,655,713
Institutional Total
  Stock Market Index             76,410            (106,453)            (30,043)
--------------------------------------------------------------------------------

     At December 31, 2001, the aggregate settlement value of open futures contracts expiring in March 2002 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                              (000)
                                                 -------------------------------
                                                  AGGREGATE           UNREALIZED
                                   NUMBER OF     SETTLEMENT         APPRECIATION
FUND/FUTURES CONTRACTS        LONG CONTRACTS          VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
Institutional Index/
  S&P 500 Index                        1,593       $457,669               $2,769
--------------------------------------------------------------------------------
Institutional Total Stock Market Index/
  S&P 500 Index                           27          7,757                  161
  S&P MidCap 400 Index                     3            764                    9
  Russell 2000 Index                       4            978                   18
--------------------------------------------------------------------------------

     Unrealized appreciation on open futures contracts is required to be treated as realized gain for federal income tax purposes.

F. The market value of securities on loan to broker/dealers at December 31, 2001, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                                (000)
                                                 -------------------------------
                                                 MARKET VALUE               CASH
                                                    OF LOANED         COLLATERAL
FUND                                               SECURITIES           RECEIVED
--------------------------------------------------------------------------------
Institutional Index                                   $67,353            $68,894
Institutional Total Stock Market Index                  3,477              4,002
--------------------------------------------------------------------------------

     The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

---------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------
                                                                 2001                    2000
                                                     ----------------------  ----------------------
                                                           AMOUNT    SHARES        AMOUNT    SHARES
                                                            (000)     (000)         (000)     (000)
---------------------------------------------------------------------------------------------------
Institutional Index Fund
Institutional Shares
Issued                                               $ 6,969,062    64,258   $ 8,935,648    68,284
Issued in Lieu of Cash Distributions                     268,537     2,648       275,876     2,122
Redeemed                                              (6,097,336)  (55,274)   (8,818,739)  (67,445)
  Net Increase (Decrease)--Institutional Shares        1,140,263    11,632       392,785     2,961
Institutional Plus Shares
Issued                                                 4,168,261    38,104     5,729,725    43,582
Issued in Lieu of Cash Distributions                     133,352     1,316        88,352       689
Redeemed                                              (2,164,267)  (20,402)     (813,817)   (6,286)
  Net Increase (Decrease)--Institutional Plus Shares   2,137,346    19,018     5,004,260    37,985
Institutional Total Stock Market Index Fund
Institutional Shares
Issued                                                 $ 385,138    17,060            --        --
Issued in Lieu of Cash Distributions                       2,122        99            --        --
Redeemed                                                 (34,661)   (1,644)           --        --
  Net Increase (Decrease)--Institutional Shares          352,599    15,515            --        --
Institutional Plus Shares
Issued                                                 1,323,042    55,252            --        --
Issued in Lieu of Cash Distributions                       1,235        57            --        --
Redeemed                                                 (88,894)   (3,832)           --        --
  Net Increase (Decrease)--Institutional Plus Shares   1,235,383    51,477            --        --
---------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the  Shareholders  and Trustees of Vanguard  Institutional  U.S.  Stock Index
Funds:

In our opinion, the statements of net assets appearing herein and in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund and Vanguard Institutional Total Stock Market Index Fund (separate funds of Vanguard Institutional U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2001, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 6, 2002

--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD  INSTITUTIONAL U.S. STOCK INDEX FUNDS

This information for the fiscal year ended December 31, 2001, is included pursuant to provisions of the Internal Revenue Code.

     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

-------------------------------------------------------------
FUND                                               PERCENTAGE
-------------------------------------------------------------
Institutional Index                                     99.0%
Institutional Total Stock Market Index                  91.5
-------------------------------------------------------------
--------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.
     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

------------------------------------------------------------------------------------------------------------------------------------
NAME                      POSITION(S) HELD WITH FUND
(DATE OF BIRTH)           (NUMBER OF VANGUARD FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
TRUSTEE/OFFICER SINCE     OVERSEEN BY TRUSTEE)
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*          Chairman of the Board,         Chairman of the Board, Chief Executive Officer, and Director/Trustee
(July 29, 1954)           Chief Executive Officer,       of The Vanguard Group, Inc., and of each of the investment companies
May 1987                  and Trustee                    served by The Vanguard Group.
                          (106)
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
CHARLES D. ELLIS          Trustee                        The Partners of '63 (pro bono ventures in education); Senior Adviser
(October 23, 1937)        (106)                          to Greenwich Associates (international business-strategy consulting);
January 2001                                             Successor Trustee of Yale University; Overseer of the Stern School of
                                                         Business at New York University; Trustee of the Whitehead Institute
                                                         for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA            Trustee                        Chairman and Chief Executive Officer (since October 1999), Vice
(December 23, 1945)       (84)                           Chairman (January-;September 1999), and Vice President (prior to
 December 2001                                           September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol,
                                                         Inc.(electronic components), and Agere Systems (communications components);
                                                         Board Member of the American Chemistry Council; and Trustee of Drexel
                                                         University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN    Trustee                        Vice President, Chief Information Officer, and Member of the Executive
(January 25, 1950)        (106)                          Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                                Director of the Medical Center at Princeton and Women's Research
                                                         and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE K. MACLAURY         Trustee                        President Emeritus of The Brookings Institution (an independent,
(May 7, 1931)             (86)                           nonpartisan research organization); Director of the American Express
January 1990                                             Bank, Ltd., The St. Paul Companies, Inc. (insurance and financial services), and the National Steel Corp.
------------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL         Trustee                        Chemical Bank Chairman's Professor of Economics, Princeton
(August 28, 1932)         (104)                          University; Director of Prudential Insurance Co. of America, BKF Capital
May 1977                                                 (investment management), The Jeffrey Co. (a holding company), and NeuVis,
                                                         Inc. (a software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.     Trustee                        Chairman, President, Chief Executive Officer, and Director of NACCO
(October 8, 1941)         (106)                          Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich
January 1993                                             Corporation (industrial products/aircraft systems and services); Director of the Standard Products Company (a supplier for the automotive industry)
                                                         until 1998.
------------------------------------------------------------------------------------------------------------------------------------
JAMES O. WELCH, JR.       Trustee                        Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman
(May 13, 1931)            (106)                          and Director of RJR Nabisco; Director of TECO Energy, Inc.
September 1971
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON        Trustee                        Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(March 2, 1936)           (106)                          (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                                               Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

---------------------------------------------------------------------------------------------------------------------------------
NAME                      POSITION(S) HELD WITH FUND
(DATE OF BIRTH)           (NUMBER OF VANGUARD FUNDS             PRINCIPAL OCCUPATION(S)
TRUSTEE/OFFICER SINCE     OVERSEEN BY TRUSTEE)                  DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON         Secretary                             Managing Director and General Counsel of The Vanguard Group, Inc.
(April 25, 1951)          (106)                                 (since September 1997); Secretary of The Vanguard Group, and of
June 2001                                                       each of the investment companies served by The Vanguard Group;
                                                                Principal of The Vanguard Group (prior to September 1997).
---------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS         Treasurer                             Principal of The Vanguard Group, Inc.; Treasurer of each of the
(May 21, 1957)            (106)                                 investment companies served by The Vanguard Group.
July 1998
---------------------------------------------------------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.


More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.


VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                    F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.                      MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.                          RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.                           GEORGE U. SAUTER, Quantitative Equity Group.
---------------------------------------------------------------------------------------------------------------------------------

JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
---------------------------------------------------------------------------------------------------------------------------------


Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R) and Standard & Poor's 500(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

All other marks are the property of their respective owners.

                                                    [SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600


ABOUT OUR COVER

Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To receive a free copy of the statement of additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD>COM(TM). Prospectuses may also be viewed online.

FUND INFORMATION
1-800-662-7447

TEXT TELEPHONE
1-800-952-3335

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

WORLD WIDE WEB
www.vanguard.com


(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q940 022002

VANGUARD(R)INSTITUTIONAL U.S. STOCK INDEX FUNDS
  INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND

STATEMENT OF NET ASSETS * DECEMBER 31, 2001

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, all of which appear in the accompanying report. The Statement of Net Assets for the Institutional Index Fund begins on page 12 of the report.

     This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to share- holders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                                 1,190,767        $47,726
* Microsoft Corp.                                        645,890         42,790
  Exxon Mobil Corp.                                      820,115         32,231
  Citigroup, Inc.                                        616,989         31,146
  Wal-Mart Stores, Inc.                                  534,507         30,761
  Pfizer, Inc.                                           754,179         30,054
  Intel Corp.                                            805,384         25,329
  International Business Machines Corp.                  206,532         24,982
  American International Group, Inc.                     313,801         24,916
  Johnson & Johnson                                      367,785         21,736
* AOL Time Warner Inc.                                   530,606         17,033
  Merck & Co., Inc.                                      272,792         16,040
* Cisco Systems, Inc.                                    879,557         15,929
  SBC Communications Inc.                                403,322         15,798
  Verizon Communications                                 325,559         15,451
  Home Depot, Inc.                                       280,976         14,333
* Berkshire Hathaway Inc. Class A                            189         14,288
  The Coca-Cola Co.                                      298,325         14,066
  Procter & Gamble Co.                                   155,355         12,293
  Philip Morris Cos., Inc.                               259,796         11,912
  Bank of America Corp.                                  188,750         11,882
  Bristol-Myers Squibb Co.                               232,761         11,871
  ChevronTexaco Corp.                                    127,938         11,465
  Eli Lilly & Co.                                        134,858         10,592
  Abbott Laboratories                                    186,070         10,373
  PepsiCo, Inc.                                          210,548         10,252
  American Home Products Corp.                           158,195          9,707
  Fannie Mae                                             119,821          9,526
* Viacom Inc. Class B                                    213,245          9,415
* Oracle Corp.                                           668,083          9,226
  Wells Fargo Co.                                        203,611          8,847
  J.P. Morgan Chase & Co.                                236,667          8,603
  BellSouth Corp.                                        224,996          8,584
* Dell Computer Corp.                                    312,864          8,504
  AT&T Corp.                                             424,296          7,697
  Medtronic, Inc.                                        144,788          7,415
  Morgan Stanley Dean Witter & Co.                       131,502          7,356
* Amgen, Inc.                                            125,412          7,078
  Pharmacia Corp.                                        154,676          6,597
  Schering-Plough Corp.                                  175,247          6,276
  Texas Instruments, Inc.                                207,889          5,821
  American Express Co.                                   160,037          5,712

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
  Minnesota Mining & Manufacturing Co.                    47,041        $ 5,561
  Bank One Corp.                                         139,605          5,452
  Freddie Mac                                             83,340          5,451
  Merrill Lynch & Co., Inc.                              101,520          5,291
  E.I. du Pont de Nemours & Co.                          122,963          5,227
  Wachovia Corp.                                         163,154          5,117
  The Walt Disney Co.                                    244,478          5,066
* WorldCom Inc.-WorldCom Group                           353,661          4,980
  U.S. Bancorp                                           233,994          4,898
  Anheuser-Busch Cos., Inc.                              106,866          4,831
* Sun Microsystems, Inc.                                 390,060          4,798
  Hewlett-Packard Co.                                    232,654          4,779
* QUALCOMM, Inc.                                          91,620          4,627
  FleetBoston Financial Corp.                            125,270          4,572
  Target Corp.                                           108,237          4,443
  Automatic Data Processing, Inc.                         73,934          4,355
* AT&T Wireless Services Inc.                            302,960          4,354
  Lowe's Cos., Inc.                                       92,867          4,310
  Fifth Third Bancorp                                     69,282          4,249
  Gillette Co.                                           126,266          4,217
  Walgreen Co.                                           121,885          4,103
  McDonald's Corp.                                       154,916          4,101
* Comcast Corp. Special Class A                          113,144          4,073
  Motorola, Inc.                                         266,953          4,010
* Liberty Media Corp.                                    284,741          3,986
  The Boeing Co.                                         101,373          3,931
* Applied Materials, Inc.                                 97,886          3,925
  Electronic Data Systems Corp.                           56,806          3,894
  Colgate-Palmolive Co.                                   66,192          3,823
  Baxter International, Inc.                              70,934          3,804
  Schlumberger Ltd.                                       68,682          3,774
  Kimberly-Clark Corp.                                    63,003          3,768
  Dow Chemical Co.                                       108,174          3,654
* Clear Channel Communications, Inc.                      71,639          3,647
  United Technologies Corp.                               56,386          3,644
  Duke Energy Corp.                                       92,416          3,628
  Alcoa Inc.                                             101,889          3,622
  The Bank of New York Co., Inc.                          88,068          3,593
  MBNA Corp.                                             102,060          3,593
  First Data Corp.                                        45,706          3,586
* EMC Corp.                                              265,764          3,572
  Marsh & McLennan Cos., Inc.                             32,988          3,545
  Cardinal Health, Inc.                                   54,053          3,495
  Ford Motor Co.                                         219,120          3,445
  Washington Mutual, Inc.                                105,148          3,438
  Honeywell International Inc.                            97,467          3,296
  General Motors Corp.                                    66,584          3,236
  Household International, Inc.                           55,561          3,219
  Emerson Electric Co.                                    51,334          2,931
  Allstate Corp.                                          86,036          2,899
* Sprint PCS                                             118,198          2,885
* Cox Communications, Inc. Class A                        68,607          2,875
  Qwest Communications International Inc.                199,002          2,812
* Kohl's Corp.                                            39,868          2,808
  Metropolitan Life Insurance Co.                         86,959          2,755
  Phillips Petroleum Co.                                  45,467          2,740
  El Paso Corp.                                           60,959          2,719
  UnitedHealth Group Inc.                                 37,428          2,649
  Charles Schwab Corp.                                   165,977          2,568
  Lucent Technologies, Inc.                              407,930          2,566
* Safeway, Inc.                                           60,539          2,528
  Lockheed Martin Corp.                                   52,854          2,467
  Illinois Tool Works, Inc.                               36,356          2,462
  HCA Inc.                                                62,236          2,399
* Costco Wholesale Corp.                                  53,914          2,393
  Waste Management, Inc.                                  74,893          2,390
  Computer Associates International, Inc.                 69,043          2,381
  International Paper Co.                                 57,889          2,336
  ALLTEL Corp.                                            37,448          2,312
* Cendant Corp.                                          117,624          2,307
* Tenet Healthcare Corp.                                  38,861          2,282
  General Mills, Inc.                                     43,585          2,267
  The Goldman Sachs Group, Inc.                           23,945          2,221
  United Parcel Service, Inc.                             40,618          2,214
* Micron Technology, Inc.                                 71,392          2,213
* eBay Inc.                                               32,946          2,204
  SunTrust Banks, Inc.                                    34,957          2,192
  Caterpillar, Inc.                                       41,154          2,150
* Veritas Software Corp.                                  47,639          2,136
  Sprint Corp.                                           106,179          2,132
  Gannett Co., Inc.                                       31,694          2,131
  National City Corp.                                     72,701          2,126
  Conoco Inc.                                             74,824          2,118
  Southern Co.                                            83,302          2,112
  Sysco Corp.                                             80,496          2,111
  Mellon Financial Corp.                                  56,095          2,110
  Sara Lee Corp.                                          94,154          2,093
* Maxim Integrated Products, Inc.                         39,278          2,063
  State Street Corp.                                      38,965          2,036
* The Kroger Co.                                          97,082          2,026
  Omnicom Group Inc.                                      22,219          1,985
* Concord EFS, Inc.                                       60,398          1,980
  Compaq Computer Corp.                                  202,326          1,975
  Harley-Davidson, Inc.                                   36,238          1,968
  Carnival Corp.                                          69,990          1,965
  BB&T Corp.                                              54,286          1,960
  PNC Financial Services Group                            34,633          1,946
  General Dynamics Corp.                                  24,100          1,919
* Analog Devices, Inc.                                    43,103          1,913
  Lehman Brothers Holdings, Inc.                          28,596          1,910

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Dominion Resources, Inc.                                31,299        $ 1,881
  Sears, Roebuck & Co.                                    39,367          1,876
* Best Buy Co., Inc.                                      25,063          1,867
* FedEx Corp.                                             35,758          1,855
  The Hartford Financial Services Group Inc.              29,451          1,850
  Exelon Corp.                                            38,421          1,840
* Prudential Financial, Inc.                              55,300          1,835
* Guidant Corp.                                           36,805          1,833
  NIKE, Inc. Class B                                      32,528          1,829
* Immunex Corp.                                           65,226          1,807
* Forest Laboratories, Inc.                               21,377          1,752
  H.J. Heinz Co.                                          41,773          1,718
  Anadarko Petroleum Corp.                                30,022          1,707
  Union Pacific Corp.                                     29,646          1,690
  Southwest Airlines Co.                                  91,177          1,685
  American Electric Power Co., Inc.                       38,549          1,678
* General Motors Corp. Class H                           104,948          1,622
  CIGNA Corp.                                             17,385          1,611
  Northern Trust Corp.                                    26,666          1,606
  USA Education Inc.                                      18,836          1,583
  Williams Cos., Inc.                                     61,618          1,573
* Agilent Technologies, Inc.                              54,698          1,560
  Paychex, Inc.                                           44,703          1,558
* Xilinx, Inc.                                            39,868          1,557
* Siebel Systems, Inc.                                    55,494          1,553
  AFLAC, Inc.                                             62,959          1,546
  ConAgra Foods, Inc.                                     64,372          1,530
  Albertson's, Inc.                                       48,527          1,528
* Genzyme Corp.                                           25,472          1,525
  TXU Corp.                                               31,804          1,500
  Raytheon Co.                                            46,064          1,496
  Equity Office Properties Trust REIT                     49,705          1,495
  Linear Technology Corp.                                 38,022          1,484
  John Hancock Financial Services, Inc.                   35,874          1,482
  Baker Hughes, Inc.                                      40,198          1,466
  Kellogg Co.                                             48,607          1,463
  Campbell Soup Co.                                       48,938          1,462
* PeopleSoft, Inc.                                        36,278          1,458
* Genentech, Inc.                                         26,486          1,437
  The Gap, Inc.                                          102,901          1,435
  The McGraw-Hill Cos., Inc.                              23,379          1,426
  The Chubb Corp.                                         20,361          1,405
  CVS Corp.                                               47,135          1,395
  Weyerhaeuser Co.                                        25,723          1,391
  Wrigley, (Wm.) Jr. Co.                                  27,065          1,390
  Capital One Financial Corp.                             25,744          1,389
* Gemstar-TV Guide International, Inc.                    49,628          1,375
  Stryker Corp.                                           23,531          1,374
* JDS Uniphase Corp.                                     157,645          1,368
  Masco Corp.                                             55,123          1,351
  TJX Cos., Inc.                                          33,616          1,340
  Burlington Northern Santa Fe Corp.                      46,891          1,338
  Tribune Co.                                             35,712          1,337
  Interpublic Group of Cos., Inc.                         44,927          1,327
  May Department Stores Co.                               35,750          1,322
  Progressive Corp. of Ohio                                8,852          1,322
  Avon Products, Inc.                                     28,403          1,321
  Northrop Grumman Corp.                                  13,008          1,311
  Loews Corp.                                             23,627          1,309
  Transocean Sedco Forex Inc.                             38,131          1,290
  Air Products & Chemicals, Inc.                          27,301          1,281
  McKesson Corp.                                          34,110          1,276
* Broadcom Corp.                                          31,127          1,272
  FirstEnergy Corp.                                       35,629          1,246
* Sanmina-SCI Corp.                                       62,278          1,239
  KeyCorp                                                 50,871          1,238
* King Pharmaceuticals, Inc.                              29,335          1,236
* IDEC Pharmaceuticals Corp.                              17,857          1,231
  Comerica, Inc.                                          21,404          1,227
  Deere & Co.                                             28,080          1,226
* Yahoo!, Inc.                                            67,877          1,204
  FPL Group, Inc.                                         21,072          1,189
  Marriott International, Inc. Class A                    29,197          1,187
  Allergan, Inc.                                          15,794          1,185
* MedImmune Inc.                                          25,480          1,181
  Occidental Petroleum Corp.                              44,406          1,178
* Bed Bath & Beyond, Inc.                                 34,560          1,172
  Progress Energy, Inc.                                   25,985          1,170
* Boston Scientific Corp.                                 48,063          1,159
* NVIDIA Corp.                                            17,302          1,158
  Aon Corp.                                               32,313          1,148
  Kraft Foods Inc.                                        33,555          1,142
  Archer-Daniels-Midland Co.                              79,493          1,141
  Xcel Energy, Inc.                                       41,082          1,140
  St. Paul Cos., Inc.                                     25,725          1,131
  The Clorox Co.                                          28,315          1,120
  Franklin Resources Corp.                                31,720          1,119
  Golden West Financial Corp.                             18,987          1,117
  Pitney Bowes, Inc.                                      29,596          1,113
  USX-Marathon Group                                      36,943          1,108
  Hershey Foods Corp.                                     16,324          1,105
* KLA-Tencor Corp.                                        22,250          1,103
* Solectron Corp.                                         96,868          1,093
  Lincoln National Corp.                                  22,452          1,091
* Intuit, Inc.                                            25,391          1,086
  Dynegy, Inc.                                            42,066          1,073
  Praxair, Inc.                                           19,191          1,060
  Unocal Corp.                                            29,104          1,050
  Public Service Enterprise Group, Inc.                   24,858          1,049

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* NEXTEL Communications, Inc.                             95,663        $ 1,049
  PPG Industries, Inc.                                    20,174          1,043
* AES Corp.                                               63,679          1,041
* The Principal Financial Group                           43,200          1,037
  Entergy Corp.                                           26,406          1,033
  Danaher Corp.                                           17,048          1,028
* USA Networks, Inc.                                      37,566          1,026
  Consolidated Edison Inc.                                25,339          1,023
* Staples, Inc.                                           54,678          1,022
  Eastman Kodak Co.                                       34,741          1,022
  Becton, Dickinson & Co.                                 30,841          1,022
* Biogen, Inc.                                            17,783          1,020
  Coca-Cola Enterprises, Inc.                             53,291          1,009
* Univision Communications Inc.                           24,932          1,009
  SouthTrust Corp.                                        40,688          1,004
* Chiron Corp.                                            22,750            997
  Biomet, Inc.                                            32,145            993
  Corning, Inc.                                          111,314            993
  Applera Corp.-Applied Biosystems Group                  25,259            992
* Computer Sciences Corp.                                 20,189            989
* Electronic Arts Inc.                                    16,400            983
* Altera Corp.                                            46,306            983
  H & R Block, Inc.                                       21,846            977
  Cintas Corp.                                            20,230            971
* SunGard Data Systems, Inc.                              33,492            969
* Federated Department Stores, Inc.                       23,609            966
  MBIA, Inc.                                              17,754            952
* Fox Entertainment Group, Inc. Class A                   35,752            949
* Fiserv, Inc.                                            22,354            946
  Reliant Energy, Inc.                                    35,541            943
* AutoZone Inc.                                           13,006            934
  Equity Residential Properties Trust REIT                32,480            933
* VeriSign, Inc.                                          24,354            926
  Delphi Automotive Systems Corp.                         67,037            916
* Apple Computer, Inc.                                    41,728            914
  Rohm & Haas Co.                                         26,353            913
* Brocade Communications Systems, Inc.                    27,364            906
* Lexmark International, Inc.                             15,354            906
  Burlington Resources, Inc.                              24,118            905
  Dover Corp.                                             24,263            899
  CSX Corp.                                               25,541            895
* PG&E Corp.                                              46,357            892
  Adobe Systems, Inc.                                     28,647            889
* Wellpoint Health Networks Inc. Class A                   7,601            888
  Mattel, Inc.                                            51,544            887
  Newell Rubbermaid, Inc.                                 31,900            879
  Xerox Corp.                                             84,003            875
  Intimate Brands, Inc.                                   58,740            873
* Tricon Global Restaurants, Inc.                         17,732            872
* Network Appliance, Inc.                                 39,765            870
  Synovus Financial Corp.                                 34,661            868
* Starbucks Corp.                                         45,469            866
  M & T Bank Corp.                                        11,710            853
  Johnson Controls, Inc.                                  10,493            847
  J.C. Penney Co., Inc.                                   31,460            846
  AmSouth Bancorp                                         44,755            846
  Norfolk Southern Corp.                                  46,064            844
  Jefferson-Pilot Corp.                                   18,239            844
  Ingersoll-Rand Co.                                      20,151            843
  Apache Corp.                                            16,691            833
  DTE Energy Co.                                          19,766            829
  Regions Financial Corp.                                 27,236            815
* Quest Diagnostics, Inc.                                 11,330            812
  The Pepsi Bottling Group, Inc.                          34,386            808
  GlobalSantaFe Corp.                                     28,174            804
* EchoStar Communications Corp.                           29,104            799
* St. Jude Medical, Inc.                                  10,294            799
  MGIC Investment Corp.                                   12,913            797
  New York Times Co. Class A                              18,283            791
  Marshall & Ilsley Corp.                                 12,438            787
* CNA Financial Corp.                                     26,933            786
  AmerisourceBergen Corp.                                 12,253            779
* Mirant Corp.                                            48,363            775
* Affiliated Computer Services, Inc. Class A               7,270            772
* Convergys Corp.                                         20,400            765
  UnumProvident Corp.                                     28,841            765
* Cablevision Systems- NY Group Class A                   16,065            762
  Kinder Morgan, Inc.                                     13,674            762
  The Limited, Inc.                                       51,574            759
  Moody's Corp.                                           19,027            758
  Georgia Pacific Group                                   27,283            753
  Genuine Parts Co.                                       20,516            753
  Avery Dennison Corp.                                    13,305            752
  Union Planters Corp.                                    16,553            747
* Gilead Sciences, Inc.                                   11,301            743
* Tellabs, Inc.                                           49,472            740
* DST Systems, Inc.                                       14,844            740
  AMBAC Financial Group Inc.                              12,789            740
* Juniper Networks, Inc.                                  38,738            734
* International Game Technology                           10,719            732
  Cincinnati Financial Corp.                              19,180            732
  Fortune Brands, Inc.                                    18,476            731
* BEA Systems, Inc.                                       47,493            731
  Molex, Inc.                                             23,368            723
  Stilwell Financial, Inc.                                26,537            722
  Starwood Hotels & Resorts Worldwide, Inc.               23,928            714
  Charter One Financial                                   26,214            712

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  UnionBanCal Corp.                                       18,693        $   710
* Zimmer Holdings, Inc.                                   23,256            710
  Ameren Corp.                                            16,580            701
* HEALTHSOUTH Corp.                                       47,111            698
  Textron, Inc.                                           16,796            696
  IMS Health, Inc.                                        35,635            695
  Willamette Industries, Inc.                             13,113            683
* Laboratory Corp. of America                              8,446            683
  UST, Inc.                                               19,476            682
* LSI Logic Corp.                                         43,149            681
  Halliburton Co.                                         51,950            681
* Sabre Holdings Corp.                                    16,032            679
  R.J. Reynolds Tobacco Holdings, Inc.                    12,048            678
* Novellus Systems, Inc.                                  17,186            678
  RadioShack Corp.                                        22,408            674
  Bear Stearns Co., Inc.                                  11,401            669
* Office Depot, Inc.                                      35,989            667
  Amerada Hess Corp.                                      10,606            663
  Kerr-McGee Corp.                                        12,053            661
* Advanced Micro Devices, Inc.                            41,592            660
* SPX Corp.                                                4,808            658
  Knight Ridder                                           10,109            656
* Teradyne, Inc.                                          21,685            654
  Circuit City Stores, Inc.                               25,159            653
* Cadence Design Systems, Inc.                            29,726            652
* National Semiconductor Corp.                            20,962            645
* BJ Services Co.                                         19,862            645
  Cinergy Corp.                                           19,243            643
  Parker Hannifin Corp.                                   13,961            641
* Millennium Pharmaceuticals, Inc.                        25,953            636
  E.W. Scripps Co. Class A                                 9,617            635
  Telephone & Data Systems, Inc.                           7,064            634
* Metro-Goldwyn-Mayer Inc.                                28,890            633
* Apollo Group, Inc. Class A                              14,049            632
  National Commerce Financial Corp.                       24,814            628
  North Fork Bancorp, Inc.                                19,591            627
  Family Dollar Stores, Inc.                              20,820            624
  Ecolab, Inc.                                            15,400            620
  Eaton Corp.                                              8,297            617
  PPL Corp.                                               17,654            615
  Plum Creek Timber Company Inc.                          21,672            614
* Microchip Technology, Inc.                              15,858            614
  Sempra Energy                                           24,957            613
* Anthem, Inc.                                            12,330            610
* Nabors Industries, Inc.                                 17,758            610
  Simon Property Group, Inc. REIT                         20,760            609
* Calpine Corp.                                           36,151            607
  Devon Energy Corp.                                      15,666            605
  PACCAR, Inc.                                             9,194            603
* Waters Corp.                                            15,529            602
  Torchmark Corp.                                         15,179            597
* Edison International                                    39,417            595
* Andrx Corp.-Andrx Group                                  8,445            595
  Dollar General Corp.                                    39,820            593
  SEI Corp.                                               13,133            592
  Zions Bancorp                                           11,175            588
* American Standard Cos., Inc.                             8,602            587
  Whirlpool Corp.                                          8,003            587
  Countrywide Credit Industries, Inc.                     14,317            587
* Charter Communications, Inc.                            35,684            586
  Vulcan Materials Co.                                    12,168            583
* Adelphia Communications Corp. Class A                   18,589            580
  Washington Post Co. Class B                              1,092            579
  KeySpan Corp.                                           16,658            577
  NiSource, Inc.                                          25,000            577
  Transatlantic Holdings, Inc.                             6,326            576
  Dow Jones & Co., Inc.                                   10,433            571
* CDW Computer Centers, Inc.                              10,585            569
  Mylan Laboratories, Inc.                                15,152            568
* TMP Worldwide, Inc.                                     13,230            568
  Aetna Inc.                                              17,187            567
* CIENA Corp.                                             39,578            566
* Robert Half International, Inc.                         21,200            566
  First Tennessee National Corp.                          15,516            563
  CenturyTel, Inc.                                        17,100            561
  TRW, Inc.                                               15,088            559
* MGM Mirage, Inc.                                        19,343            558
* Symantec Corp.                                           8,399            557
  Tiffany & Co.                                           17,579            553
* Noble Drilling Corp.                                    16,237            553
  Archstone-Smith Trust                                   20,859            549
  EOG Resources, Inc.                                     14,017            548
  W.W. Grainger, Inc.                                     11,407            548
  Allegheny Energy, Inc.                                  15,087            546
  Leggett & Platt, Inc.                                   23,714            545
* Health Management Associates Class A                    29,614            545
* Sepracor Inc.                                            9,387            536
  ITT Industries, Inc.                                    10,604            536
  VF Corp.                                                13,507            527
* Compuware Corp.                                         44,531            525
* Jabil Circuit, Inc.                                     23,088            525
* Harrah's Entertainment, Inc.                            14,170            524
* Thermo Electron Corp.                                   21,964            524
  Constellation Energy Group                              19,711            523
  Huntington Bancshares Inc.                              30,341            522
  Sherwin-Williams Co.                                    18,874            519
  Brown-Forman Corp. Class B                               8,268            518
  T. Rowe Price Group Inc.                                14,855            516
* Human Genome Sciences, Inc.                             15,276            515
  PerkinElmer, Inc.                                       14,599            511

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* Weatherford International, Inc.                         13,686        $   510
  Dime Bancorp, Inc.                                      13,933            503
  Darden Restaurants Inc.                                 14,199            503
* Citrix Systems, Inc.                                    22,146            502
  American Water Works Co., Inc.                          11,959            499
  ServiceMaster Co.                                       36,134            499
* Agere Systems Inc.                                      87,583            498
  Nucor Corp.                                              9,400            498
* QLogic Corp.                                            11,178            498
  AVX Corp.                                               21,060            497
* Comverse Technology, Inc.                               22,204            497
  Total System Services, Inc.                             23,447            497
  Popular, Inc.                                           17,040            496
* Toys R Us, Inc.                                         23,826            494
  Diamond Offshore Drilling, Inc.                         15,974            486
  Hilton Hotels Corp.                                     44,461            486
* AutoNation, Inc.                                        39,357            485
* IVAX Corp.                                              24,076            485
  Tyson Foods, Inc.                                       41,975            485
* Jones Apparel Group, Inc.                               14,604            484
  Estee Lauder Cos. Class A                               15,088            484
  Radian Group, Inc.                                      11,208            481
* BMC Software, Inc.                                      29,361            481
* Unisys Corp.                                            38,325            481
  The Stanley Works                                       10,318            481
* Amazon.com, Inc.                                        44,337            480
* Rational Software Corp.                                 24,562            479
  SAFECO Corp.                                            15,334            478
  Vornado Realty Trust REIT                               11,456            477
* U.S. Cellular Corp.                                     10,442            473
  Scientific-Atlanta, Inc.                                19,732            472
* Smurfit-Stone Container Corp.                           29,371            469
  Public Storage, Inc. REIT                               13,731            459
  Murphy Oil Corp.                                         5,457            459
  The Goodyear Tire & Rubber Co.                          19,193            457
  TCF Financial Corp.                                      9,489            455
  ProLogis Trust REIT                                     21,140            455
  Newmont Mining Corp.                                    23,535            450
  Hormel Foods Corp.                                      16,714            449
  Federated Investors, Inc.                               14,055            448
* E*TRADE Group, Inc.                                     43,616            447
* BISYS Group, Inc.                                        6,979            447
* Cephalon, Inc.                                           5,899            446
* Caremark Rx, Inc.                                       27,286            445
  Compass Bancshares Inc.                                 15,532            440
  Engelhard Corp.                                         15,860            439
* Express Scripts Inc.                                     9,376            438
  Delta Air Lines, Inc.                                   14,918            437
  Green Point Financial Corp.                             12,184            436
* Synopsys, Inc.                                           7,373            436
  Symbol Technologies, Inc.                               27,403            435
* ADC Telecommunications, Inc.                            94,565            435
  TECO Energy, Inc.                                       16,422            431
  Rockwell Collins                                        22,029            430
* NCR Corp.                                               11,646            429
* Conexant Systems, Inc.                                  29,854            429
  A.G. Edwards & Sons, Inc.                                9,694            428
* Weight Watchers International, Inc.                     12,653            428
  Pinnacle West Capital Corp.                             10,220            428
  Golden State Bancorp Inc.                               16,289            426
  Ultramar Diamond Shamrock Corp.                          8,592            425
* Network Associates, Inc.                                16,350            423
* Lamar Advertising Co. Class A                            9,926            420
  R.R. Donnelley & Sons Co.                               14,131            420
* Dollar Tree Stores, Inc.                                13,570            419
  Banknorth Group, Inc.                                   18,543            418
* Avaya Inc.                                              34,315            417
* L-3 Communications Holdings, Inc.                        4,625            416
  Equifax, Inc.                                           17,223            416
  ENSCO International, Inc.                               16,711            415
  Hillenbrand Industries, Inc.                             7,504            415
  Boston Properties, Inc. REIT                            10,902            414
* Atmel Corp.                                             56,133            414
* AMR Corp.                                               18,541            411
* Applied Micro Circuits Corp.                            36,199            410
* Sealed Air Corp.                                        10,025            409
  Centex Corp.                                             7,166            409
  Apartment Investment & Management Co. Class A REIT       8,912            408
* ImClone Systems, Inc.                                    8,769            407
* Barr Laboratories, Inc.                                  5,130            407
* Republic Services, Inc. Class A                         20,386            407
* i2 Technologies, Inc.                                   51,322            405
  Avalonbay Communities, Inc. REIT                         8,517            403
* Watson Pharmaceuticals, Inc.                            12,788            401
  Old Republic International Corp.                        14,298            400
  Wendy's International, Inc.                             13,676            399
* Invitrogen Corp.                                         6,376            395
  Ocean Energy, Inc.                                      20,550            395
  Cooper Industries, Inc.                                 11,285            394
  Rockwell International Corp.                            22,029            393
* PanAmSat Corp.                                          17,950            393
  C.R. Bard, Inc.                                          6,087            393
* Westwood One, Inc.                                      13,039            392
  Legg Mason Inc.                                          7,818            391
* Emulex Corp.                                             9,830            388
  Neuberger Berman Inc.                                    8,818            387
  Ashland, Inc.                                            8,377            386
* BJ's Wholesale Club, Inc.                                8,735            385
  Kimco Realty Corp. REIT                                 11,769            385
* ICOS Corp.                                               6,684            384
  Duke Realty Corp. REIT                                  15,708            382
  CMS Energy Corp.                                        15,866            381

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* RF Micro Devices, Inc.                                  19,712        $   379
* ChoicePoint Inc.                                         7,443            377
  Sunoco, Inc.                                            10,073            376
* Vishay Intertechnology, Inc.                            19,272            376
  Royal Caribbean Cruises, Ltd.                           23,185            376
  The Mead Corp.                                          11,983            370
  Black & Decker Corp.                                     9,781            369
  Mercantile Bankshares Corp.                              8,548            368
* Lincare Holdings, Inc.                                  12,840            368
  DPL Inc.                                                15,247            367
* Citizens Communications Co.                             34,417            367
* Polycom, Inc.                                           10,693            364
  Sovereign Bancorp, Inc.                                 29,746            364
  Eastman Chemical Co.                                     9,322            364
* Cytyc Corp.                                             13,831            361
  Avnet, Inc.                                             14,126            360
* Oxford Health Plan                                      11,866            358
* TIBCO Software Inc.                                     23,935            357
  Sigma-Aldrich Corp.                                      9,067            357
  Lennar Corp.                                             7,630            357
  The PMI Group Inc.                                       5,331            357
  Deluxe Corp.                                             8,561            356
  Pall Corp.                                              14,791            356
  Fluor Corp.                                              9,499            355
  Expeditors International of Washington, Inc.             6,225            355
* Arrow Electronics, Inc.                                 11,851            354
* Brinker International, Inc.                             11,903            354
  SuperValu Inc.                                          15,962            353
  SCANA Corp.                                             12,631            352
* Dean Foods Co.                                           5,142            351
  Diebold, Inc.                                            8,620            349
* Abgenix, Inc.                                           10,332            348
  McCormick & Co., Inc.                                    8,275            347
  Westvaco Corp.                                          12,155            346
* McDATA Corp. Class A                                    14,073            345
* LAM Research Corp.                                      14,848            345
  UtiliCorp United, Inc.                                  13,689            345
* Mohawk Industries, Inc.                                  6,276            344
  International Flavors & Fragrances, Inc.                11,573            344
* Protein Design Labs, Inc.                               10,462            343
  Millipore Corp.                                          5,640            342
* Niagara Mohawk Holdings Inc.                            19,302            342
* Dun & Bradstreet Corp.                                   9,684            342
* Peregrine Systems, Inc.                                 22,987            341
* Pactiv Corp.                                            19,173            340
  Hibernia Corp. Class A                                  19,083            339
* Integrated Device Technology Inc.                       12,760            339
* American Power Conversion Corp.                         23,378            338
* Fairchild Semiconductor Corp.                           11,974            338
  Hasbro, Inc.                                            20,801            338
* Intersil Corp.                                          10,457            337
  Hudson City Bancorp, Inc.                               12,741            336
* Mercury Interactive Corp.                                9,874            336
  Arthur J. Gallagher & Co.                                9,723            335
* Hispanic Broadcasting Corp.                             13,127            335
* Allied Waste Industries, Inc.                           23,788            334
  White Mountains Insurance Group Inc.                       958            333
  Temple-Inland Inc.                                       5,874            333
* Patterson Dental Co.                                     8,113            332
  Goodrich Corp.                                          12,450            331
* Ceridian Corp.                                          17,522            329
* Park Place Entertainment                                35,770            328
* Apogent Technologies Inc.                               12,684            327
  ICN Pharmaceuticals, Inc.                                9,765            327
* Orion Power Holdings, Inc.                              12,529            327
  Nordstrom, Inc.                                         16,163            327
* Smith International, Inc.                                6,088            326
  Mitchell Energy & Development Corp. Class A              6,062            323
  Beckman Coulter, Inc.                                    7,291            323
* Kmart Corp.                                             59,059            322
* Health Net Inc.                                         14,798            322
  Unitrin, Inc.                                            8,128            321
  Alliant Energy Corp.                                    10,530            320
  Wisconsin Energy Corp.                                  14,140            319
  Bowater Inc.                                             6,676            318
* Abercrombie & Fitch Co.                                 11,979            318
* Rite Aid Corp.                                          62,357            316
  Pulte Homes, Inc.                                        7,062            315
* Outback Steakhouse                                       9,207            315
  Liz Claiborne, Inc.                                      6,331            315
  Bemis Co., Inc.                                          6,402            315
* AmeriCredit Corp.                                        9,974            315
  DENTSPLY International Inc.                              6,238            313
* Gateway, Inc.                                           38,879            313
* KPMG Consulting Inc.                                    18,806            312
  Valley National Bancorp                                  9,435            311
  Ross Stores, Inc.                                        9,686            311
  Astoria Financial Corp.                                 11,708            310
* Amkor Technology, Inc.                                  19,307            309
  Commerce Bancshares, Inc.                                7,907            308
* Trigon Healthcare, Inc.                                  4,431            308
* Universal Health Services Class B                        7,188            308
  Phelps Dodge Corp.                                       9,477            307
  Waddell & Reed Financial, Inc.                           9,535            307
  Sonoco Products Co.                                     11,519            306
  Erie Indemnity Co. Class A                               7,954            306
  Manpower Inc.                                            9,078            306
  Lafarge North America Inc.                               8,136            306
  John Nuveen Co. Class A                                  5,708            305

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
  Alberto-Culver Co. Class B                               6,821        $   305
* WebMD Corp.                                             43,222            305
* Cypress Semiconductor Corp.                             15,188            303
  Fastenal Co.                                             4,551            302
  Northeast Utilities                                     17,135            302
  Commerce Bancorp, Inc.                                   7,634            300
* Semtech Corp.                                            8,332            297
  Eaton Vance Corp.                                        8,361            297
  Allied Capital Corp.                                    11,429            297
* Certegy, Inc.                                            8,664            296
  Potomac Electric Power Co.                              13,133            296
* Smithfield Foods, Inc.                                  13,436            296
  Mercury General Corp.                                    6,759            295
* Manor Care, Inc.                                        12,441            295
  D. R. Horton, Inc.                                       9,085            295
  FirstMerit Corp.                                        10,877            295
* Iron Mountain, Inc.                                      6,685            293
* AdvancePCS                                               9,962            292
* Lear Corp.                                               7,664            292
* Community Health Systems, Inc.                          11,439            292
  C.H. Robinson Worldwide, Inc.                           10,084            292
* Williams-Sonoma, Inc.                                    6,772            291
* Tektronix, Inc.                                         11,267            290
* First Health Group Corp.                                11,734            290
* Celgene Corp.                                            9,053            289
* Micrel, Inc.                                            10,992            288
  New York Community Bancorp, Inc.                        12,606            288
* Enzon, Inc.                                              5,104            287
  NSTAR                                                    6,403            287
* Varian Medical Systems, Inc.                             4,024            287
  Host Marriott Corp. REIT                                31,738            286
  Reader's Digest Assn., Inc. Class A                     12,371            286
  Allmerica Financial Corp.                                6,407            285
* Security Capital Group Inc. REIT Class B                11,247            285
  Maytag Corp.                                             9,192            285
  Clayton Homes Inc.                                      16,588            284
  Navistar International Corp.                             7,175            283
* Krispy Kreme Doughnuts, Inc.                             6,402            283
  Cabot Corp.                                              7,880            281
  Valero Energy Corp.                                      7,349            280
* Whole Foods Market, Inc.                                 6,430            280
  Wesco Financial Corp.                                      888            280
  First Virginia Banks, Inc.                               5,503            279
  Associated Banc-Corp                                     7,914            279
* Tech Data Corp.                                          6,432            278
  Omnicare, Inc.                                          11,185            278
* Crown Castle International Corp.                        25,961            277
* Vitesse Semiconductor Corp.                             22,090            275
  American National Insurance Co.                          3,253            274
* Entercom Communications Corp.                            5,469            273
* Palm, Inc.                                              70,141            272
  City National Corp.                                      5,778            271
* TeleCorp PCS, Inc.                                      21,677            270
  Talbots Inc.                                             7,452            270
  Equitable Resources, Inc.                                7,838            267
* Lattice Semiconductor Corp.                             12,945            266
  Energy East Corp.                                       14,011            266
  The St. Joe Co.                                          9,562            265
  Liberty Property Trust REIT                              8,884            265
* Foot Locker, Inc.                                       16,891            264
  Martin Marietta Materials, Inc.                          5,636            263
* International Rectifier Corp.                            7,520            262
  AMB Property Corp. REIT                                 10,057            261
* Affymetrix, Inc.                                         6,910            261
  Conectiv, Inc.                                          10,632            260
  iStar Financial Inc.                                    10,430            260
* Cooper Cameron Corp.                                     6,444            260
  PepsiAmericas, Inc.                                     18,808            260
  XTO Energy, Inc.                                        14,780            259
* 3Com Corp.                                              40,538            259
  Rouse Co. REIT                                           8,792            258
* Storage Technology Corp.                                12,458            258
  Fidelity National Financial, Inc.                       10,365            257
* Copart, Inc.                                             7,052            256
* Cree, Inc.                                               8,705            256
  International Speedway Corp.                             6,516            255
* CSG Systems International, Inc.                          6,289            254
* Michaels Stores, Inc.                                    7,662            252
  The McClatchy Co. Class A                                5,368            252
* DaVita, Inc.                                            10,299            252
* Expedia Inc.                                             6,199            252
  Investors Financial Services Corp.                       3,797            251
  Viad Corp.                                              10,604            251
  Pacific Century Financial Corp.                          9,677            251
  Allete, Inc.                                             9,938            250
* Amphenol Corp.                                           5,210            250
* Triad Hospitals, Inc.                                    8,518            250
* Western Wireless Corp. Class A                           8,815            249
* Parametric Technology Corp.                             31,816            248
  Belo Corp. Class A                                      13,244            248
* BroadWing Inc.                                          26,132            248
  Tidewater Inc.                                           7,318            248
  Wilmington Trust Corp.                                   3,912            248
  General Growth Properties Inc. REIT                      6,379            248
  Dana Corp.                                              17,811            247
* Perot Systems Corp.                                     12,095            247
* Nextel Partners, Inc.                                   20,518            246
* National Instruments Corp.                               6,510            244
  Bausch & Lomb, Inc.                                      6,458            243
  Questar Corp.                                            9,696            243
  Harris Corp.                                             7,957            243
* Overture Services, Inc.                                  6,847            243

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Winn-Dixie Stores, Inc.                                 16,951        $   242
* Pride International, Inc.                               15,988            241
* Humana, Inc.                                            20,475            241
* LaBranche & Co. Inc.                                     7,005            241
  KB Home                                                  6,019            241
  Autodesk, Inc.                                           6,467            241
  Noble Affiliates, Inc.                                   6,829            241
  Protective Life Corp.                                    8,302            240
* Catalina Marketing Corp.                                 6,917            240
* Devry, Inc.                                              8,426            240
  Health Care Properties Investors REIT                    6,619            240
* Hearst-Argyle Television Inc.                           11,088            239
  Adolph Coors Co. Class B                                 4,474            239
* Gentex Corp.                                             8,900            238
* 99 Cents Only Stores                                     6,203            236
  Visteon Corp.                                           15,709            236
* Quest Software, Inc.                                    10,680            236
  CONSOL Energy, Inc.                                      9,504            236
  Tootsie Roll Industries, Inc.                            6,039            236
  National Fuel Gas Co.                                    9,536            236
* Riverstone Networks, Inc.                               14,149            235
  Boise Cascade Corp.                                      6,899            235
* Finisar Corp.                                           22,994            234
  Crescent Real Estate, Inc. REIT                         12,900            234
* Freeport-McMoRan Copper & Gold, Inc. Class B            17,386            233
* Packaging Corp. of America                              12,824            233
  Snap-On Inc.                                             6,904            232
* Medicis Pharmaceutical Corp.                             3,591            232
  Jack Henry & Associates                                 10,617            232
  Ball Corp.                                               3,279            232
* Cabot Microelectronics Corp.                             2,921            231
* Barnes & Noble, Inc.                                     7,808            231
  Fulton Financial Corp.                                  10,553            230
  Brunswick Corp.                                         10,573            230
  Valspar Corp.                                            5,808            230
* Level 3 Communications, Inc.                            45,933            230
  MDU Resources Group, Inc.                                8,153            230
* The Phoenix Companies, Inc.                             12,400            229
* Valassis Communications, Inc.                            6,430            229
* Pioneer Natural Resources Co.                           11,882            229
  Bunge Ltd.                                               9,800            228
  NICOR, Inc.                                              5,441            227
  Puget Energy, Inc.                                      10,318            226
* J.D. Edwards & Co.                                      13,685            225
* O'Reilly Automotive, Inc.                                6,169            225
* NetIQ Corp.                                              6,379            225
* Quintiles Transnational Corp.                           13,978            224
* Alliant Techsystems, Inc.                                2,902            224
* FMC Corp.                                                3,735            222
* Investment Technology Group, Inc.                        5,656            221
  CarrAmerica Realty Corp. REIT                            7,334            221
  Teleflex Inc.                                            4,664            221
* Rowan Cos., Inc.                                        11,363            220
* Swift Transportation Co., Inc.                          10,204            219
  Forest City Enterprise Class A                           5,653            219
* Vertex Pharmaceuticals, Inc.                             8,867            218
* American Eagle Outfitters, Inc.                          8,329            218
* Energizer Holdings, Inc.                                11,389            217
  Lubrizol Corp.                                           6,170            217
  Harte-Hanks, Inc.                                        7,683            216
* American Tower Corp. Class A                            22,839            216
  Herman Miller, Inc.                                      9,109            216
  Meredith Corp.                                           6,032            215
  Pentair, Inc.                                            5,887            215
  OGE Energy Corp.                                         9,288            214
* Applera Corp.-Celera Genomics Group                      8,023            214
* Catellus Development Corp.                              11,630            214
  Hubbell Inc. Class B                                     7,280            214
* Triton PCS, Inc.                                         7,286            214
  Reynolds & Reynolds Class A                              8,800            213
  21st Century Insurance Group                            10,966            213
* Cerner Corp.                                             4,270            213
* Constellation Brands, Inc. Class A                       4,974            213
* Andrew Corp.                                             9,726            213
* Patterson-UTI Energy, Inc.                               9,123            213
  Brown & Brown, Inc.                                      7,788            213
* Scholastic Corp.                                         4,218            212
  Mack-Cali Realty Corp. REIT                              6,836            212
* Jacobs Engineering Group Inc.                            3,199            211
* Openwave Systems Inc.                                   21,483            210
* Macrovision Corp.                                        5,964            210
* Zebra Technologies Corp. Class A                         3,776            210
  Lyondell Chemical Co.                                   14,615            209
* National Processing, Inc.                                6,430            209
  Sky Financial Group, Inc.                               10,253            209
  Capitol Federal Financial                                9,988            208
* National-Oilwell, Inc.                                  10,099            208
* Sicor, Inc.                                             13,258            208
* Earthlink, Inc.                                         17,051            208
  Donaldson Co., Inc.                                      5,328            207
* Pixar, Inc.                                              5,750            207
* Coach, Inc.                                              5,283            206
  Student Loan Corp.                                       2,554            206
  The MONY Group Inc.                                      5,947            206
  HON Industries, Inc.                                     7,415            205
  Reinsurance Group of America, Inc.                       6,148            205
  Raymond James Financial, Inc.                            5,757            204
* Mediacom Communications Corp.                           11,145            204
  Arden Realty Group, Inc. REIT                            7,677            203
  Helmerich & Payne, Inc.                                  6,076            203
  Vectren Corp.                                            8,446            203
  Trustmark Corp.                                          8,358            203
  Hospitality Properties Trust REIT                        6,859            202

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* Advent Software, Inc.                                    4,040        $   202
* Alkermes, Inc.                                           7,650            202
* Enterasys Networks, Inc.                                22,752            201
* ResMed Inc.                                              3,733            201
  Pier 1 Imports Inc.                                     11,590            201
  Roslyn Bancorp, Inc.                                    11,478            201
* Pharmaceutical Product Development, Inc.                 6,215            201
  USX-U.S. Steel Group                                    11,087            201
  American Financial Group, Inc.                           8,161            200
  W.R. Berkley Corp.                                       3,714            199
  Regency Centers Corp. REIT                               7,176            199
* BOK Financial Corp.                                      6,304            199
  CNF Inc.                                                 5,919            199
* Exult Inc.                                              12,354            198
  IKON Office Solutions, Inc.                             16,938            198
  New Plan Excel Realty Trust REIT                        10,391            198
* The Cheesecake Factory                                   5,687            198
* Furniture Brands International Inc.                      6,162            197
* Borders Group, Inc.                                      9,932            197
* Ticketmaster Class B                                    12,019            197
* Fisher Scientific International Inc.                     6,745            197
* Henry Schein, Inc.                                       5,315            197
* NVR, Inc.                                                  963            196
  Ethan Allen Interiors, Inc.                              4,717            196
  Dial Corp.                                              11,426            196
* Novell, Inc.                                            42,680            196
* Silicon Laboratories Inc.                                5,801            196
* Toll Brothers, Inc.                                      4,448            195
  Metris Cos., Inc.                                        7,590            195
* Mandalay Resort Group                                    9,111            195
* The Titan Corp.                                          7,803            195
* Affiliated Managers Group, Inc.                          2,761            195
  Colonial BancGroup, Inc.                                13,777            194
  Weingarten Realty Investors REIT                         4,043            194
  Great Plains Energy, Inc.                                7,691            194
  CBRL Group, Inc.                                         6,582            194
* Reebok International Ltd.                                7,308            194
* KEMET Corp.                                             10,910            194
  Webster Financial Corp.                                  6,134            193
* West Corp.                                               7,754            193
* Sybase, Inc.                                            12,227            193
* Markel Corp.                                             1,072            193
* OSI Pharmaceuticals, Inc.                                4,207            192
* Edwards Lifesciences Corp.                               6,964            192
* Newfield Exploration Co.                                 5,415            192
* Priority Healthcare Corp. Class B                        5,453            192
  Citizens Banking Corp.                                   5,831            192
  HCC Insurance Holdings, Inc.                             6,947            191
* Hanover Compressor Co.                                   7,575            191
  GATX Corp.                                               5,877            191
* United Rentals, Inc.                                     8,408            191
  Leucadia National Corp.                                  6,605            191
  Massey Energy Co.                                        9,191            191
* Conseco Inc.                                            42,647            190
  Philadelphia Suburban Corp.                              8,431            190
  Cullen/Frost Bankers, Inc.                               6,148            190
* Renal Care Group, Inc.                                   5,897            189
* TriQuint Semiconductor, Inc.                            15,426            189
  Lee Enterprises, Inc.                                    5,197            189
* Maxtor Corp.                                            29,800            189
  Old National Bancorp                                     7,470            189
* Internet Security Systems, Inc.                          5,872            188
  Cummins Inc.                                             4,865            187
* Acxiom Corp.                                            10,732            187
  Crane Co.                                                7,288            187
  OM Group, Inc.                                           2,820            187
* Quantum Corp.-DLT & Storage Systems                     18,835            186
  Doral Financial Corp.                                    5,928            185
  Roper Industries Inc.                                    3,728            185
  Washington Federal Inc.                                  7,157            185
* Career Education Corp.                                   5,370            184
* DoubleClick Inc.                                        16,157            183
* Sycamore Networks, Inc.                                 34,128            183
* Extended Stay America, Inc.                             11,152            183
  Peabody Energy Corp.                                     6,484            183
* Lands' End, Inc.                                         3,631            182
  Worldcom, Inc.-MCI Group                                14,319            182
* Charles River Laboratories, Inc.                         5,428            182
* Integrated Circuit Systems, Inc.                         8,044            182
  StanCorp Financial Group, Inc.                           3,843            182
  Camden Property Trust REIT                               4,945            181
* Extreme Networks, Inc.                                  14,024            181
* Mentor Graphics Corp.                                    7,675            181
* Techne Corp.                                             4,907            181
  Solutia, Inc.                                           12,886            181
  First Midwest Bancorp                                    6,186            181
  Sierra Pacific Resources                                11,950            180
* Orthodontic Centers of America, Inc.                     5,896            180
  AmerUs Group Co.                                         5,011            180
  Valhi, Inc.                                             14,104            179
  BRE Properties Inc. Class A REIT                         5,776            179
  IDACORP, Inc.                                            4,400            179
  IMC Global Inc.                                         13,730            178
* Service Corp. International                             35,760            178
* Varco International, Inc.                               11,909            178
* Timberland Co.                                           4,805            178
  RPM Inc. (Ohio)                                         12,309            178
* Six Flags, Inc.                                         11,523            177
  Pogo Producing Co.                                       6,721            177
  Dole Food Co.                                            6,578            176
  John Wiley & Sons Class A                                7,645            176
  Harman International Industries, Inc.                    3,893            176
10
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Retek Inc.                                               5,875        $   175
* Owens-Illinois, Inc.                                    17,557            175
* Alleghany Corp.                                            909            175
  Callaway Golf Co.                                        9,126            175
* Manugistics Group, Inc.                                  8,283            175
  Fair, Isaac & Co. Inc.                                   2,770            175
  York International Corp.                                 4,555            174
  Skywest, Inc.                                            6,816            173
  Precision Castparts Corp.                                6,124            173
  Westamerica Bancorporation                               4,364            173
* IndyMac Bancorp, Inc.                                    7,333            171
  WGL Holdings Inc.                                        5,888            171
* Continental Airlines, Inc. Class B                       6,519            171
* Zale Corp.                                               4,075            171
* Adaptec, Inc.                                           11,764            171
  United Dominion Realty Trust REIT                       11,811            170
  Greater Bay Bancorp                                      5,941            170
  Independence Community Bank Corp.                        7,446            169
* Advanced Fibre Communications, Inc.                      9,587            169
  Dillard's Inc.                                          10,554            169
* InterMune Inc.                                           3,425            169
* Performance Food Group Co.                               4,787            168
* Wind River Systems Inc.                                  9,395            168
* Apria Healthcare Group Inc.                              6,727            168
  Allegheny Technologies Inc.                             10,036            168
* Ingram Micro, Inc. Class A                               9,693            168
  Polaris Industries, Inc.                                 2,906            168
  Harsco Corp.                                             4,838            166
* CheckFree Corp.                                          9,215            166
* Saks Inc.                                               17,745            166
  Highwood Properties, Inc. REIT                           6,380            166
  Rayonier Inc.                                            3,279            165
* Rightchoice Managed Care, Inc.                           2,359            165
* Activision, Inc.                                         6,339            165
  Peoples Energy Corp.                                     4,343            165
  BorgWarner, Inc.                                         3,145            164
  Park National Corp.                                      1,771            164
* GTech Holdings Corp.                                     3,620            164
  ArvinMeritor, Inc.                                       8,325            164
* Northwest Airlines Corp. Class A                        10,376            163
  Interactive Data Corp.                                  11,506            163
* LifePoint Hospitals, Inc.                                4,779            163
  People's Bank                                            7,649            163
* Coventry Health Care Inc.                                8,149            163
* Scotts Co.                                               3,414            163
  BancorpSouth, Inc.                                       9,757            162
* Knight Trading Group, Inc.                              14,667            162
  Lancaster Colony Corp.                                   4,547            161
  Hudson United Bancorp                                    5,623            161
* Aviron                                                   3,243            161
* SonicWALL, Inc.                                          8,291            161
  Provident Financial Group, Inc.                          6,128            161
* The Corporate Executive Board Co.                        4,386            161
* Vignette Corp.                                          29,966            161
* Forest Oil Corp.                                         5,680            160
  Aptargroup Inc.                                          4,547            159
* Neurocrine Biosciences, Inc.                             3,100            159
* Ariba, Inc.                                             25,821            159
  Corn Products International, Inc.                        4,479            158
  Ruby Tuesday, Inc.                                       7,652            158
  Ryder System, Inc.                                       7,123            158
* Columbia Sportswear Co.                                  4,737            158
  La-Z-Boy Inc.                                            7,215            157
* STERIS Corp.                                             8,612            157
* Cor Therapeutics, Inc.                                   6,573            157
* Silicon Valley Bancshares                                5,868            157
  Commerce Group, Inc.                                     4,139            156
  Post Properties, Inc. REIT                               4,391            156
* Dal-Tile International Inc.                              6,690            156
* Covance, Inc.                                            6,834            155
* Keane, Inc.                                              8,597            155
* Plantronics, Inc.                                        6,040            155
* Payless ShoeSource, Inc.                                 2,756            155
  First American Corp.                                     8,243            154
* 7-Eleven, Inc.                                          13,185            154
  Hawaiian Electric Industries Inc.                        3,832            154
  AK Steel Corp.                                          13,545            154
  Applebee's International, Inc.                           4,494            154
* Incyte Genomics, Inc.                                    7,848            154
* Medarex, Inc.                                            8,545            153
  AGL Resources Inc.                                       6,655            153
  RGS Energy Group Inc.                                    4,074            153
  Worthington Industries, Inc.                            10,784            153
  Hollinger International, Inc.                           13,086            153
  United Bankshares, Inc.                                  5,302            153
* The Neiman Marcus Group, Inc. Class A                    4,924            153
  Graco, Inc.                                              3,916            153
* Education Management Corp.                               4,201            152
  Cousins Properties, Inc. REIT                            6,247            152
* Grant Prideco, Inc.                                     13,232            152
  Global Payments Inc.                                     4,423            152
* Endo Pharmaceuticals Holdings, Inc.                     13,035            152
  Commercial Federal Corp.                                 6,451            152
* The Yankee Candle Company, Inc.                          6,668            151
* Priceline.com Inc.                                      25,742            150
  Great Lakes Chemical Corp.                               6,164            150
* CNET Networks, Inc.                                     16,643            149
* Regeneron Pharmaceuticals, Inc.                          5,281            149
* Insight Communications Co., Inc.                         6,148            149
* Axcelis Technologies, Inc.                              11,474            148
  Whitney Holdings                                         3,372            148

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
  NDCHealth Corp.                                          4,270        $   148
* Select Medical Corp.                                     9,174            148
* Myriad Genetics, Inc.                                    2,800            147
* K-V Pharmaceutical Co. Class A                           4,995            147
* Ascential Software Corp.                                36,376            147
* Liberate Technologies, Inc.                             12,820            147
  Western Resources, Inc.                                  8,546            147
  Interstate Bakeries Corp.                                6,074            147
* ADVO, Inc.                                               3,413            147
  Odyssey Re Holdings Corp.                                8,280            147
  Kennametal, Inc.                                         3,627            146
  Diagnostic Products Corp.                                3,320            146
  Cooper Tire & Rubber Co.                                 9,134            146
  First Industrial Realty Trust REIT                       4,677            145
  Piedmont Natural Gas, Inc.                               4,061            145
  Pennzoil-Quaker State Co.                               10,057            145
* CEC Entertainment Inc.                                   3,344            145
  Thomas & Betts Corp.                                     6,857            145
  Healthcare Realty Trust Inc. REIT                        5,171            145
* Getty Images, Inc.                                       6,294            145
  FactSet Research Systems Inc.                            4,134            144
  Downey Financial Corp.                                   3,501            144
  Media General, Inc. Class A                              2,897            144
* THQ Inc.                                                 2,976            144
  CenterPoint Properties Corp. REIT                        2,884            144
* Numerical Technologies, Inc.                             4,055            143
* Western Digital Corp.                                   22,733            143
  Reckson Associates Realty Corp. REIT                     6,096            142
  TrustCo Bank NY                                         11,322            142
* Electronics for Imaging, Inc.                            6,370            142
* Tularik, Inc.                                            5,903            142
* Mueller Industries Inc.                                  4,252            141
* Flowserve Corp.                                          5,304            141
  Arch Coal, Inc.                                          6,211            141
* Cognex Corp.                                             5,494            141
  Storage USA, Inc. REIT                                   3,327            140
* Varian, Inc.                                             4,311            140
  PNM Resources Inc.                                       4,999            140
* CV Therapeutics, Inc.                                    2,683            140
* NPS Pharmaceuticals Inc.                                 3,641            139
  Monsanto Co.                                             4,114            139
* Spinnaker Exploration Co.                                3,376            139
  Big Lots Inc.                                           13,328            139
* Bio-Rad Laboratories, Inc. Class A                       2,187            138
  Tupperware Corp.                                         7,186            138
* Isis Pharmaceuticals, Inc.                               6,225            138
* Mid Atlantic Medical Services, Inc.                      6,081            138
* Transkaryotic Therapies, Inc.                            3,214            138
* Legato Systems, Inc.                                    10,603            138
* Plexus Corp.                                             5,174            137
  Carlisle Co., Inc.                                       3,716            137
* United Stationers, Inc.                                  4,077            137
* CuraGen Corp.                                            6,129            137
* Agile Software Corp.                                     7,955            137
* Aeroflex, Inc.                                           7,236            137
* Hercules, Inc.                                          13,690            137
  Horace Mann Educators Corp.                              6,445            137
  Werner Enterprises, Inc.                                 5,625            137
* XM Satellite Radio Holdings, Inc.                        7,435            137
  Brady Corp. Class A                                      3,720            136
  Delta & Pine Land Co.                                    6,013            136
  Pittston Brink's Group                                   6,151            136
* Forward Air Corp.                                        3,992            135
* SeaChange International, Inc.                            3,965            135
* Albany Molecular Research, Inc.                          5,106            135
* Corinthian Colleges, Inc.                                3,306            135
* Emmis Communications, Inc.                               5,716            135
  ONEOK, Inc.                                              7,562            135
  Alpharma, Inc. Class A                                   5,099            135
  First Citizens BancShares Class A                        1,378            135
* Scios, Inc.                                              5,655            134
  HRPT Properties Trust REIT                              15,499            134
  Alexander & Baldwin, Inc.                                5,024            134
  DQE Inc.                                                 7,086            134
* Kinder Morgan Management, LLC                            3,539            134
* Jack in the Box Inc.                                     4,870            134
* Global Industries Ltd.                                  15,058            134
* Renaissance Learning, Inc.                               4,386            134
  Ametek Aerospace Products Inc.                           4,179            133
  Nordson Corp.                                            5,045            133
  Albemarle Corp.                                          5,546            133
* Cytec Industries, Inc.                                   4,923            133
  Shurgard Storage Centers, Inc. Class A REIT              4,152            133
* Micromuse Inc.                                           8,847            133
* Teletech Holdings Inc.                                   9,254            133
* Tom Brown, Inc.                                          4,909            133
  Lincoln Electric Holdings                                5,422            133
  Dreyer's Grand Ice Cream, Inc.                           3,440            132
  Southwest Gas Corp.                                      5,916            132
* Powerwave Technologies, Inc.                             7,639            132
* Red Hat, Inc.                                           18,570            132
* Varian Semiconductor Equipment Associates, Inc.          3,804            132
  Invacare Corp.                                           3,890            131
* Direct Focus, Inc.                                       4,200            131
  Regis Corp.                                              5,075            131
* webMethods, Inc.                                         7,797            131
* Speedway Motorsports, Inc.                               5,168            131
* Sonic Corp.                                              3,625            131
* Credence Systems Corp.                                   7,027            130
  Federal Signal Corp.                                     5,858            130
  Cambrex Corp.                                            2,989            130
  Prentiss Properties Trust REIT                           4,747            130
* Tekelec                                                  7,180            130

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Alamosa Holdings, Inc.                                  10,893        $   130
  Blyth, Inc.                                              5,583            130
* Chico's FAS, Inc.                                        3,269            130
* Cox Radio, Inc.                                          5,072            129
* Philadelphia Consolidated Holding Corp.                  3,413            129
* Kansas City Southern Industries, Inc.                    9,107            129
  Vector Group Ltd.                                        3,913            129
* FileNET Corp.                                            6,330            128
* Tetra Tech, Inc.                                         6,450            128
* Chesapeake Energy Corp.                                 19,405            128
* Avocent Corp.                                            5,284            128
* Stone Energy Corp.                                       3,241            128
* CommScope, Inc.                                          6,012            128
  Weis Markets, Inc.                                       4,572            128
  Universal Corp.                                          3,501            127
* Leap Wireless International, Inc.                        6,077            127
  Republic Bancorp, Inc.                                   9,200            127
* Anixter International Inc.                               4,386            127
  Sensient Technologies Corp.                              6,112            127
* Southern Union Co.                                       6,735            127
* Houston Exploration Co.                                  3,782            127
* Hain Celestial Group, Inc.                               4,624            127
  Jefferies Group, Inc.                                    2,998            127
  Cleco Corp.                                              5,764            127
* Key Energy Services, Inc.                               13,756            127
* Meridian Gold Co.                                       12,232            126
  CH Energy Group, Inc.                                    2,906            126
* Price Communications Corp.                               6,617            126
* Ralcorp Holdings, Inc.                                   5,562            126
  Nationwide Financial Services, Inc.                      3,044            126
* Inrange Technologies Corp.                              10,218            126
* Oakley, Inc.                                             7,757            126
  Providian Financial Corp.                               35,509            126
* Stericycle, Inc.                                         2,064            126
  Developers Diversified Realty Corp. REIT                 6,566            125
* Macromedia, Inc.                                         7,037            125
  Mills Corp. REIT                                         4,721            125
  Western Gas Resources, Inc.                              3,857            125
* Dycom Industries, Inc.                                   7,456            125
  IDEX Corp.                                               3,610            125
* ADTRAN Inc.                                              4,875            124
* J.B. Hunt Transport Services, Inc.                       5,356            124
* Southwest Bancorporation of Texas, Inc.                  4,101            124
* Respironics, Inc.                                        3,581            124
  Community First Bankshares, Inc.                         4,821            124
* SanDisk Corp.                                            8,598            124
* Barra, Inc.                                              2,629            124
  Brandywine Realty Trust REIT                             5,874            124
* First Horizon Pharmaceutical Corp.                       4,207            124
  Hilb, Rogal and Hamilton Co.                             2,204            124
  Ventas, Inc. REIT                                       10,737            123
* The InterCept Group, Inc.                                3,018            123
  Susquehanna Bancshares, Inc.                             5,918            123
  MDC Holdings, Inc.                                       3,256            123
* Inhale Therapeutic Systems                               6,624            123
* Airgas, Inc.                                             8,124            123
* Insight Enterprises, Inc.                                4,991            123
  Church & Dwight, Inc.                                    4,609            123
* Accredo Health, Inc.                                     3,089            123
* Borland Software Corp.                                   7,821            122
  Superior Industries International, Inc.                  3,037            122
* Commerce One, Inc.                                      34,233            122
  Tecumseh Products Co. Class A                            2,412            122
* Journal Register Co.                                     5,804            122
* Informatica Corp.                                        8,408            122
* Sotheby's Holdings Class A                               7,337            122
* RealNetworks, Inc.                                      20,516            122
* AmeriTrade Holding Corp.                                20,585            122
* FEI Co.                                                  3,865            122
  Florida Rock Industries, Inc.                            3,328            122
* Imation Corp.                                            5,633            122
  Santander BanCorp                                        6,259            121
* Pediatrix Medical Group, Inc.                            3,580            121
* Pixelworks, Inc.                                         7,556            121
* RSA Security Inc.                                        6,950            121
* Shaw Group, Inc.                                         5,162            121
  Taubman Co. REIT                                         8,166            121
  Carbo Ceramics Inc.                                      3,090            121
* Documentum, Inc.                                         5,571            121
* Linens 'n Things, Inc.                                   4,744            121
* AnnTaylor Stores Corp.                                   3,455            121
* IGEN International, Inc.                                 3,014            121
  Crompton Corp.                                          13,425            121
* Harmonic, Inc.                                          10,033            121
  Bandag, Inc.                                             3,469            121
* Atlantic Coast Airlines Holdings Inc.                    5,172            120
* Hollywood Entertainment Corp.                            8,424            120
* LTX Corp.                                                5,744            120
* Evergreen Resources, Inc.                                3,113            120
* Symyx Technologies                                       5,656            120
* Interwoven, Inc.                                        12,330            120
  Standard Pacific Corp.                                   4,938            120
* Cubist Pharmaceuticals, Inc.                             3,337            120
* American Axle & Manufacturing Holdings, Inc.             5,606            120
* American Italian Pasta Co.                               2,851            120
* Electronics Boutique Holdings Corp.                      3,000            120
  American Capital Strategies, Ltd.                        4,222            120

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
  Florida East Coast Industries, Inc. Class A              5,168        $   120
  WPS Resources Corp.                                      3,272            120
* Immunomedics Inc.                                        5,902            120
* US Oncology, Inc.                                       15,855            120
  Cooper Cos., Inc.                                        2,391            120
* Eclipsys Corp.                                           7,131            119
  Greif Brothers Corp. Class A                             3,619            119
* Advanced Digital Information Corp.                       7,431            119
* MRO Software Inc.                                        5,096            119
* Black Box Corp.                                          2,253            119
* Foundry Networks, Inc.                                  14,601            119
* Province Healthcare Co.                                  3,850            119
  Washington REIT                                          4,770            119
* Champion Enterprises, Inc.                               9,638            119
* Allegiance Telecom, Inc.                                14,304            119
* Too Inc.                                                 4,306            118
* Rent-A-Center, Inc.                                      3,524            118
  Federal Realty Investment Trust REIT                     5,120            118
* Cirrus Logic                                             8,905            118
  SL Green Realty Corp. REIT                               3,833            118
* Alaska Air Group, Inc.                                   4,045            118
* Sybron Dental Specialties, Inc.                          5,449            118
  Trinity Industries, Inc.                                 4,327            118
* Centennial Communications Corp. Class A                 11,480            118
* WebEx Communications, Inc.                               4,729            118
* Sonic Automotive, Inc.                                   5,013            118
* Station Casinos, Inc.                                   10,495            117
* S1 Corp.                                                 7,255            117
  Technitrol, Inc.                                         4,243            117
* Quanta Services, Inc.                                    7,579            117
* AmeriPath, Inc.                                          3,645            117
  Gables Residential Trust REIT                            3,941            117
* FreeMarkets, Inc.                                        4,866            117
  UGI Corp. Holding Co.                                    3,859            117
  Granite Construction Co.                                 4,833            116
* Ohio Casualty Corp.                                      7,244            116
* GlobespanVirata, Inc.                                    8,963            116
  Pacific Capital Bancorp                                  4,170            116
  Pan Pacific Retail Properties, Inc. REIT                 4,029            116
* MSC Industrial Direct Co., Inc. Class A                  5,843            115
  Hughes Supply, Inc.                                      3,735            115
* Gartner, Inc. Class B                                   10,279            115
* Pathmark Stores, Inc.                                    4,660            115
* Kulicke & Soffa Industries, Inc.                         6,695            115
  Vintage Petroleum, Inc.                                  7,931            115
* Stillwater Mining Co.                                    6,179            114
* Thoratec Corp.                                           6,717            114
* Sapient Corp.                                           14,787            114
* Sonus Networks, Inc.                                    24,708            114
  Longs Drug Stores, Inc.                                  4,882            114
  MeriStar Hospitality Corp. REIT                          8,029            114
* Choice Hotel International, Inc.                         5,144            114
* Insituform Technologies Inc. Class A                     4,450            114
* IDEXX Laboratories Corp.                                 3,992            114
  CNA Surety Corp.                                         7,342            114
  Westcorp, Inc.                                           6,088            114
* Aztar Corp.                                              6,211            114
* Sunrise Assisted Living, Inc.                            3,900            114
* Microtune, Inc.                                          4,832            113
* Westport Resources Corp.                                 6,524            113
* Vicor Corp.                                              6,986            113
* Maxygen Inc.                                             6,441            113
* Argosy Gaming Co.                                        3,479            113
* Bally Total Fitness Holding Corp.                        5,238            113
* Haemonetics Corp.                                        3,328            113
* Cell Genesys, Inc.                                       4,848            113
* AMN Healthcare Services, Inc.                            4,100            112
* Landstar System, Inc.                                    1,551            112
  MAF Bancorp, Inc.                                        3,808            112
* Alpha Industries, Inc.                                   5,150            112
* Ryan's Family Steak Houses, Inc.                         5,175            112
* Bruker Daltonics, Inc.                                   6,844            112
* VISX Inc.                                                8,445            112
  UniSource Energy Corp.                                   6,150            112
* Tuesday Morning Corp.                                    6,180            112
* Photronics Labs Inc.                                     3,560            112
  Briggs & Stratton Corp.                                  2,608            111
* Perrigo Co.                                              9,381            111
  Arrow International, Inc.                                2,771            111
* Kronos, Inc.                                             2,285            111
* Knight Transportation, Inc.                              5,880            110
  The Pep Boys (Manny, Moe & Jack)                         6,434            110
* WFS Financial, Inc.                                      4,595            110
* PRIMEDIA Inc.                                           25,361            110
  Nationwide Health Properties, Inc. REIT                  5,902            110
* Manhattan Associates, Inc.                               3,784            110
  Owens & Minor, Inc. Holding Co.                          5,961            110
  Essex Property Trust, Inc. REIT                          2,231            110
  Matthews International Corp.                             4,482            110
* Group 1 Automotive, Inc.                                 3,862            110
* MedQuist, Inc.                                           3,764            110
  Delphi Financial Group, Inc.                             3,304            110
* ESS Technology, Inc.                                     5,175            110
  S & T Bancorp, Inc.                                      4,528            110
* Stewart Enterprises, Inc. Class A                       18,341            110
* SurModics, Inc.                                          3,011            110
* Hot Topic, Inc.                                          3,496            110
* Polo Ralph Lauren Corp.                                  4,098            110

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Potlatch Corp.                                           3,737        $   110
  Realty Income Corp. REIT                                 3,726            110
* ONI Sytems Corp.                                        17,447            109
  Roadway Corp.                                            2,978            109
* MAXIMUS, Inc.                                            2,598            109
* Concurrent Computer Corp.                                7,354            109
* Reliant Resources, Inc.                                  6,609            109
* Power Integrations, Inc.                                 4,775            109
  Minerals Technologies, Inc.                              2,337            109
  Manufactured Home Communities, Inc. REIT                 3,487            109
  AGCO Corp.                                               6,895            109
* Beverly Enterprises, Inc.                               12,647            109
* Playtex Products, Inc.                                  11,135            109
  GenCorp, Inc.                                            7,689            108
* Commonwealth Telephone Enterprises, Inc.                 2,384            108
* Corvis Corp.                                            33,565            108
* AirGate PCS, Inc.                                        2,380            108
* PETsMART, Inc.                                          11,015            108
  State Auto Financial Corp.                               6,671            108
  Mentor Corp.                                             3,790            108
* Pharmaceutical Resources, Inc.                           3,200            108
* Rayovac Corp.                                            6,138            108
  Northwest Natural Gas Co.                                4,233            108
* R.H. Donnelley Corp.                                     3,714            108
  Interpool, Inc.                                          5,596            108
* The Topps Co., Inc.                                      8,856            108
  Wausau-Mosinee Paper Corp.                               8,886            108
  Atmos Energy Corp.                                       5,054            107
* Interneuron Pharmaceutical, Inc.                         9,669            107
* ATMI, Inc.                                               4,493            107
  FelCor Lodging Trust, Inc. REIT                          6,408            107
* Yellow Corp.                                             4,266            107
* The Children's Place Retail Stores, Inc.                 3,943            107
* Progress Software Corp.                                  6,191            107
* Men's Wearhouse, Inc.                                    5,179            107
  Louisiana-Pacific Corp.                                 12,654            107
  Chittenden Corp.                                         3,865            107
* ITT Educational Services, Inc.                           2,893            107
  Chelsea Property Group REIT                              2,167            106
* Steel Dynamics, Inc.                                     9,155            106
  Rollins, Inc.                                            5,312            106
  RPC Inc.                                                 5,991            106
  Chateau Communities, Inc. REIT                           3,536            106
* SERENA Software, Inc.                                    4,863            106
  Farmer Brothers, Inc.                                      398            105
  American Greetings Corp. Class A                         7,653            105
* PSS World Medical, Inc.                                 12,907            105
* UICI                                                     7,789            105
* Flowers Foods, Inc.                                      2,634            105
  Kelly Services, Inc. Class A                             4,803            105
  Presidential Life Corp.                                  5,111            105
* Sylvan Learning Systems, Inc.                            4,755            105
  J. M. Smucker Co.                                        2,966            105
  Annaly Mortgage Management Inc. REIT                     6,545            105
* Financial Federal Corp.                                  3,343            104
* Footstar Inc.                                            3,337            104
  Belden, Inc.                                             4,433            104
  Fremont General Corp.                                   13,349            104
* Time Warner Telecom Inc.                                 5,901            104
* Newpark Resources, Inc.                                 13,183            104
  USFreightways Corp.                                      3,316            104
* Williams Communications Group, Inc.                     44,259            104
* E.Piphany Inc.                                          11,936            104
* Microsemi Corp.                                          3,500            104
  Waypoint Financial Corp.                                 6,889            104
* Coherent, Inc.                                           3,357            104
  Crawford & Co. Class B                                   8,825            103
* Value Vision International, Inc. Class A                 5,277            103
* Intergraph Corp.                                         7,507            103
  The Timken Co.                                           6,372            103
  Northwest Bancorp, Inc.                                  9,008            103
* Great Atlantic & Pacific Tea Co., Inc.                   4,333            103
* Gene Logic Inc.                                          5,467            103
* Therasense, Inc.                                         4,150            103
* Embarcadero Technologies, Inc.                           4,248            103
* Waste Connections, Inc.                                  3,316            103
* Montana Power Co.                                       17,857            103
* Echelon Corp.                                            7,249            103
* Hutchinson Technology, Inc.                              4,416            103
* Hovnanian Enterprises Class A                            4,816            102
  Carpenter Technology Corp.                               3,840            102
* Universal Compression Holdings, Inc.                     3,462            102
  Staten Island Bancorp, Inc.                              6,244            102
  Churchill Downs, Inc.                                    2,751            102
  C & D Technology Inc.                                    4,449            102
* ImmunoGen, Inc.                                          6,130            102
* DMC Stratex Networks, Inc.                              13,062            102
* Inktomi Corp.                                           15,098            101
  Movado Group, Inc.                                       5,262            101
* Unilab Corp.                                             4,013            101
  Plains All American Pipeline, L.P.                       3,875            101
  New Jersey Resources Corp.                               2,149            101
* UbiquiTel Inc.                                          13,458            100
* Edison Schools Inc.                                      5,089            100
* Magma Design Automation, Inc.                            3,300            100
  Reliance Steel & Aluminum Co.                            3,800            100
* Cell Therapeutics, Inc.                                  4,130            100
* Power-One, Inc.                                          9,565            100

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* ARAMARK Corp.                                            3,700        $   100
* Jones Lang Lasalle Inc.                                  5,508             99
  Energen Corp.                                            4,032             99
  Ruddick Corp.                                            6,215             99
* Palm Harbor Homes, Inc.                                  4,145             99
* Littelfuse, Inc.                                         3,782             99
  H.B. Fuller Co.                                          3,446             99
* Rambus Inc.                                             12,394             99
  The Toro Co.                                             2,197             99
* Alliance Imaging, Inc.                                   8,100             99
  Liberty Corp.                                            2,401             99
* Cymer, Inc.                                              3,694             99
  Black Hills Corp.                                        2,912             99
* Vitria Technology, Inc.                                 15,415             99
  USEC Inc.                                               13,755             98
  Fleming Cos., Inc.                                       5,322             98
* Crestline Capital Corp.                                  3,168             98
  Thornburg Mortgage, Inc.                                 4,972             98
* IHOP Corp.                                               3,341             98
* Ocwen Financial Corp.                                   11,537             98
* Electro Scientific Industries, Inc.                      3,259             98
* Interdigital Communications Corp.                       10,082             98
* Triad Guaranty, Inc.                                     2,694             98
* Verity, Inc.                                             4,818             98
  F.N.B. Corp.                                             3,702             98
* NBTY, Inc.                                               8,336             98
* SBA Communications Corp.                                 7,477             97
  Sterling Bancshares, Inc.                                7,766             97
  The Trust Co. of New Jersey                              3,857             97
* Specialty Laboratories, Inc.                             3,533             97
* FLIR Systems, Inc.                                       2,560             97
  W.P. Carey & Co. LLC                                     4,175             97
* CompuCredit Corp.                                        8,232             97
* ProQuest Co.                                             2,851             97
* Adolor Corp.                                             5,384             97
  Thor Industries, Inc.                                    2,606             97
* Dionex Corp.                                             3,772             96
* ChipPAC, Inc.                                           12,968             96
  Hancock Holding Co.                                      2,228             96
* Sola International Inc.                                  4,942             96
* NRG Energy, Inc.                                         6,185             96
  Tredegar Corp.                                           5,044             96
* Teledyne Technologies, Inc.                              5,882             96
* The TriZetto Group, Inc.                                 7,292             96
* Genta Inc.                                               6,719             96
  Kimball International, Inc. Class B                      6,291             95
* MICROS Systems, Inc.                                     3,794             95
  Zenith National Insurance Corp.                          3,401             95
  Libbey, Inc.                                             2,904             95
* Mercury Computer Systems, Inc.                           2,421             95
  Spiegel, Inc. Class A                                   20,795             95
  The Standard Register Co.                                5,100             95
  Value Line, Inc.                                         1,947             94
  Stewart & Stevenson Services, Inc.                       5,013             94
* Digene Corp.                                             3,194             94
* Terex Corp.                                              5,370             94
  Wabtec Corp.                                             7,654             94
* 1-800-FLOWERS.COM, Inc.                                  6,032             94
* F.Y.I. Inc.                                              2,805             94
* Dendrite International, Inc.                             6,681             94
* SafeNet, Inc.                                            4,946             94
* EMCORE Corp.                                             6,964             94
* Asyst Technologies, Inc.                                 7,338             94
* Avant! Corp.                                             4,567             94
  Russell Corp.                                            6,232             94
* DuPont Photomasks, Inc.                                  2,152             94
  St. Mary Land & Exploration Co.                          4,410             93
  Massbank Corp.                                           2,609             93
* Luminex Corp.                                            5,504             93
* CUNO Inc.                                                3,060             93
* Tellium, Inc.                                           14,971             93
* CKE Restaurants Inc.                                    10,289             93
  The South Financial Group, Inc.                          5,245             93
* Handspring, Inc.                                        13,807             93
  Cubic Corp.                                              1,808             93
  PolyOne Corp.                                            9,471             93
* Quiksilver, Inc.                                         5,395             93
  Pulitzer, Inc.                                           1,816             93
* TBC Corp.                                                6,911             93
* Kindred Healthcare, Inc.                                 1,779             93
* Alliance Gaming Corp.                                    3,144             92
* Joy Global Inc.                                          5,500             92
  Amcore Financial                                         4,134             92
  LandAmerica Financial Group, Inc.                        3,216             92
* Travelocity.com Inc.                                     3,204             92
* The Dress Barn, Inc.                                     3,677             92
* InFocus Corp.                                            4,171             92
  UAL Corp.                                                6,796             92
* American Management Systems, Inc.                        5,073             92
* Entrust, Inc.                                            8,998             92
* NetRatings, Inc.                                         5,843             92
  G & K Services, Inc.                                     2,833             92
* MKS Instruments, Inc.                                    3,383             91
* Secure Computing Corp.                                   4,440             91
* McDermott International, Inc.                            7,435             91
* Silgan Holdings, Inc.                                    3,486             91
  Boston Private Financial Holdings, Inc.                  4,131             91
  Dover Downs Entertainment, Inc.                          5,954             91
* Syncor International Corp.                               3,169             91
* Metro One Telecommunications, Inc.                       3,000             91
* Alexion Pharmaceuticals, Inc.                            3,712             91
* Oak Technology, Inc.                                     6,593             91

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Glenborough Realty Trust, Inc. REIT                      4,672        $    91
  Inter-Tel, Inc.                                          4,714             91
  Madison Gas & Electric Co.                               3,421             90
  Cabot Oil & Gas Corp. Class A                            3,762             90
  McGrath Rent Corp.                                       2,408             90
  Arch Chemicals, Inc.                                     3,888             90
  Burlington Coat Factory Warehouse Corp.                  5,363             90
* bebe stores, Inc.                                        4,828             90
  The Macerich Co. REIT                                    3,386             90
* Lone Star Technologies, Inc.                             5,116             90
* Pure Resources, Inc.                                     4,478             90
  Regal-Beloit Corp.                                       4,127             90
* Vail Resorts Inc.                                        5,072             90
* Triarc Cos., Inc. Class A                                3,694             90
* Durect Corp.                                             7,725             90
* ANADIGICS, Inc.                                          5,856             89
* Arbitron Inc.                                            2,615             89
* Conmed Corp.                                             4,472             89
  Walter Industries, Inc.                                  7,891             89
* Global Sports, Inc.                                      4,467             89
  Watts Industries Class A                                 5,938             89
* Action Performance Cos., Inc.                            2,909             89
  Bob Evans Farms, Inc.                                    3,617             89
* Swift Energy Co.                                         4,391             89
  Airborne, Inc.                                           5,978             89
* Ixia                                                     6,893             89
* NYFIX, Inc.                                              4,410             88
* Kenneth Cole Productions, Inc.                           4,972             88
* URS Corp.                                                3,209             88
  LNR Property Corp.                                       2,818             88
* RailAmerica, Inc.                                        6,070             88
* Advanced Energy Industries, Inc.                         3,287             88
* First Federal Financial Corp.                            3,415             88
  Millennium Chemicals, Inc.                               6,940             87
* HNC Software, Inc.                                       4,233             87
  Koger Equity, Inc. REIT                                  5,321             87
* InterVoice-Brite, Inc.                                   6,769             87
* C-COR Electronics, Inc.                                  5,945             87
  PS Business Parks, Inc. REIT                             2,749             87
* Mykrolis Corp.                                           5,400             86
* NCO Group, Inc.                                          3,770             86
  Claire's Stores, Inc.                                    5,717             86
* SEACOR SMIT Inc.                                         1,859             86
* Remec, Inc.                                              8,630             86
  World Fuel Services Corp.                                4,711             86
  CTS Corp.                                                5,421             86
* Pegasus Communications Corp. Class A                     8,276             86
  Frontier Oil Corp.                                       5,176             86
  Watsco, Inc.                                             6,053             86
* Checkpoint Systems, Inc.                                 6,410             86
* Aspen Technologies, Inc.                                 5,111             86
  Vital Signs, Inc.                                        2,457             86
* Tractor Supply Co.                                       2,516             86
* Cumulus Media Inc.                                       5,299             86
  Argonaut Group, Inc.                                     4,377             86
* Virage Logic Corp.                                       4,453             86
  First Charter Corp.                                      4,803             86
* Playboy Enterprises, Inc. Class B                        5,063             86
  MacDermid, Inc.                                          5,044             85
  Bowne & Co., Inc.                                        6,662             85
* United Surgical Partners International, Inc.             4,025             85
* IDX Systems Corp.                                        6,543             85
* Administaff, Inc.                                        3,104             85
* Digital Insight Corp.                                    3,801             85
* Duane Reade Inc.                                         2,800             85
* Capstone Turbine Corp.                                  15,614             84
* Key Production Company, Inc.                             4,967             84
* SeeBeyond Technology Corp.                               8,703             84
* Gaylord Entertainment Co. Class A                        3,431             84
  International Bancshares Corp.                           2,000             84
* Impath, Inc.                                             1,890             84
* Buckeye Technology, Inc.                                 7,299             84
* Prime Hospitality Corp.                                  7,594             84
  Elcor Corp.                                              3,010             84
  Glimcher Realty Trust REIT                               4,438             84
* Anaren Microwave, Inc.                                   4,821             84
* Schuler Homes Inc. Class A                               4,203             83
* Pegasus Solutions Inc.                                   5,864             83
  Chesapeake Corp. of Virginia                             2,987             83
* Spanish Broadcasting System, Inc.                        8,399             83
  EDO Corp.                                                3,140             83
* Genencor International Inc.                              5,197             83
* Sinclair Broadcast Group, Inc.                           8,767             83
* Exar Corp.                                               3,977             83
* Brooks Automation, Inc.                                  2,038             83
* Digital River, Inc.                                      5,204             83
* Florida Banks, Inc.                                     13,565             83
* WMS Industries, Inc.                                     4,133             83
* Collins & Aikman Corp.                                  10,721             83
  UCBH Holdings, Inc.                                      2,900             82
  Pioneer Standard Electronics Inc.                        6,491             82
* Integrated Silicon Solution, Inc.                        6,733             82
  First Financial Bancorp                                  4,667             82
  Chemical Financial Corp.                                 2,730             82
* The Wet Seal, Inc. Class A                               3,496             82
* ProBusiness Services, Inc.                               4,377             82
* PC Connection, Inc.                                      5,548             82
* Clark/Bardes Inc.                                        3,260             82
  Harleysville National Corp.                              3,492             82
* HotJobs.com Ltd.                                         7,907             82
--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* Atwood Oceanics, Inc.                                    2,354        $    82
* Exelixis, Inc.                                           4,933             82
  Woodward Governor Co.                                    1,400             82
* Arris Group Inc.                                         8,355             82
* Fossil, Inc.                                             3,883             82
* Mastec Inc.                                             11,711             81
* Emisphere Technologies, Inc.                             2,550             81
* DDi Corp.                                                8,262             81
* Standard Microsystem                                     5,226             81
* Entravision Communications Corp.                         6,783             81
* The Gymboree Corp.                                       6,792             81
  NACCO Industries, Inc. Class A                           1,424             81
  Nash-Finch Co.                                           2,599             81
* Radiant Systems, Inc.                                    7,007             81
* Noven Pharmaceuticals, Inc.                              4,523             80
* Ocular Sciences, Inc.                                    3,443             80
* Handleman Co.                                            5,392             80
* Pacific Sunwear of California                            3,921             80
  JDN Realty Corp. REIT                                    6,490             80
* Plug Power, Inc.                                         9,142             80
  R.L.I. Corp.                                             1,772             80
* Therma-Wave Inc.                                         5,343             80
* Kopin Corp.                                              5,694             80
  K-Swiss, Inc.                                            2,395             80
  Corus Bankshares Inc.                                    1,749             79
  Riggs National Corp.                                     5,678             79
* Bright Horizons Family Solutions, Inc.                   2,833             79
* F5 Networks, Inc.                                        3,678             79
* SuperGen, Inc.                                           5,528             79
* Helen of Troy Corp.                                      6,372             79
  FBL Financial Group, Inc. Class A                        4,727             79
  CBL & Associates Properties, Inc. REIT                   2,503             79
* Witness Systems, Inc.                                    5,906             79
* Neurogen Corp.                                           4,487             78
* Stoneridge, Inc.                                         8,618             78
* First Republic Bank                                      3,241             78
  Central Parking Corp.                                    3,984             78
* Stellent Inc.                                            2,647             78
* Photon Dynamics, Inc.                                    1,713             78
  General Cable Corp.                                      5,952             78
* Nortek, Inc.                                             2,794             78
* Cyberonics, Inc.                                         2,938             78
* Hyperion Solutions Corp.                                 3,923             78
* NeoPharm, Inc.                                           3,108             78
  UMB Financial Corp.                                      1,946             78
* Per-Se Technologies, Inc.                                7,225             78
* eFunds Corp.                                             5,642             78
* J. Jill Group, Inc.                                      3,599             77
* Netegrity, Inc.                                          3,997             77
* Heartland Express, Inc.                                  2,786             77
* ArthroCare Corp.                                         4,313             77
* Offshore Logistics, Inc.                                 4,348             77
* Credit Acceptance Corp.                                  8,666             77
  Advanced Marketing Services                              4,222             77
* Corrections Corp. of America                             4,150             77
  Franklin Electric, Inc.                                    939             77
  Kramont Realty Trust REIT                                5,272             77
* AFC Enterprises, Inc.                                    2,711             77
  Provident Bankshares Corp.                               3,164             77
* Cross Country, Inc.                                      2,900             77
* Ultratech Stepper, Inc.                                  4,648             77
  Milacron Inc.                                            4,855             77
* Aether Systems, Inc.                                     8,337             77
* Intermagnetics General Corp.                             2,960             77
* Silicon Storage Technology, Inc.                         7,950             77
* TETRA Technologies, Inc.                                 3,657             77
* PAREXEL International Corp.                              5,338             77
  Coca-Cola Bottling Co.                                   2,022             77
  Cathay Bancorp, Inc.                                     1,191             76
* Intuitive Surgical, Inc.                                 7,588             76
  NUI Corp.                                                3,211             76
* School Specialty, Inc.                                   3,322             76
* Enzo Biochem, Inc.                                       3,232             76
* RadiSys Corp.                                            3,856             76
  Sovran Self Storage, Inc. REIT                           2,430             76
  Innkeepers USA Trust REIT                                7,721             76
* DSP Group Inc.                                           3,253             76
  Casey's General Stores                                   5,078             76
  Longview Fibre Co.                                       6,400             76
  Dime Community Bancshares                                2,687             75
* Sykes Enterprises, Inc.                                  8,071             75
* Sirius Satellite Radio, Inc.                             6,479             75
* Mobile Mini, Inc.                                        1,923             75
  Olin Corp.                                               4,651             75
* Net.B@nk, Inc.                                           7,155             75
* Atrix Laboratories, Inc.                                 3,628             75
* Ventana Medical Systems, Inc.                            3,304             75
* Elantec Semiconductor, Inc.                              1,944             75
* Avid Technology, Inc.                                    6,109             74
* Three-Five Systems, Inc.                                 4,665             74
* Papa John's International, Inc.                          2,697             74
* Amylin Pharmaceuticals, Inc.                             8,103             74
* Unifi, Inc.                                             10,214             74
* Veeco Instruments, Inc.                                  2,054             74
* California Amplifier, Inc.                              12,000             74
  Hudson River Bancorp. Inc.                               3,380             74
* CDI Corp.                                                3,894             74
* A.C. Moore Arts & Crafts, Inc.                           2,507             74
  Kilroy Realty Corp. REIT                                 2,814             74
* Information Resources, Inc.                              8,904             74
  American States Water Co.                                2,114             74
* BroadVision, Inc.                                       26,943             74
  Strayer Education, Inc.                                  1,515             74
* EGL, Inc.                                                5,290             74

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* DIANON Systems, Inc.                                     1,213        $    74
* CorVel Corp.                                             2,252             74
* Electroglas, Inc.                                        4,984             74
* CSK Auto Corp.                                           7,389             74
  Holly Corp.                                              3,818             73
  Flushing Financial Corp.                                 4,128             73
* eResearch Technology, Inc.                               6,267             73
* Shuffle Master, Inc.                                     4,684             73
* General Binding Corp.                                    5,685             73
* Siliconix, Inc.                                          2,676             73
  Schweitzer-Mauduit International, Inc.                   3,085             73
  Independent Bank Corp. (MA)                              3,409             73
  EastGroup Properties, Inc. REIT                          3,175             73
* Esterline Technologies Corp.                             4,574             73
* Syntel, Inc.                                             5,663             73
  Lone Star Steakhouse & Saloon, Inc.                      4,937             73
  Fleetwood Enterprises, Inc.                              6,442             73
  Texas Regional Bancshares, Inc.                          1,928             73
* SPS Technologies, Inc.                                   2,089             73
  Phillips-Van Heusen Corp.                                6,675             73
  First Commonwealth Financial Corp.                       6,315             73
  Dimon Inc.                                              10,058             72
  Newport Corp.                                            3,756             72
* National Western Life Insurance Co. Class A                651             72
  JLG Industries, Inc.                                     6,796             72
  National Health Investors REIT                           4,890             72
* Quicksilver Resources, Inc.                              3,794             72
* Presstek, Inc                                            7,873             72
* Zygo Corp.                                               4,531             72
* Cal Dive International, Inc.                             2,918             72
* La Jolla Pharmaceutical Co.                              8,048             72
* Kroll Inc.                                               4,760             72
  First Financial Corp.-Indiana                            1,638             72
* Input/Output, Inc.                                       8,742             72
* BioMarin Pharmaceutical Inc.                             5,335             72
* MatrixOne, Inc.                                          5,518             72
  Otter Tail Corp.                                         2,458             72
* Loral Space & Communications                            23,925             72
  Sauer-Danfoss, Inc.                                      8,938             72
  Empire District Electric Co.                             3,404             71
* Caminus Corp.                                            3,108             71
  IRT Property Co. REIT                                    6,742             71
* Penwest Pharmaceuticals Co.                              3,563             71
  Senior Housing Properties Trust REIT                     5,134             71
* McAfee.com Corp.                                         2,105             71
  Hancock Fabrics, Inc.                                    5,423             71
* Shoe Carnival, Inc.                                      5,140             71
* Tejon Ranch Co.                                          2,977             71
* Startek, Inc.                                            3,746             71
* Casella Waste Systems, Inc.                              4,792             71
  CIRCOR International, Inc.                               3,846             71
* Hotel Reservations Network, Inc.                         1,542             71
* Atlas Air Worldwide Holdings, Inc.                       4,839             71
* ABIOMED, Inc.                                            4,475             71
* Nuance Communications Inc.                               7,779             71
  Penford Corp.                                            5,685             71
  UIL Holdings Corp.                                       1,379             71
* NaPro BioTherapeutics, Inc.                              6,204             71
  Glatfelter                                               4,539             71
  John H. Harland Co.                                      3,196             71
* Ionics, Inc.                                             2,350             71
  UniFirst Corp.                                           3,126             70
* Factory 2-U Stores Inc.                                  3,516             70
* Spectrasite Holdings, Inc.                              19,604             70
* XOMA Ltd.                                                7,138             70
  Landauer, Inc.                                           2,075             70
* On Assignment, Inc.                                      3,055             70
  Capstead Mortgage Corp.                                  2,986             70
* Artisan Components, Inc.                                 4,436             70
* Boston Beer Co., Inc. Class A                            4,086             70
* IKOS Systems, Inc.                                       5,911             70
* Monolithic System Technology, Inc.                       3,400             70
  Seacoast Banking Corp. of Florida Class A                1,509             70
* Fresh Del Monte Produce Inc.                             4,643             70
  Overseas Shipholding Group Inc.                          3,104             70
* OTG Software, Inc.                                       6,970             70
* Artesyn Technologies, Inc.                               7,485             70
  Health Care REIT, Inc.                                   2,858             70
  Omnova Solutions Inc.                                   10,233             70
  United Fire & Casualty Co.                               2,430             70
  Blockbuster Inc. Class A                                 2,757             69
* RMH Teleservices, Inc.                                   3,633             69
  Wallace Computer Services, Inc.                          3,652             69
* Veritas DGC Inc.                                         3,745             69
* Aquila, Inc.                                             4,051             69
* Closure Medical Corp.                                    2,964             69
* Telular Corp.                                            7,539             69
* Boca Resorts, Inc. Class A                               5,283             69
* Universal Display Corp.                                  7,600             69
* Gentiva Health Services, Inc.                            3,150             69
  Alfa Corp.                                               3,077             69
* Volt Information Sciences Inc.                           4,036             69
* Guess ?, Inc.                                            9,199             69
* Terayon Communications Systems, Inc.                     8,314             69
* Molecular Devices Corp.                                  3,294             69
* Read Rite Corp.                                         10,397             69
* Trimeris, Inc.                                           1,526             69
* Infonet Services Corp.                                  27,986             69

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* The Ackerley Group, Inc.                                 3,917        $    69
* Magnum Hunter Resources Inc.                             8,258             69
* The Boyds Collection, Ltd.                              10,116             68
  Summit Properties, Inc. REIT                             2,736             68
* Orasure Technologies, Inc.                               5,632             68
* Texas Biotechnology Corp.                               10,523             68
* Tanox, Inc.                                              3,694             68
* Advanced Tissue Sciences Inc.                           15,673             68
* Itron, Inc.                                              2,253             68
* Heidrick & Struggles International, Inc.                 3,754             68
  First Federal Capital Corp.                              4,327             68
  Texas Industries, Inc.                                   1,841             68
  PFF Bancorp, Inc.                                        2,460             68
* Wackenhut Corrections Corp.                              4,877             68
  Alico, Inc.                                              2,154             68
  ABM Industries                                           2,153             67
* Zomax Inc.                                               8,437             67
* Hycor Biomedical Inc.                                   11,163             67
* Southwestern Energy Co.                                  6,472             67
  Sun Communities, Inc. REIT                               1,806             67
* MIPS Technologies, Inc.                                  7,783             67
* Viasys Healthcare Inc.                                   3,325             67
  Brown Shoe Company, Inc.                                 4,129             67
  Manitowac Co., Inc.                                      2,155             67
* Trimble Navigation Ltd.                                  4,131             67
* JDA Software Group, Inc.                                 2,988             67
* CryoLife Inc.                                            2,226             67
  Flagstar Bancorp, Inc.                                   3,313             67
* Inet Technologies, Inc.                                  6,302             67
* La Quinta Properties, Inc.                              11,601             67
  Hooper Holmes, Inc.                                      7,439             67
* NCI Building Systems, Inc.                               3,760             67
  Wolverine World Wide, Inc.                               4,419             67
  Community Trust Bancorp Inc.                             2,799             66
  Landry's Restaurants, Inc.                               3,563             66
  F & M Bancorp                                            2,609             66
* FuelCell Energy, Inc.                                    3,660             66
* BE Avionics Inc.                                         7,240             66
  Mid Atlantic Realty Trust REIT                           4,266             66
* Pacificare Health Systems, Inc.                          4,144             66
* Take-Two Interactive Software, Inc.                      4,100             66
* Ciber, Inc.                                              7,013             66
* Corixa Corp.                                             4,397             66
* Midway Games Inc.                                        4,409             66
  First Bancorp/Puerto Rico                                2,322             66
  Redwood Trust, Inc. REIT                                 2,731             66
* Cerus Corp.                                              1,442             66
* Cadiz Inc.                                               8,223             66
* Antigenics, Inc.                                         4,021             66
  Spartech Corp.                                           3,208             66
* DVI, Inc.                                                3,831             66
* Consolidated Graphics, Inc.                              3,421             66
* Identix, Inc.                                            4,513             66
* Keynote Systems Inc.                                     7,029             66
  Universal Health Realty Income REIT                      2,794             66
* Energy Conversion Devices, Inc.                          3,457             66
  Avista Corp.                                             4,945             66
  Methode Electronics, Inc. Class A                        8,193             66
* Galyan's Trading Co.                                     4,600             66
* CIMA Labs Inc.                                           1,808             65
  The Stride Rite Corp.                                    9,957             65
* Transaction Systems Architects, Inc.                     5,310             65
* International Specialty Products, Inc.                   7,270             65
  Apogee Enterprises, Inc.                                 4,108             65
* Zoll Medical Corp.                                       1,668             65
  SJW Corp.                                                  761             65
  AAR Corp.                                                7,194             65
  RFS Hotel Investors, Inc. REIT                           5,687             65
  BP Prudhoe Bay Royalty Trust                             4,356             65
  Ferro Corp.                                              2,507             65
* InVision Technologies, Inc.                              2,164             64
* dELiA                                                   10,389             64
* Inforte Corp.                                            4,607             64
* Roxio, Inc.                                              3,888             64
  BankAtlantic Bancorp, Inc. Class A                       7,001             64
  Colonial Properties Trust REIT                           2,063             64
  Brookline Bancorp, Inc.                                  3,907             64
* First Consulting Group, Inc.                             4,092             64
* Merix Corp.                                              3,710             64
  N L Industries, Inc.                                     4,188             64
* Modis Professional Services Inc.                         8,934             64
  Connecticut Water Services, Inc.                         2,156             64
* Concord Communications, Inc.                             3,075             63
* International Multifoods Corp.                           2,655             63
  Banta Corp.                                              2,148             63
* Lexent Inc.                                             10,110             63
  Getty Realty Holding Corp.                               3,351             63
  Modine Manufacturing Co.                                 2,704             63
* Acuity Brands, Inc.                                      5,211             63
* Local Financial Corp.                                    4,502             63
* Sipex Corp.                                              4,894             63
* ILEX Oncology, Inc.                                      2,324             63
* SCM Microsystems, Inc.                                   4,292             63
  Georgia Gulf Corp.                                       3,391             63
  Home Properties of New York, Inc. REIT                   1,980             63
* AmSurg Corp.                                             2,300             63
* Software Spectrum, Inc.                                  3,987             62
* Plains Resources Inc.                                    2,527             62
* MedCath Corp.                                            3,700             62

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Chalone Wine Group Ltd.                                  6,401        $    62
  St. Francis Capital Corp.                                2,680             62
* MRV Communications Inc.                                 14,616             62
* Bottomline Technologies, Inc.                            5,700             62
* TriPath Imaging, Inc.                                    8,189             62
  Covest Bankshares, Inc.                                  3,297             62
  First Midwest Financial, Inc.                            4,549             62
* Davox Corp.                                              6,357             61
  Wayne Savings Bancshares, Inc.                           3,768             61
  AMCOL International Corp.                                8,508             61
* William Lyon Homes, Inc.                                 4,014             61
  Cash America International Inc.                          7,188             61
  Helix Technology Corp.                                   2,701             61
* Alexander's, Inc. REIT                                   1,069             61
  Equity Inns, Inc. REIT                                   9,182             61
* Martha Stewart Living Omnimedia, Inc.                    3,687             61
* Material Sciences Corp.                                  5,988             61
* Akamai Technologies, Inc.                               10,182             60
* UCAR International, Inc.                                 5,642             60
  Kaydon Corp.                                             2,657             60
* InfoSpace, Inc.                                         29,391             60
* Centra Software, Inc.                                    7,529             60
  Resource Bancshares Mortgage Group, Inc.                 5,252             60
  Coachmen Industries, Inc.                                5,015             60
* MemberWorks, Inc.                                        4,294             60
* Insignia Financial Group, Inc.                           5,570             60
* Proxim, Inc.                                             6,062             60
* PDI, Inc.                                                2,691             60
* Charles River Associates Inc.                            2,924             60
* DigitalThink, Inc.                                       5,540             60
* JNI Corp.                                                7,188             60
* Dendreon Corp.                                           5,931             60
  Clarcor Inc.                                             2,194             60
  Crown American Realty Trust REIT                         7,635             60
  Penton Media, Inc. Class A                               9,490             59
* Gulf Island Fabrication, Inc.                            4,748             59
  Gorman-Rupp Co.                                          2,212             59
* Entegris Inc.                                            5,413             59
  Blair Corp.                                              2,619             59
  Southern Peru Copper Corp.                               4,953             59
* Somera Communications, Inc.                              7,838             59
* OPNET Technologies, Inc.                                 4,104             59
* Rainbow Technologies, Inc.                               7,989             59
* Wireless Facilities, Inc.                                8,779             59
* Kadant Inc.                                              4,072             59
* Lifeline Systems, Inc.                                   2,467             59
  ChemFirst Inc.                                           2,458             59
* Nuevo Energy Co.                                         3,926             59
* SpeechWorks International Inc.                           5,232             59
  OceanFirst Financial Corp.                               2,433             59
* Department 56 Inc.                                       6,826             59
  Ryerson Tull, Inc.                                       5,330             59
* Biosite Inc.                                             3,191             59
  Harbor Florida Bancshares, Inc.                          3,435             58
  Schnitzer Steel Industries, Inc. Class A                 4,275             58
* Neoforma, Inc.                                           1,998             58
* Nautica Enterprises, Inc.                                4,551             58
  Donnelly Corp.                                           4,422             58
* Korn/Ferry International                                 5,453             58
* Xicor, Inc.                                              5,230             58
* Symmetricom Inc.                                         7,619             58
* Prima Energy Corp.                                       2,658             58
  W Holding Co., Inc.                                      3,568             58
* infoUSA Inc.                                             8,316             58
* Foamex International, Inc.                               7,119             58
  Pitt Des Moines, Inc.                                    1,858             58
  Cascade Bancorp                                          3,556             57
* Sangamo BioSciences, Inc.                                6,140             57
  Ampco-Pittsburgh Corp.                                   5,329             57
  Oneida Ltd.                                              4,422             57
  AREA Bancshares Corp.                                    2,938             57
* Applica Inc.                                             6,344             57
* Comstock Resources, Inc.                                 8,165             57
* Skechers U.S.A., Inc.                                    3,908             57
* Arena Pharmaceuticals, Inc.                              4,749             57
  First Financial Holdings, Inc.                           2,362             57
  Lennox International Inc.                                5,884             57
* TTM Technologies, Inc.                                   5,634             57
* Daisytek International Corp.                             4,323             57
* Rare Hospitality International Inc.                      2,520             57
* OSCA, Inc.                                               2,719             57
* City Holding Co.                                         4,706             57
* Momentum Business Applications, Inc.                     2,843             57
* Encore Wire Corp.                                        4,667             56
  Parkway Properties Inc. REIT                             1,700             56
* Actuant Corp.                                            1,676             56
* General Communication, Inc.                              6,600             56
  BancFirst Ohio Corp.                                     2,330             56
* Spherion Corp.                                           5,760             56
* Rogers Corp.                                             1,855             56
  Midas Inc.                                               4,885             56
* Unit Corp.                                               4,352             56
* Cable Design Technologies Corp.                          4,092             56
* Kendle International Inc.                                2,775             56
  Enron Corp.                                             93,013             56
* MTR Gaming Group Inc.                                    3,486             56
* CardioDynamics International Corp.                       8,432             56
  Commercial Net Lease Realty REIT                         4,279             56
* Wright Medical Group, Inc.                               3,100             55
  Alamo Group, Inc.                                        3,894             55

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* Right Management Consultants, Inc.                       3,203        $    55
  Gold Banc Corp., Inc.                                    7,788             55
* Revlon, Inc. Class A                                     8,308             55
  Associated Estates Realty Corp. REIT                     6,013             55
  First Sentinel Bancorp Inc.                              4,404             55
* CenterSpan Communications Corp.                          5,802             55
  German American Bancorp                                  3,396             55
  Lindsay Manufacturing Co.                                2,842             55
  The Laclede Group, Inc.                                  2,300             55
* Dynamics Research Corp.                                  3,061             55
  CVB Financial Corp.                                      2,348             55
* Progenics Pharmaceuticals, Inc.                          2,970             55
* Northwest Pipe Co.                                       3,351             55
* Bone Care International, Inc.                            3,193             55
  Steelcase Inc.                                           3,710             55
* United Therapeutics Corp.                                5,245             55
* Curative Health Services Inc.                            4,039             55
  CB Bancshares Inc./Hawaii                                1,540             54
  JP Realty Inc. REIT                                      2,289             54
* Boron, LePore & Associates, Inc.                         3,943             54
* Phoenix Technologies Ltd.                                4,670             54
* Spherix Inc.                                             5,719             54
* Corvas International, Inc.                               8,271             54
* Maverick Tube Corp.                                      4,182             54
* Regent Communications, Inc.                              8,007             54
  Thomas Nelson, Inc.                                      4,861             54
* Del Monte Foods Co.                                      6,340             54
* California Pizza Kitchen, Inc.                           2,179             54
  Herbalife International Class A                          3,791             54
* Integral Systems, Inc.                                   2,799             54
* Lydall, Inc.                                             5,377             54
  Bassett Furniture Industries, Inc.                       3,835             54
  Medford Bancorp, Inc.                                    2,536             54
* Tollgrade Communications, Inc.                           1,609             54
* Pre-Paid Legal Services, Inc.                            2,450             54
* Audiovox Corp.                                           7,190             54
* Digital Lightwave, Inc.                                  5,717             54
  Intermet Corp.                                          15,994             54
* HPL Technologies, Inc.                                   3,000             54
* Celeritek, Inc.                                          3,997             54
* Redback Networks Inc.                                   13,543             53
* Meritage Corp.                                           1,041             53
  First Place Financial Corp.                              3,389             53
* Ditech Communications Corp.                              8,829             53
  Central Vermont Public Service Corp.                     3,182             53
* Capital Trust Class A                                    9,211             53
* Tower Automotive, Inc.                                   5,875             53
* Insurance Auto Auctions, Inc.                            3,648             53
* Mattson Technology, Inc.                                 6,000             53
* Gadzooks, Inc.                                           3,843             53
* Horizon Offshore, Inc.                                   6,989             53
* COMARCO, Inc.                                            3,450             53
* Iomega Corp.                                             6,288             53
* Nastech Pharmaceutical Co., Inc.                         3,387             52
* Hologic, Inc.                                            5,638             52
* Forrester Research, Inc.                                 2,600             52
* LCC International, Inc. Class A                          7,163             52
* Dura Automotive Systems, Inc.                            4,752             52
* Dobson Communications Corp.                              6,114             52
  First Source Corp.                                       2,522             52
* SpaceLabs Medical, Inc.                                  4,296             52
* Coldwater Creek Inc.                                     2,460             52
* Regeneration Technologies, Inc.                          5,090             52
  Standard Commercial Tobacco Co.                          3,140             52
* Mesaba Holdings, Inc.                                    7,275             52
* SkillSoft Corp.                                          1,996             52
* Covansys Corp.                                           5,780             52
  Prime Group Realty Trust REIT                            5,582             52
  Centennial Bancorp                                       6,968             51
* Strattec Security Corp.                                  1,458             51
* Paragon Technologies, Inc.                               5,870             51
* Hollywood Casino Corp.                                   4,890             51
* Magnatek                                                 5,690             51
  Columbia Bancorp                                         3,126             51
  Leeds Federal Bankshares Inc.                            1,622             51
  Oxford Industries, Inc.                                  2,170             51
* K2 Inc.                                                  7,091             51
* TransMontaigne Inc.                                      9,359             51
* Bio-Technology General Corp.                             6,183             51
* LendingTree, Inc.                                        8,603             51
  Resource America, Inc.                                   5,434             51
  First Essex Bancorp, Inc.                                1,800             51
  Lance, Inc.                                              3,549             51
  Centex Construction Products, Inc.                       1,582             51
* PICO Holdings, Inc.                                      4,056             51
* Acacia Research Corp.                                    4,573             51
  NYMAGIC, Inc.                                            3,145             51
* Chordiant Software, Inc.                                 6,393             51
* Aspect Medical Systems, Inc.                             5,048             50
* Cole National Corp. Class A                              3,050             50
* Navigators Group, Inc.                                   2,524             50
  Community Bank System, Inc.                              1,924             50
* Maxim Pharmaceuticals, Inc.                              7,304             50
  Virco Manufacturing Corp.                                5,037             50
  Tremont Corp.                                            1,742             50
* RehabCare Group, Inc.                                    1,700             50
* Ulticom, Inc.                                            4,997             50
* National Dentex Corp.                                    2,077             50
* Syntroleum Corp.                                         7,073             50
* Kforce Inc.                                              7,983             50
* Workflow Management, Inc.                               10,520             50
* Trammell Crow Co.                                        4,272             50
* Columbia Banking System, Inc.                            3,827             50

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Nu Horizons Electronics Corp.                            4,854        $    50
  Tanger Factory Outlet Centers, Inc. REIT                 2,392             50
  Ameron International Corp.                                 720             50
  Great American Financial Resources, Inc.                 2,654             50
  A.M. Castle & Co.                                        6,020             49
* NTELOS Inc.                                              3,186             49
* Amerco, Inc.                                             2,622             49
* LTC Properties, Inc. REIT                                7,870             49
  United Mobile Homes, Inc. REIT                           4,048             49
  National Presto Industries, Inc.                         1,774             49
* Todd Shipyards Corp.                                     5,530             49
* McMoRan Exploration Co.                                  8,495             49
* Transcontinental Realty Investors, Inc. RE               3,060             49
* World Acceptance Corp.                                   6,727             49
* Kensey Nash Corp.                                        2,728             49
* FalconStor Software, Inc.                                5,418             49
* Pericom Semiconductor Corp.                              3,380             49
* WatchGuard Technologies, Inc.                            7,527             49
* PRAECIS Pharmaceuticals Inc.                             8,404             49
* Dril-Quip, Inc.                                          2,028             49
* Lexicon Genetics Inc.                                    4,229             49
* MetaSolv, Inc.                                           6,211             49
* Pinnacle Entertainment, Inc.                             8,077             49
* Benihana Inc. Class A                                    3,226             49
* Wellsford Real Properties Inc.                           2,526             49
* ePlus Inc.                                               5,083             49
  MTS Systems Corp.                                        4,800             49
  Coastal Bancorp, Inc.                                    1,679             49
* SureBeam Corp.                                           4,624             48
  Granite State Bankshares, Inc.                           2,046             48
  Curtiss-Wright Corp.                                     1,008             48
* Trans World Entertainment Corp.                          6,331             48
* IDT Corp.                                                2,458             48
* Aurora Foods Inc.                                        9,496             48
  Pacific Northwest Bancorp                                2,341             48
  Town & Country Trust REIT                                2,284             48
* FSI International, Inc.                                  5,166             48
* Learning Tree International, Inc.                        1,701             47
  Southwest Bancorp, Inc.                                  2,691             47
* hi/fn, Inc.                                              3,266             47
* UTStarcom, Inc.                                          1,658             47
  Medallion Financial Corp.                                5,972             47
  Oil-Dri Corp. of America                                 6,223             47
  LSI Industries Inc.                                      2,706             47
* The Profit Recovery Group International, Inc             5,772             47
  Three Rivers Bancorp, Inc.                               3,763             47
  Westbanco Inc.                                           2,219             47
* Charming Shoppes, Inc.                                   8,806             47
* ShopKo Stores, Inc.                                      4,920             47
* American Medical Security Group, Inc.                    3,753             47
* Aradigm Corp.                                            6,575             47
* Oceaneering International, Inc.                          2,099             46
* Titanium Metals Corp.                                   11,610             46
* Midwest Express Holdings, Inc.                           3,172             46
* Crown Media Holdings, Inc.                               4,092             46
* ORATEC Interventions, Inc.                               7,129             46
* CMGI Inc.                                               28,255             46
* PRI Automation, Inc.                                     2,251             46
* Petrocorp, Inc.                                          5,114             46
* Alliance Semiconductor Corp.                             3,810             46
* Digi International, Inc.                                 7,221             46
* Enesco Group, Inc.                                       7,297             46
* Novavax, Inc.                                            3,247             46
  Fidelity Bancorp, Inc.                                   1,651             46
* The Sports Authority, Inc.                               8,024             46
  Caraustar Industries, Inc.                               6,595             46
  Kansas City Life Insurance Co.                           1,231             46
  First Financial Bankshares, Inc.                         1,516             46
  CPI Corp.                                                2,745             46
* V.I. Technologies, Inc.                                  6,546             45
  First Indiana Corp.                                      2,073             45
* Caliper Technologies Corp.                               2,909             45
  Wabash National Corp.                                    5,819             45
* Coinstar, Inc.                                           1,813             45
* Theragenics Corp.                                        4,593             45
* Matria Healthcare, Inc.                                  1,304             45
* Serologicals Corp.                                       2,100             45
* Embrex, Inc.                                             2,519             45
  State Financial Services Corp. Class A                   3,901             45
* Oregon Steel Mills, Inc.                                 9,088             45
* Petroleum Helicopters, Inc.                              2,285             45
* Acclaim Entertainment Inc.                               8,460             45
* Infogrames, Inc.                                         6,311             45
  Community Banks, Inc.                                    1,657             45
* SilverStream Software, Inc.                              6,565             45
  United National Bancorp                                  1,858             45
  Titan International, Inc.                                9,411             45
  Bryn Mawr Bank Corp.                                     1,578             45
* DutchFork Bancshares, Inc.                               2,159             44
  Merchants Bancshares, Inc.                               1,852             44
  Irwin Financial Corp.                                    2,611             44
  Correctional Properties Trust REIT                       2,626             44
  Wellman, Inc.                                            2,863             44
  Riviana Foods, Inc.                                      2,497             44
* Federal Agricultural Mortgage Corp. Class A              1,521             44
* Remington Oil & Gas Corp.                                2,558             44
  Pilgrim's Pride Corp.                                    3,258             44
  Foster Wheeler Ltd.                                      8,655             44
* PDF Solutions, Inc.                                      2,100             44

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
  Synalloy Corp.                                          12,697        $    44
* Ace Cash Express, Inc.                                   4,683             44
* PharmaNetics, Inc.                                       6,064             44
* BioSphere Medical Inc.                                   3,900             44
* Pharmacyclics, Inc.                                      4,419             44
* Diversa Corp.                                            3,102             44
  Vesta Insurance Group, Inc.                              5,486             44
  Mid-State Bancshares                                     2,687             44
* Scientific Games Corp.                                   4,996             44
  Heritage Financial Corp.                                 3,662             44
  Atlantic Tele-Network, Inc.                              3,080             44
  Advanta Corp. Class A                                    4,370             43
  Interface, Inc.                                          7,727             43
  A. Schulman Inc.                                         3,174             43
* Quaker City Bancorp, Inc.                                1,450             43
* Quality Systems, Inc.                                    2,651             43
* Nanogen, Inc.                                            7,486             43
* VaxGen, Inc.                                             3,720             43
  Mine Safety Appliances Co.                               1,072             43
* ANSYS, Inc.                                              1,744             43
  Anthracite Capital Inc.                                  3,911             43
* Geron Corp.                                              4,938             43
* World Wrestling Federation Entertainment, Inc.           3,265             43
  USG Corp.                                                7,499             43
* Titan Pharmaceuticals, Inc.                              4,367             43
  Met-Pro Corp.                                            3,255             43
* Datastream Systems, Inc.                                 6,899             43
* Mesa Air Group Inc.                                      5,647             42
  L. S. Starrett Co. Class A                               2,036             42
* Axsys Technologies, Inc.                                 4,236             42
* Grey Wolf, Inc.                                         14,229             42
  Green Mountain Power Corp.                               2,265             42
  Suffolk Bancorp                                            774             42
* ViroPharma Inc.                                          1,838             42
  Angelica Corp.                                           3,887             42
  Cadmus Communications                                    3,914             42
* Versicor, Inc.                                           2,066             42
* Mapics Inc.                                              6,823             42
* Extended Systems Inc.                                    5,614             42
  CompX International Inc.                                 3,229             42
* EMS Technologies, Inc.                                   2,599             42
* The Advisory Board Co.                                   1,500             42
  WSFS Financial Corp.                                     2,382             41
* Sirenza Microdevices, Inc.                               6,774             41
  NBT Bancorp, Inc.                                        2,847             41
* Hawthorne Financial Corp.                                2,148             41
* BankUnited Financial Corp.                               2,777             41
  Commercial Metals Co.                                    1,177             41
* Stein Mart, Inc.                                         4,922             41
* Systems & Computer Technology Corp.                      3,975             41
  Bush Industries, Inc.                                    3,784             41
  Cato Corp. Class A                                       2,172             41
* Alcide Corp.                                             1,709             41
  Baldor Electric Co.                                      1,961             41
* US Airways Group, Inc.                                   6,460             41
* Acceptance Insurance Cos. Inc.                           8,028             41
  BNP Residential Properties, Inc.                         3,944             41
  Horizon Financial Corp.                                  3,444             41
* Perry Ellis International Corp.                          4,273             41
* The Buckle, Inc.                                         1,819             41
* Wesco International, Inc.                                8,191             41
* Strategic Diagnostics Inc.                               5,700             40
* Centillium Communications, Inc.                          5,148             40
  FNB Financial Services Corp.                             2,778             40
  U.S.B. Holding Co., Inc.                                 2,392             40
  Newmil Bancorp, Inc.                                     2,750             40
  Oriental Financial Group Inc.                            2,166             40
* AirTran Holdings, Inc.                                   6,098             40
* Instinet Group Inc.                                      4,001             40
* Eden Bioscience Corp.                                    7,922             40
* Aftermarket Technology Corp.                             2,469             40
  Summit Bancshares, Inc.                                  2,212             40
  American Land Lease, Inc. REIT                           3,051             40
  Talx Corp.                                               1,600             40
* ParkerVision, Inc.                                       1,902             40
* Equitable Bank                                           1,563             40
  Hunt Corp.                                               5,184             40
* PracticeWorks Inc.                                       3,998             40
  AZZ Inc.                                                 1,865             40
* ITXC Corp.                                               5,503             40
* Magellan Health Services, Inc.                           6,222             40
  Consolidated-Tomoka Land Co.                             1,980             39
* Energy Partners, Ltd.                                    5,208             39
* Quovadx, Inc.                                            4,293             39
* Aphton Corp.                                             2,690             39
  Oak Hill Financial, Inc.                                 2,492             39
  Gulf West Banks, Inc.                                    4,048             39
* Pozen Inc.                                               7,465             39
  Stifel Financial Corp.                                   3,732             39
* Avigen, Inc.                                             3,404             39
* American Physicians Capital, Inc.                        1,800             39
* Sanchez Computer Associates, Inc.                        4,575             39
  Amcast Industrial Corp.                                  7,255             39
* DiamondCluster International, Inc.                       2,978             39
* Giant Industries, Inc.                                   4,210             39
* Actuate Software Corp.                                   7,344             39
* PriceSmart, Inc.                                         1,105             39
* Lifeway Foods, Inc.                                      5,727             39
* I-many, Inc.                                             4,000             39
* Carriage Services, Inc.                                  7,308             39
* Hoenig Group, Inc.                                       3,670             38
* Conrad Industries, Inc.                                  7,466             38
* Lantronix, Inc.                                          6,075             38
* Proton Energy Systems, Inc.                              4,650             38

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Maxxam Inc.                                              2,190        $    38
* PLATO Learning, Inc.                                     2,301             38
  Comm Bancorp, Inc.                                       1,339             38
* IXYS Corp.                                               4,707             38
* Layne Christensen Co.                                    4,756             38
* Sequenom, Inc.                                           3,558             38
* M & F Worldwide Corp.                                    8,822             38
* W-H Energy Services, Inc.                                1,987             38
* Bel Fuse, Inc. Class A                                   1,577             38
* Western Multiplex Corp.                                  6,971             38
* Air Methods Corp.                                        6,041             38
* Loudcloud, Inc.                                          8,872             38
* Genzyme Molecular Oncology                               4,699             38
* S & K Famous Brands Inc.                                 4,167             38
* Illumina, Inc.                                           3,176             37
* Numerex Corp.                                            4,974             37
  Winston Hotels, Inc. REIT                                4,818             37
  Burnham Pacific Properties, Inc. REIT                    9,043             37
* Prize Energy Corp.                                       1,609             37
* Natus Medical Inc.                                       5,900             37
* Active Power, Inc.                                       5,464             37
  Superior Uniform Group, Inc.                             4,093             37
  Anchor Bancorp Wisconsin Inc.                            2,084             37
* Hector Communications Corp.                              2,219             37
  LSB Corp.                                                2,898             37
* Lakes Gaming, Inc.                                       5,931             37
* Water Pik Technologies, Inc.                             4,229             37
* Covista Communications, Inc.                             3,805             37
* GMX Resources Inc.                                       8,150             37
* Martek Biosciences Corp.                                 1,684             37
  Howell Corp.                                             3,513             37
* Aksys, Ltd.                                              7,837             36
* Greka Energy Corp.                                       4,211             36
  Maine Public Service Co.                                 1,224             36
  Timberline Software Corp.                                6,050             36
* Jo-Ann Stores, Inc. Class A                              5,061             36
* Encore Acquisition Co.                                   2,715             36
* UNOVA, Inc.                                              6,226             36
* Luby's, Inc.                                             6,313             36
* Aviall Inc.                                              4,773             36
* Lifecore Biomedical Inc.                                 3,233             36
  Penn Virginia Corp.                                      1,056             36
  Shore Bancshares, Inc.                                   2,000             36
* AnswerThink Consulting Group, Inc.                       5,511             36
* Integrated Electrical Services, Inc.                     7,011             36
* Pinnacle Systems, Inc.                                   4,519             36
  HMN Financial, Inc.                                      2,313             36
* Chiles Offshore, Inc.                                    1,796             36
  California Independent Bancorp                           1,577             36
  The Marcus Corp.                                         2,516             36
* Large Scale Biology Corp.                                7,909             36
* Young Broadcasting Inc.                                  1,970             35
  Great Southern Bancorp, Inc.                             1,156             35
* Capital Corp. of the West                                2,367             35
* Signal Technology Corp.                                  6,090             35
* Stratus Properties Inc.                                  4,099             35
* UnitedGlobalCom Inc. Class A                             6,965             35
* Boyd Gaming Corp.                                        5,350             35
* Drexler Technology Corp.                                 1,461             35
* Nabi                                                     3,358             35
* United PanAm Financial Corp.                             7,141             35
  Middlesex Water Co.                                      1,020             35
  Apex Mortgage Capital, Inc. REIT                         3,074             35
* Stratos Lightwave, Inc.                                  5,623             35
  Greater Delaware Valley Savings Bank                     1,263             35
* Superior Consultant Holdings Corp.                       4,112             35
* Avanex Corp.                                             5,846             34
* Aware, Inc.                                              4,153             34
  Greater Community Bancorp                                2,923             34
* Catalytica Energy Systems, Inc.                          7,512             34
* MSC.Software Corp.                                       2,200             34
* Ampal-American Israel Corp.                              6,003             34
* Ultra Petroleum Corp.                                    5,578             34
* Novoste Corp.                                            3,865             34
* Mortons Restaurant Group                                 2,948             34
* NASSDA Corp.                                             1,500             34
* Group 1 Software, Inc.                                   2,168             34
* Applied Molecular Evolution                              2,738             34
  Wintrust Financial Corp.                                 1,100             34
* Dollar Thrifty Automotive Group, Inc.                    2,167             34
  CPB, Inc.                                                1,138             33
* Transgenomic, Inc.                                       3,041             33
* Royal Appliance Manufacturing Co.                        6,700             33
* Cobalt Corp.                                             5,235             33
  Urstadt Biddle Properties REIT                           3,131             33
* GenesisIntermedia Inc.                                   5,637             33
* KCS Energy, Inc.                                        10,633             33
  A.O. Smith Corp.                                         1,700             33
* NTL Inc.                                                35,219             33
* Aerosonic Corp.                                          1,738             33
* Wackenhut Corp.                                          1,332             33
* TranSwitch Corp.                                         7,335             33
  NCH Corp.                                                  630             33
* Immucor Inc.                                             2,735             33
* Applied Innovation Inc.                                  5,262             33
* Viewpoint Corp.                                          4,786             33
* Raindance Communications, Inc.                           5,687             32
* Sonosite, Inc.                                           1,262             32
  Hopfed Bancorp, Inc.                                     2,705             32
* Capital Bank Corp.                                       2,969             32
  Mueller (Paul) Co.                                       1,088             32
* QuickLogic Corp.                                         6,395             32

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
  Omega Financial Corp.                                      992        $    32
  Ziegler Cos., Inc.                                       2,124             32
  Virginia Commonwealth Financial                          1,100             32
  Sizzlers Property Investors, Inc. REIT                   3,528             32
* Deltagen, Inc.                                           3,458             32
* General Maritime Corp.                                   3,180             32
* Hall, Kinion & Associates, Inc.                          3,375             32
  Commonwealth Bancorp                                     1,424             32
  Washington Trust Bancorp, Inc.                           1,658             32
* I-STAT Corp.                                             3,987             31
* Avatar Holding, Inc.                                     1,334             31
  Barnes Group, Inc.                                       1,309             31
* HomeStore.com, Inc.                                     15,578             31
* Clayton Williams Energy, Inc.                            2,369             31
  Farmers Capital Bank Corp.                                 846             31
  BSB Bancorp, Inc.                                        1,307             31
  National Golf Properties, Inc. REIT                      3,489             31
  X-Rite Inc.                                              3,635             31
* The Medicines Co.                                        2,653             31
* SPSS, Inc.                                               1,731             31
  Meridian Bioscience Inc.                                 5,094             31
* Sanders Morris Harris Group Inc.                         6,000             31
* Mercator Software, Inc.                                  3,657             31
* Saba Software, Inc.                                      5,799             30
* Imagistics International Inc.                            2,447             30
  Analysts International Corp.                             7,306             30
  CFS Bancorp, Inc.                                        2,102             30
* Gardner Denver Inc.                                      1,347             30
* Key3Media Group, Inc.                                    5,611             30
* EntreMed, Inc.                                           3,538             30
* Advance Auto Parts, Inc.                                   600             30
* I.D. Systems, Inc.                                       2,818             30
  Century Bancorp, Inc. Class A                            1,490             30
* Beasley Broadcast Group, Inc.                            2,280             30
* Garden Fresh Restaurant Corp.                            4,482             30
* Peco II, Inc.                                            4,967             30
  Berry Petroleum Class A                                  1,885             30
  Quaker Chemical Corp.                                    1,424             29
  Kaneb Services LLC                                       1,500             29
* Digitas Inc.                                             7,289             29
* Sequa Corp. Class A                                        615             29
  Calgon Carbon Corp.                                      3,497             29
  Gerber Scientific, Inc.                                  3,136             29
* Multilink Technology Corp.                               4,500             29
* Packeteer, Inc.                                          3,954             29
  Tech/Ops Sevcon, Inc.                                    4,019             29
* Pharmacopeia, Inc.                                       2,097             29
* SignalSoft Corp.                                         6,507             29
* Interactive Intelligence Inc.                            4,183             29
  Chemed Corp.                                               857             29
* Banc Corp.                                               4,168             29
* MGI Pharma, Inc.                                         1,890             29
* ZixIt Corp.                                              5,704             29
  Myers Industries, Inc.                                   2,111             29
* Traffix, Inc.                                            3,967             29
  Conestoga Enterprises, Inc.                                900             29
  Peoples Holding Co.                                        777             29
* Universal Electronics, Inc.                              1,648             28
* Parker Drilling Co.                                      7,663             28
* Safeguard Scientifics, Inc.                              8,046             28
* SONICblue Inc.                                           6,946             28
  First Keystone Financial, Inc.                           1,997             28
* American Real Estate Partners, LP                        3,090             28
  West Coast Bancorp                                       2,000             28
* OfficeMax, Inc.                                          6,163             28
* Ventiv Health, Inc.                                      7,512             27
* iManage, Inc.                                            3,478             27
  Arrow Financial Corp.                                      935             27
  Second Bancorp, Inc.                                     1,249             27
* PC-Tel, Inc.                                             2,775             27
* Black Hawk Gaming & Development Co., I                   2,423             27
* SRI/Surgical Express, Inc.                               1,677             27
* Checkers Drive-In Restaurants, Inc.                      4,373             27
* Ista Pharmaceuticals Inc.                                3,982             27
* QRS Corp.                                                1,890             27
* CTC Communications Group, Inc.                           5,162             27
* Selectica, Inc.                                          4,394             27
  First Federal Bancshares of Arkansas, Inc.               1,153             27
* VitalWorks Inc.                                          4,690             26
* Deltek Systems, Inc.                                     5,977             26
* Manufacturers' Services Ltd.                             4,222             26
* Esperion Therapeutics, Inc.                              3,583             26
* ImageWare Systems, Inc.                                  3,800             26
* New Focus, Inc.                                          6,796             26
* TiVo Inc.                                                3,943             26
* iGATE Capital Corp.                                      6,274             26
* SONUS Pharmaceuticals, Inc.                              3,183             26
* Cygnus Inc.                                              4,889             26
  TF Financial Corp.                                       1,216             26
* Ciphergen Biosystems, Inc.                               3,206             26
  Curtiss-Wright Corp. Class B                               547             25
* Transmeta Corp.                                         11,089             25
* Support.com, Inc.                                        4,041             25
  Ameriserv Financial Inc.                                 5,269             25
  HF Financial Corp.                                       2,286             25
  Midwest Banc Holdings, Inc.                              1,180             25
* Organogenesis, Inc.                                      5,216             25
  Standard Motor Products, Inc.                            1,792             25
* Art Technology Group, Inc.                               7,146             25
  Keithley Instruments Inc.                                1,465             25

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Next Level Communications, Inc.                          7,389        $    25
* Clarus Corp.                                             3,961             25
* Liberty Digital, Inc.                                    7,133             25
* Verisity Ltd.                                            1,300             25
* 3 Dimensional Pharmaceuticals                            2,885             24
  HEICO Corp.                                              1,623             24
* IDT Corp. CLass B                                        1,458             24
* Oakwood Homes Corp.                                      4,560             24
* Sorrento Networks Corp.                                  6,719             24
  First Merchants Corp.                                    1,000             24
* Radio One, Inc.                                          1,300             24
* Third Wave Technologies                                  3,241             24
* Provident Financial Holdings, Inc.                         914             24
* Management Network Group Inc.                            3,410             24
* Tyler Technologies, Inc.                                 5,166             24
* Griffin Land & Nurseries, Inc.                           1,726             23
* U.S. Energy Systems, Inc.                                5,134             23
  Pulaski Financial Corp.                                  1,481             23
* Anthony & Sylvan Pools Corp.                             3,179             23
* McLeodUSA, Inc. Class A                                 62,830             23
* Genuity Inc.                                            14,692             23
  North Valley Bancorp                                     1,695             23
* MCG Capital Corp.                                        1,300             23
* American Pharmaceuticals Partners, Inc.                  1,100             23
* Crown Cork & Seal Co., Inc.                              8,972             23
  Simmons First National                                     705             23
* Gulfmark Offshore, Inc.                                    786             22
* Wiser Oil Co.                                            4,152             22
* Lipid Sciences, Inc.                                     2,862             22
* Paradigm Genetics, Inc.                                  3,896             22
* Innotrac Corp.                                           3,214             22
* MSCI, Inc.                                                 937             22
* Tumbleweed Communications Corp                           3,680             22
  Corporate Office Properties Trust, Inc. REIT             1,840             22
* United Capital Corp.                                     1,023             22
* Callon Petroleum Co.                                     3,166             22
  Codorus Valley Bancorp, Inc.                             1,507             22
* Multex.com Inc.                                          4,778             22
* Turnstone Systems, Inc.                                  5,415             21
* Digex, Inc.                                              7,157             21
* Optical Communication Products, Inc.                     5,429             21
* Vical, Inc.                                              1,746             21
* Hyseq, Inc.                                              2,768             21
* Protection One, Inc.                                     8,439             21
* Blue Martini Software, Inc.                              7,008             21
* Integra LifeSciences Holdings                              800             21
* Allen Telecom Inc.                                       2,478             21
* Troy Group, Inc.                                         5,094             21
* Huttig Building Products, Inc.                           3,365             21
* StorageNetworks, Inc.                                    3,290             20
* Triangle Pharmaceuticals, Inc.                           5,049             20
* MEMC Electronic Materials, Inc.                          5,691             20
  First South Bancorp, Inc.                                  603             20
* APW Ltd.                                                12,034             20
* Silicon Image, Inc.                                      5,342             20
* DJ Orthopedics Inc.                                      1,500             20
* Navigant Consulting, Inc.                                3,620             20
* Universal Access Global Holdings Inc.                    4,237             20
* Cytogen Corp.                                            6,594             20
* America West Holdings Corp. Class B                      5,645             20
* MicroStrategy Inc.                                       5,131             20
* ON Semiconductor Corp.                                   9,510             20
* First Mariner Bancorp, Inc.                              2,146             20
  Patriot Bank Corp.                                       1,843             20
* Click Commerce, Inc.                                     6,198             20
* Clarent Corp.                                            3,645             20
* Braun Consulting, Inc.                                   5,492             19
* Willis Lease Finance Corp.                               4,189             19
* ONYX Software Corp.                                      4,980             19
* Orchid Biosciences                                       3,521             19
  Banner Corp.                                             1,141             19
* Cell Pathways, Inc.                                      2,764             19
* Curon Medical Inc.                                       4,326             19
* Stanley Furniture Company, Inc.                            800             19
* Lawson Software                                          1,200             19
* SYNAVANT Inc.                                            4,693             19
* Net2Phone, Inc.                                          2,773             19
* Century Business Services, Inc.                          8,073             19
  ISCO, Inc.                                               1,847             19
* Friendly Ice Cream Corp.                                 4,682             19
* Dyax Corp.                                               1,679             18
* Labor Ready, Inc.                                        3,596             18
* Global Power Equipment Group Inc.                        1,215             18
* Storage Computer Corp.                                   2,856             18
* Dave & Busters                                           2,897             18
* NS Group Inc.                                            2,426             18
* LMI Aerospace, Inc.                                      4,197             18
* Sunrise Telecom Inc.                                     4,513             18
  BCSB Bankcorp, Inc.                                      1,951             18
* Adept Technology, Inc.                                   4,503             18
* eSPEED, Inc.                                             2,167             18
  Atlanta Sosnoff Capital                                  1,736             18
* Aspect Communications Corp.                              4,602             18
* Mail-Well, Inc.                                          4,325             18
* Allscripts Healthcare Solutions, Inc                     5,470             18
* Prime Energy Corp.                                       2,226             18
* Covanta Energy Corp.                                     3,915             18
  Oregon Trail Financial Corp.                             1,004             18
* Lynx Therapeutics Inc.                                   4,360             18
* BSQUARE Corp.                                            4,186             17

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* WJ Communications, Inc.                                  4,746        $    17
* Todhunter International, Inc.                            1,975             17
* VTEL Corp.                                               3,983             17
  Wainwright Bank & Trust Co.                              2,285             17
* The Meridian Resource Corp.                              4,249             17
* Portal Software, Inc.                                    8,134             17
* Value City Department Stores, Inc.                       3,569             17
* Radio One, Inc. Class D                                    930             17
* Candela Corp.                                            4,246             17
* Divine Inc.                                             22,451             17
* Encompass Services Corp.                                 5,711             17
* U.S. Industries, Inc.                                    6,453             17
  Stepan Co.                                                 680             17
* Navigant International, Inc.                             1,440             16
* Miravant Medical Technologies                            1,701             16
* Visual Networks, Inc.                                    3,538             16
* Silicon Graphics, Inc.                                   7,760             16
  Fedders Corp.                                            5,351             16
* Docent, Inc.                                             5,116             16
* LightPath Technologies, Inc.                             4,546             16
* Diametrics Medical, Inc.                                 2,851             16
* Internet Capital Group, Inc.                            13,308             16
  Bridge View Bancorp                                      1,046             16
* Valence Technology Inc.                                  4,763             16
* Neon Communications, Inc.                                5,917             16
* Jos. A. Bank Clothiers, Inc.                             2,260             16
* RCN Corp.                                                5,437             16
* Netro Corp.                                              4,337             16
* Intelidata Technologies Corp.                            5,592             16
* Equinix, Inc.                                            5,386             16
* Genome Therapeutics Corp.                                2,287             16
* Curis, Inc.                                              2,775             16
* H Power Corp.                                            4,989             16
* NMS Communications Corp.                                 3,221             16
* Brightpoint, Inc.                                        4,942             16
* IntraBiotics Pharmaceuticals, Inc.                       5,645             15
* Carreker Corp.                                           2,600             15
* Earthshell Corp.                                         7,660             15
* TippingPoint Technologies Inc.                           2,079             15
* Aclara Biosciences, Inc.                                 3,014             15
* SITEL Corp.                                              6,305             15
  Team Financial, Inc.                                     1,758             15
* Inverness Medical Innovations, Inc.                        827             15
* PTEK Holdings, Inc.                                      4,368             15
* ValueClick, Inc.                                         5,165             15
* National Information Consortium, Inc.                    4,631             15
* Vivus, Inc.                                              3,006             15
* Captaris Inc.                                            3,923             14
* NMT Medial, Inc.                                         1,700             14
* Danielson Holdings Corp.                                 3,198             14
  Chester Valley Bancorp                                     999             14
* Procom Technology, Inc.                                  4,375             14
* Orbital Sciences Corp.                                   3,351             14
  Ambanc Holding Co., Inc.                                   648             14
  Spartan Motors, Inc.                                     2,161             14
* Pumatech, Inc.                                           5,358             14
* Hexcel Corp.                                             4,479             14
* Oplink Communications, Inc.                              7,288             14
  Puerto Rican Cement Co., Inc.                              724             14
* Insmed Inc.                                              3,580             14
* U.S. Laboratories Inc.                                   1,500             14
* Syms Corp.                                               2,395             14
* Wave Systems Corp.                                       6,008             13
* Pegasystems Inc.                                         3,088             13
* Netscreen Technologies, Inc.                               600             13
* Ceres Group, Inc.                                        3,566             13
* SciClone Pharmaceuticals, Inc.                           4,366             13
* NewPower Holdings, Inc.                                 17,573             13
* Metawave Communications Corp.                            4,113             13
* Kana Software, Inc.                                        658             13
* Computer Horizons Corp.                                  3,949             13
* Community West Bancshares                                2,110             13
* VA Software Corp.                                        5,143             13
  Wolohan Lumber Co.                                         700             13
* BTU International, Inc.                                  2,880             12
* Omnicell, Inc.                                           1,400             12
* Netopia, Inc.                                            2,231             12
* BindView Development Corp.                               6,137             12
* Armstrong Holdings, Inc.                                 3,606             12
* The Good Guys, Inc.                                      3,077             12
* Avici Systems Inc.                                       4,205             12
* Zonagen, Inc.                                            1,743             12
* Niku Corp.                                               7,318             12
* Choice One Communications Inc.                           3,386             12
* Lazare Kaplan International, Inc.                        1,707             12
* Old Dominion Freight Line, Inc.                            924             12
* Impco Technologies Inc.                                    921             12
  Investors Title Co.                                        748             12
* Comfort Systems USA, Inc.                                3,106             11
  First Bancorp North Carolina                               508             11
* Terra Industries, Inc.                                   3,269             11
* Acmat Corp. Class A                                      1,503             11
* Latitude Communications, Inc.                            4,283             11
* Versant Corp.                                            2,795             11
* Argonaut Technologies Inc.                               2,664             11
* Marvel Enterprises Inc.                                  2,930             11
  International Shipholding Corp.                          1,739             11
* GoAmerica, Inc.                                          4,805             11
* First Union Real Estate REIT                             4,572             11
* Cylink Corp.                                             3,932             11
* Ramtron International Corp.                              2,386             11
* Toreador Resources Corp.                                 2,315             11
  SLI, Inc.                                                4,078             11
* Metromedia Fiber Network, Inc.                          24,099             11
  National Service Industries, Inc.                        5,211             11

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Auspex Systems, Inc.                                     5,847        $    11
* AP Pharma Inc.                                           3,752             11
  Jacksonville Bancorp, Inc.                                 524             10
* CacheFlow Inc.                                           3,893             10
* U.S. Energy Corp.                                        2,171             10
* Crossroads Systems, Inc.                                 2,314             10
  Gentek, Inc.                                             6,071             10
* EXE Technologies, Inc.                                   2,024             10
* Syntellect Inc.                                          5,378             10
* Informax, Inc.                                           3,463             10
* Cysive, Inc.                                             3,630             10
* Paradyne Networks, Inc.                                  2,600             10
* Consolidated Freightways Corp.                           1,989             10
* Computer Task Group, Inc.                                2,557             10
* Rochester Medical Corp.                                  1,816             10
* Spectranetics Corp.                                      2,779             10
* Orapharma Inc.                                           2,186             10
* Docucorp International                                   1,579             10
* Fairchild Corp.                                          3,373             10
* SatCon Technology Corp.                                  1,860             10
* Optical Cable Corp.                                      5,902             10
* SeraCare Life Sciences, Inc.                             1,920             10
* Ask Jeeves, Inc.                                         2,805             10
* Intertrust Technologies Corp.                            7,591              9
* Nashua Corp.                                             1,599              9
* Carrier Access Corp.                                     3,154              9
* National Steel Corp. Class B                             6,333              9
* ACTV, Inc.                                               4,823              9
* Technisource, Inc.                                       5,036              9
  Allen Organ Co.                                            283              9
* Omega Healthcare Investors, Inc. RE                      1,458              9
* Mechanical Technology Inc.                               3,184              9
* eXcelon Corp.                                            7,427              9
* ePresence, Inc.                                          2,071              9
* U.S. Vision, Inc.                                        4,321              9
* Southwall Technologies Inc.                              1,200              9
* Tanning Technology Corp.                                 2,660              9
* Tradestation Group Inc.                                  5,406              8
* Resonate Inc.                                            3,010              8
* Owens Corning                                            4,420              8
* Kaiser Aluminum Corp.                                    5,136              8
* Capital Pacific Holdings, Inc.                           1,789              8
  Terra Nitrogen Co., LP                                   1,542              8
* Virage, Inc.                                             2,436              8
* Epicor Software Corp.                                    5,397              8
* Norstan, Inc.                                            1,483              8
* Internap Network Services Corp.                          6,892              8
* Critical Path, Inc.                                      2,914              8
* EZCORP, Inc.                                             4,491              8
* IVAX Diagnostics, Inc.                                   2,266              8
* EEX Corp.                                                4,276              8
* Glenayre Technologies, Inc.                              4,769              8
* Lexar Media, Inc.                                        2,923              8
* On Command Corp.                                         2,529              8
* Investors Capital Holdings, Ltd.                         3,067              8
* Cosine Communications, Inc.                              4,936              8
* United Online, Inc.                                      1,820              8
* eXegenics Inc.                                           2,293              8
* Valentis, Inc.                                           2,462              8
* SpeedFam-IPEC, Inc.                                      2,519              8
* Interland Inc.                                           3,553              7
* Uniroyal Technology Corp.                                2,333              7
* Track Data Corp.                                         5,108              7
* Correctional Services Corp.                              3,725              7
* Rohn Industries Inc.                                     3,581              7
* Stamps.Com Inc.                                          2,059              7
* AvantGo, Inc.                                            4,151              7
* Switchboard Inc.                                         2,230              7
* Click2learn, Inc.                                        2,400              7
* Tenneco Automotive, Inc.                                 3,529              7
  American National Financial, Inc.                        1,000              7
* TSR, Inc.                                                1,253              7
* Baldwin Technology Class A                               5,881              7
  Lillian Vernon Corp.                                     1,063              7
* New Frontier Media, Inc.                                 2,350              7
* V-One Corp.                                              4,926              7
* Official Payments Corp.                                  2,038              7
* Sheffield Pharmaceuticals, Inc.                          1,489              7
* Seven Seas Petroleum Inc.                                3,293              7
* Talarian Corp.                                           2,312              7
  Citizens First Financial Corp.                             387              7
* Marimba, Inc.                                            1,981              7
* Mobius Management Systems, Inc.                          2,203              7
* Immune Response Corp.                                    4,926              7
* Ag Services of America, Inc.                               597              7
* Extensity, Inc.                                          2,995              7
* Jenny Craig Inc.                                         2,118              7
* Global Payment Tech Inc.                                 1,783              6
* Alteon, Inc.                                             1,413              6
* Mississippi Chemical Corp.                               2,260              6
* Variagenics, Inc.                                        2,070              6
* Lancer Corp.                                             1,272              6
* Goody's Family Clothing                                  1,495              6
* Corio, Inc.                                              5,320              6
* NetManage, Inc.                                          6,145              6
* Worldwide Restaurant Concepts Inc.                       5,264              6
* eCollege.com Inc.                                        1,975              6
* AT&T Latin America Corp. Class A                         5,303              6
* GenVec, Inc.                                             1,263              6
* Health Management Systems, Inc.                          1,968              6
* Vyyo Inc.                                                4,270              6
* j2 Global Communications, Inc.                           1,248              6
* Cardima, Inc.                                            2,715              6
* FirePond, Inc.                                           4,719              6

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* Predictive Systems, Inc.                                 3,125        $     6
* Comshare Inc.                                            2,098              6
* OAO Technology Solutions, Inc.                           2,501              6
* Viasystems Group, Inc.                                   9,648              6
* Daily Journal Corp.                                        260              6
* Cavalier Homes, Inc.                                     2,095              6
* Westell Technologies, Inc.                               2,301              6
* Technology Solutions Co.                                 2,736              6
* Be Free, Inc.                                            2,860              6
  Westpoint Stevens, Inc.                                  2,454              6
* Verso Technologies, Inc.                                 4,594              6
* Viant Corp.                                              3,537              6
* Integrated Telecom Express, Inc.                         3,369              6
* CyberSource Corp.                                        3,274              6
  Bedford Bancshares, Inc.                                   422              6
* SoundView Technology Group, Inc.                         2,459              6
* Alpine Group, Inc.                                       3,351              6
* Transworld Healthcare Inc.                               1,980              6
* Zoltek Cos., Inc.                                        2,379              6
* NextCard, Inc.                                          10,807              6
* Oxigene, Inc.                                            1,815              6
* Designs, Inc.                                            1,777              6
* Laser Vision Centers, Inc.                               2,683              6
* TransPro Inc.                                            1,789              6
* Diacrin, Inc.                                            2,991              6
* W.R. Grace & Co.                                         3,562              6
* DT Industries, Inc.                                      1,000              6
  Prosperity Bancshares, Inc.                                200              5
* American Residential Investment Trust, Inc. REIT         2,560              5
* Wyndham International, Inc. Class A                      9,580              5
* LookSmart, Ltd.                                          3,764              5
* Vixel Corp.                                              2,843              5
  Stephan Co.                                              1,743              5
* Electric Fuel Corp.                                      3,122              5
* VerticalNet, Inc.                                        3,701              5
* Big Dog Holdings, Inc.                                   1,650              5
* WorldGate Communications, Inc.                           2,058              5
* Network Plus Corp.                                       4,401              5
* InKine Pharmaceutical Co., Inc.                          3,225              5
* Xanser Corp.                                             2,466              5
  Psychemedics, Inc.                                       1,201              5
* Hartmarx Corp.                                           2,964              5
  Webster City Federal Bancorp                               300              5
* E-LOAN, Inc.                                             2,608              5
* RWD Technologies, Inc.                                   1,849              5
* Belmont Bancorp                                          1,366              5
* Esenjay Exploration, Inc.                                1,613              5
* Samsonite Corp.                                          3,503              5
* Mayor's Jeweler's, Inc.                                  2,977              5
  BMC Industries, Inc.                                     2,303              5
* Genomic Solutions Inc.                                   1,968              5
* A.B. Watley Group Inc.                                   1,961              5
* iVillage Inc.                                            2,432              5
  Humphrey Hospitality Trust, Inc. REIT                    1,565              5
* Gilman & Ciocia, Inc.                                    1,994              5
* Lightspan Inc.                                           3,308              5
* Matritech Inc.                                           1,600              5
* Katy Industries, Inc.                                    1,331              5
* FARO Technologies, Inc.                                  2,032              5
* Liquid Audio, Inc.                                       1,923              5
* MeriStar Hotels & Resorts, Inc. REIT                     6,536              5
* Cannondale Corp.                                         1,983              4
* Capital Title Group, Inc.                                1,848              4
* Aetrium, Inc.                                            3,024              4
* Superior Telecom Inc.                                    3,835              4
* ITC DeltaCom, Inc.                                       5,007              4
* J Net Enterprises, Inc.                                  1,659              4
* Edgewater Technology, Inc.                               1,077              4
* APAC Teleservices, Inc.                                  1,628              4
* Unity Bancorp, Inc.                                        651              4
* All American Semiconductor, Inc.                         1,057              4
* Advanced Magnetics, Inc.                                 1,173              4
* United Defense Industries Inc.                             200              4
* ebix.com Inc.                                            3,895              4
  Marine Products Corp.                                      944              4
* MarketWatch.com, Inc.                                    1,274              4
* Gainsco, Inc.                                            2,618              4
* Park-Ohio Holdings Corp.                                 1,316              4
* Pediatric Services of America                              500              4
  Staff Leasing, Inc.                                      1,638              4
* Versata, Inc.                                            4,492              4
* Primus Telecommunications Group, Inc.                    6,270              4
* Emergent Information Technologies, Inc.                  1,556              4
  Blimpie International, Inc.                              1,449              4
  South Alabama Bancorp, Inc.                                400              4
* Cone Mills Corp.                                         2,187              4
* Frontstep, Inc.                                            748              4
* Medialink Worldwide, Inc.                                1,489              4
* Alliance Data Systems Corp.                                200              4
* Artisoft, Inc.                                           2,198              4
* Data Return Corp.                                        2,579              4
  Comdisco, Inc.                                           7,149              4
* Cellstar Corp.                                           4,389              4
* SIGA Technologies, Inc.                                  1,265              4
* LCA-Vision, Inc.                                         4,167              4
* Gaylord Container Corp.                                  3,629              4
* Digital Generation Systems                               3,295              4
* Twinlab Corp.                                            2,668              4
* Strategic Distribution, Inc.                               581              4
* o2wireless Solutions, Inc.                               2,036              4

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Level 8 Systems Inc.                                     1,286        $     4
* Ethyl Corp.                                              3,818              4
* Rare Medium Group, Inc.                                  4,742              4
* Royale Energy, Inc.                                        548              3
* Copper Mountain Networks, Inc.                           2,056              3
* Focal Communications Corp.                               5,675              3
* Echo Bay Mines Ltd.                                      6,518              3
* Juno Lighting, Inc.                                        361              3
* TCSI Corp.                                               4,488              3
* Radio Unica Corp.                                        2,430              3
* Engage, Inc.                                             7,640              3
* Autobytel Inc.                                           1,941              3
  Habersham Bancorp                                          209              3
* Synagro Technologies Inc.                                1,506              3
* Digital Impact, Inc.                                     2,271              3
* Bell Industries, Inc.                                    1,505              3
* eLoyalty Corp.                                             614              3
* Federal-Mogul Corp.                                      4,119              3
* Advanced Lighting Technologies, Inc.                     2,123              3
* Allied Holdings, Inc.                                    1,565              3
* Franklin Electronic Publishers, Inc.                     2,242              3
* Sonic Innovations, Inc.                                    678              3
* Nutrition 21 Inc.                                        4,377              3
* Scient, Inc.                                             7,390              3
* Omega Worldwide, Inc.                                    1,898              3
* Applix, Inc.                                             2,208              3
  Urstadt Biddle Properties REIT Class A                     300              3
* Drugstore.com, Inc.                                      1,578              3
* Vestcom International, Inc.                              1,394              3
* Toymax International, Inc.                               1,785              3
* Alliance Pharmaceutical Corp.                              880              3
* TenFold Corp.                                            4,520              3
* QAD Inc.                                                 1,024              3
* Fresh Choice, Inc.                                       1,092              3
* SoftNet Systems, Inc.                                    1,593              3
* Talk America Holdings, Inc.                              7,106              3
  Exide Technologies                                       2,357              3
* Candie's, Inc.                                           1,508              3
* Geoworks                                                 2,865              3
  Konover Property Trust, Inc. REIT                        1,861              3
* VIA NET.WORKS, Inc.                                      2,704              3
* MTI Technology Corp.                                     1,545              3
* iBasis, Inc.                                             2,115              3
* Consumer Portfolio Services, Inc.                        2,020              3
  Salient 3 Communications Class A                         2,739              3
* Proxymed Pharmacy, Inc.                                    121              3
* FINOVA Group, Inc.                                       4,383              3
* INT Media Group, Inc.                                    1,406              3
* Andrea Radio Corp.                                       3,118              3
* US SEARCH.com Inc.                                       2,874              3
* Budget Group, Inc.                                       2,968              3
* Previo, Inc.                                             1,591              3
* ActionPoint, Inc.                                        1,620              3
* Sagent Technology, Inc.                                  2,762              3
* Vicinity Corp.                                           1,446              3
* DSL.Net, Inc.                                            2,071              3
* Com21, Inc.                                              1,902              3
* Price Legacy Corp.                                         803              3
* barnesandnoble.com Inc.                                  1,643              3
* Gallery of History, Inc.                                   466              3
* COMFORCE Corp.                                           2,081              2
* Targeted Genetics Corp.                                    921              2
* TheStreet.com, Inc.                                      1,942              2
* SmartDisk Corp.                                          2,159              2
* SpeedUs.com, Inc.                                        2,777              2
* Jupiter Media Metrix, Inc.                               1,497              2
* Blount International, Inc.                                 784              2
* Penn Octane Corp.                                          664              2
* Media 100 Inc.                                           1,614              2
* Net Perceptions, Inc.                                    1,405              2
* Adelphia Business Solutions, Inc.                        4,091              2
  Astro-Med, Inc.                                            653              2
* Hecla Mining Co.                                         2,492              2
* Impreso, Inc.                                              800              2
* i3 Mobile, Inc.                                          1,564              2
* American Skiing Co.                                      4,648              2
* Ostex International, Inc.                                  929              2
* eMerge Interactive, Inc.                                 1,734              2
* New Century Equity Holdings Corp.                        4,609              2
* SportsLine.com, Inc.                                       787              2
* Hanover Direct, Inc.                                     6,316              2
* Cross Media Marketing Corp.                                248              2
* Bethlehem Steel Corp.                                    4,945              2
* York Research Corp.                                      2,833              2
* SAVVIS Communications Corp.                              3,840              2
* ILX Resorts Inc.                                           329              2
* Larscom, Inc. Class A                                    1,989              2
* Perficient, Inc.                                         1,810              2
* eGain Communications Corp.                               1,461              2
* Virologic, Inc.                                            705              2
* Insightful Corp.                                           884              2
* Systemax Inc.                                              848              2
* Interleukin Genetics, Inc.                               1,493              2
* ScreamingMedia Inc.                                        912              2
* Exabyte Corp.                                            1,860              2
* ClickAction, Inc.                                        2,547              2
* NaviSite, Inc.                                           5,399              2
* SciQuest, Inc.                                           1,149              2
* Vertel Corp.                                             2,893              2
* Intraware, Inc.                                          1,104              2
* Miller Industries, Inc.                                    609              2
* Amtech Systems, Inc.                                       269              2
  Laser Mortgage Management, Inc.                          1,711              2
* Navarre Corp.                                            1,714              2

--------------------------------------------------------------------------------
                                                                         MARKET
INSTITUTIONAL TOTAL STOCK                                                VALUE^
MARKET INDEX FUND                                         SHARES          (000)
--------------------------------------------------------------------------------
* Coeur D'Alene Mines Corp.                                2,361        $     2
* Wink Communications, Inc.                                1,161              2
* Lante Corp.                                              1,510              2
* Perceptron, Inc.                                         1,378              2
* Tut Systems, Inc.                                          783              2
* GraphOn Corp.                                            2,730              2
* Darling International, Inc.                              2,556              2
* Novatel Wireless, Inc.                                   1,466              2
* General Chemical Group Inc.                                533              2
* Jacobson Stores Inc.                                     2,832              2
* Z-Tel Technologies, Inc.                                 1,350              2
* Caldera International, Inc.                              2,020              2
* Tripath Technology Inc.                                    991              2
* Precision Optics Corp.                                   2,341              2
  HEICO Corp. Class A                                        122              2
* Metromedia International Group, Inc.                     2,009              2
* Rocky Mountain Chocolate Factory, Inc.                     114              2
* Webco Industries, Inc.                                     577              2
* Visual Data Corp.                                        2,071              2
* Mpower Holding Corp.                                     3,515              2
* XO Communications Inc. Class A                          16,421              2
* Omtool, Ltd.                                             2,092              2
* Personnel Group of America, Inc.                         1,739              2
* Accrue Software, Inc.                                    2,576              2
* HealthAxis, Inc.                                         2,253              2
* Creative Host Services, Inc.                             1,202              2
* Applied Microsystems Corp.                               1,425              1
* Network-1 Security Solutions, Inc.                         975              1
* Pfsweb Inc.                                              1,689              1
* P-Com, Inc.                                              4,267              1
* American Access Technologies Inc.                        1,753              1
* Lanvision Systems, Inc.                                    325              1
* Redhook Ale Brewery, Inc.                                  825              1
* Network Engines, Inc.                                    1,361              1
* Telaxis Communications Corp.                             1,904              1
* Loudeye Technologies, Inc.                               1,869              1
* Trump Hotels & Casino Resorts, Inc.                      1,187              1
* Double Eagle Petroleum Co.                                 371              1
* FairMarket, Inc.                                         1,195              1
* Headway Corporate Resources, Inc.                        3,808              1
* Zamba Corp.                                              2,207              1
* Interplay Entertainment Corp.                            2,800              1
* Carrington Labs Inc.                                     1,246              1
  Rouge Industries Inc.                                      934              1
* Primus Knowledge Solutions, Inc.                         1,489              1
* Ampex Corp. Class A                                      8,747              1
* Harken Energy Corp.                                        983              1
* High Speed Access Corp.                                  2,168              1
* Astea International, Inc.                                1,652              1
* Torch Offshore, Inc.                                       200              1
* Motient Corp.                                            2,854              1
* Triton Network Systems, Inc.                             1,759              1
* Landenburg Thalmann Financial Services, Inc.             1,361              1
* Team, Inc.                                                 173              1
* Optika Inc.                                              1,104              1
* Innovative Medical Services                                571              1
* Gadzoox Networks, Inc.                                   1,598              1
* Billserv, Inc.                                           1,022              1
* Trailer Bridge, Inc.                                       823              1
* Ezenia!, Inc.                                            2,547              1
* eLEC Communications Corp.                                2,725              1
* Audible, Inc.                                            1,379              1
* Avenue A, Inc.                                             610              1
* WHX Corp.                                                  667              1
* Profile Technologies, Inc.                               1,578              1
* Badger Paper Mills, Inc.                                   238              1
* InsWeb Corp.                                               237              1
* Craig Corp.                                                515              1
* Airnet Communications Corp.                              2,383              1
* USinternetworking, Inc.                                  4,756              1
* PeoplePC Inc.                                            4,093              1
* International Smart Sourcing, Inc.                         219              1
* Interliant Inc.                                          2,525              1
* StarMedia Network, Inc.                                  2,324              1
* Chiquita Brands International, Inc.                      1,375              1
  United Financial Corp.                                      46              1
* Organic, Inc.                                            2,716              1
* Hathaway Corp.                                             301              1
* Applied Graphics Technologies, Inc.                      1,618              1
* ZEVEX International, Inc.                                  306              1
* MessageMedia Inc.                                        6,120              1
* Integra, Inc.                                              629              1
* Criimi Mae, Inc. REIT                                      204              1
* Lowrance Electronics, Inc.                                 318              1
* JLM Industries, Inc.                                       495              1
* SEEC, Inc.                                                 550              1
* Razorfish Inc.                                           3,425              1
* On2 Technologies, Inc.                                   2,193              1
* Continucare Corp.                                        1,581              1
* EasyLink Services Corp.                                  1,482              1
* PurchasePro.com, Inc.                                      600              1
* Geerlings & Wade Inc.                                      764              1
* Hayes Lemmerz International, Inc.                        2,744              1
* Chaparral Resources, Inc.                                  464              1
* The Fortress Group, Inc.                                   353              1
* Pinnacle Holdings Inc. REIT                              2,023              1
* Industri-Matematik International Corp                      660              1
* Onvia.com, Inc.                                          1,242              1
* Adams Golf, Inc.                                         1,734              1
* INSpire Insurance Solutions, Inc.                        1,981              1
* Navidec, Inc.                                            1,629              1
* Highlands Insurance Group                                5,881              1

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Pac-West Telecom, Inc.                                   1,175        $     1
* Birmingham Steel Corp.                                   2,019              1
* DA Consulting Group, Inc.                                2,549              1
* VCampus Corp.                                            1,422              1
* Life Financial Corp.                                       305              1
* Ventro Corp.                                             1,594              1
  Pittsburgh & West Virginia Railroad                         73              1
* Wilshire Oil Co. of Texas                                  190              1
* Provant, Inc.                                            1,067              1
* Total Entertainment Restaurant Corp.                       167              1
* USDATA Corp.                                               414              1
* Comdial Corp.                                            1,678              1
* Keystone Consolidated Industries, Inc.                     844              1
* Euroweb International Corp.                                299              1
* General Bearing Corp.                                      196              1
* EChapman.com, Inc.                                         283              1
* Tickets.com, Inc.                                          225              1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $1,567,868)                                                   1,537,824
--------------------------------------------------------------------------------

                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.0%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 2.30%, 1/9/2002                                       $2,000          1,999
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.69%, 1/2/2002--Note F                                  4,002          4,002
  1.75%, 1/2/2002                                          9,347          9,347
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $15,347)                                                         15,348
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
  (COST $1,583,215)                                                   1,553,172
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
--------------------------------------------------------------------------------
Other Assets                                                              2,008
Liabilities--Note F                                                      (7,725)
                                                                     -----------
                                                                         (5,717)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $1,547,455
================================================================================
*See Note A in Notes to Financial Statements.
^Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $1,587,982
Overdistributed Net Investment Income                                       (24)
Accumulated Net Realized Losses--Note D                                 (10,648)
Unrealized Appreciation (Depreciation)--Note E
  Investment Securities                                                 (30,043)
  Futures Contracts                                                         188
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,547,455
================================================================================

Institutional Shares--Net Assets
Applicable to 15,514,939 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $358,375
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                          $23.10
================================================================================

Institutional Plus Shares--Net Assets
Applicable to 51,476,676 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $1,189,080
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL PLUS SHARES                     $23.10
================================================================================

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F940 022002